As filed with the SEC on June 18, 2010
Registration No. 333-123884
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 7 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 58 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JEFFREY K. CIMINI
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485 on_______, pursuant to paragraph (b) (1) (iii) of rule 485
X	60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

Fidelity Personal Retirement Annuity®

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individual(s) or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 56 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"). Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR. Other funds are managed or sub-advised by Geode Capital Management, LLC ("Geode"), Lazard Asset Management, LLC ("Lazard"), Credit Suisse Asset Management, LLC ("Credit Suisse"), Morgan Stanley Investment Management Inc. ("Morgan Stanley"), Pacific Investment Management Company, LLC ("PIMCO"), and Invesco Advisers, Inc. ("Invesco").

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2010, as supplemented on ____________. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY

Nationally 1-800-544-2442

Date: April 30, 2010, as supplemented on _____________

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Fidelity Investments Life, the Variable Account and the Funds
Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Making Exchanges Among Investment Options	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Systematic Withdrawal Program	<Click Here>
Postponement of Payment	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee	<Click Here>
Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death	<Click Here>
Required Distributions On Death of Owner	<Click Here>
Annuity Date	<Click Here>
Annuity Income	<Click Here>
Contracts Owned by Trusts	<Click Here>
Contracts Owned Under UGMA/UTMA Arrangements	<Click Here>
Reports to Owners	<Click Here>
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Automatic Annuity Builder	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Special Provisions For Sales Under Sponsored Arrangements	<Click Here>
More About the Investment Options and the Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Table of Accumulation Values	<Click Here>
Appendix B: Table of Accumulation Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the month following the oldest Owner's 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by revocable grantor trusts or charitable remainder trusts, the Annuitant(s) must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 56 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

The amount of your Initial Purchase Payment determines your Contract Charges. If you purchase a Contract with an Initial Purchase Payment of $1,000,000 or more, you will be eligible for lower Contract Charges. Please note that the Contract Charges for Contracts funded with purchase payments from different sources (e.g. other annuity contract or other investments) will be determined solely by the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date. See Charges.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum. We have the right to cancel your Contract if your Contract Value falls below $2,000 for any reason. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If you do not make such an additional Purchase Payment and your Contract Value remains below $2,000 at the end of the period, we will cancel your Contract and send your Contract Value to you in a lump sum. The $2,000 figure may be reduced for sponsored arrangements, and will always be lower than the minimum initial Purchase Payment under such an arrangement.

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Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the month following his or her 90th birthday. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the following charges in connection with the Contracts.

(1) Mortality and Expense Risk ("M&E") Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%.

(3) Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges.

(4) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(5) Charges for Fund Short-Term Redemption Fees. Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

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(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Taxes.

1 For contracts purchased on or after 9/7/2010 with an Initial Purchase Payment of $1,000,000 or more, the M&E Charge is 0.05%.

For further information about fees and expenses generally, see Charges.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends. For administration purposes, we reserve the right to assign a Free Look Period that is longer, but not shorter, than the Free Look Period required by applicable law.

If you cancel your Contract during the Free Look Period we are required to return to you either your Purchase Payments without adjustment for investment experience or your Contract Value, depending on the state in which you live and other factors. In order to meet these requirements we reserve the right to invest your Purchase Payments in the Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or your Purchase Payments less any withdrawals.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00A

A Although we do not currently intend to charge for Exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
 Mortality and Expense Risk Charge	0.20%B
 Administrative Charge	0.05%
 Total Separate Account Annual Fees	0.25%B

B For contracts purchased on or after 9/7/2010 with an Initial Purchase Payment of $1,000,000 or more, the M&E Charge is 0.05% and the Total Separate Account Annual Fees are 0.10%. The Total Separate Account Annual Fees of 0.10% are also referred to as "lower Contract Charges" in this prospectus.

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	2.07%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

	1 year	3 years	5 years	10 years
	$235	$724	$1,240	$2,656

Facts About Fidelity Investments Life, The Variable Account, And The Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati OH 45277-0050.

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THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 56 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option, except for VIP Index 500 Portfolio, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial class shares of VIP Index 500 fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Investor Freedom® 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom Income® Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers®, Inc.
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
CREDIT SUISSE
Credit Suisse International Equity Flex III Portfolio	Seeks capital appreciation	Credit Suisse Asset Management, Inc.
INVESCO
Invesco Van Kampen V.I. Global Value Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley International Magnum Portfolio	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC

VIT refers to Variable Insurance Trust

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

The amount of your Initial Purchase Payment that is applied to your Contract on the Contract Date determines your Contract Charges. If you purchase a Contract with an Initial Purchase Payment of $1,000,000 or more, you will be eligible for the lower Contract Charges. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0050. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

FPRA

The amount of your Initial Purchase Payment that is applied to your Contract on the Contract Date determines your Contract Charges. If your Initial Purchase Payment is $1,000,000 or more, you will qualify for Total Separate Account Annual Fees of 0.10%. The Initial Purchase Payment must be applied to your Contract on the Contract Date in order for you to be eligible for the lower Contract Charges. This means that any Purchase Payments that are received by us and applied to your Contract after the Contract Date will not count as an Initial Purchase Payment and you will not be eligible for the lower Contract Charges even if the sum total of all your Purchase Payments equal or exceed $1,000,0000. However, You will be allowed to make an exchange under section 1035 of the Internal Revenue Code to a new Contract if your Contract Value reaches or exceeds $1,000,000 due to an increase in value based on additional Purchase Payment(s) and/or the earnings of your selected Investment Option(s) for as long as we continue to offer the Contract to new applicants at the lower Contract Charges. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 at some time in the future. We reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we choose to cease offering the lower Contract Charges to new applicants.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If your Contract Value reaches or exceeds $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, you will be eligible to exchange your Contract for a new Contract with lower Contract Charges. See Application and Initial Purchase Payment.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder. We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements.

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments accounts. You may also move money from your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal Program or Automatic Annuity Builder. See Systematic Withdrawal Program and Automatic Annuity Builder. Any account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FPRA

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends. For administration purposes, we reserve the right to assign a Free Look Period that is longer, but not shorter, than the Free Look Period required by applicable law.

If you cancel your Contract during the Free Look Period we are required to return to you either your Purchase Payments without adjustment for investment experience or your Contract Value, depending on the state in which you live and other factors. In order to meet these requirements we reserve the right to invest your Purchase Payments in the Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or your Purchase Payments less any withdrawals.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application. In order to meet certain regulatory requirements we reserve the right to invest your Purchase Payments in the Money Market Investment Option during all or part of the Free Look Period. See Free Look Privilege above.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract owners may be required to provide additional information about those requests by other means, including via fax or a web site.

FPRA

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to 18 days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

FPRA

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FPRA

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an Owner during the past 15 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program or Automatic Annuity Builder. All Owners must also appear as owners of the Fidelity Investments account or bank account.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

FPRA

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership;

2. Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax before the Annuity Date. In these states the premium tax applies to each Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

FPRA

(4) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5) Fund Short-Term Redemption Fees and Expenses. Thirteen Investment Options invest in Funds that impose a short-term redemption fee. See Certain Portfolios Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status.

1 For contracts purchased on or after 9/7/2010 with an Initial Purchase Payment of $1,000,000 or more, the M&E Charge is 0.05%.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or annuitant in trust owned contracts), we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

FPRA

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date.

Before the Annuity Date you may withdraw all (but not a part) of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date. We will determine the amount of monthly annuity income based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a) The guaranteed annuity income purchase rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

FPRA

  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts and charitable remainder trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, a grantor of a revocable grantor trust must be an Annuitant, and the grantor's spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, a second Annuitant may be added on the Annuity Date. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 90th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is either for the sole benefit of the grantor(s) or a charitable remainder trust established under the Internal Revenue Service Code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

FPRA

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

FPRA

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where a grantor represents that the trust is for the benefit of the grantor annuitant(s) (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")) and to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, they are taxed generally in the same manner as annuity income payments, as described above.

FPRA

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59 1/2;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner's becoming disabled (as defined in the tax law);

(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See Other Contract Provisions. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

  Transfer of a Contract to or from a Revocable Grantor Trust or a Charitable Remainder Trust

A Contract owned by a revocable grantor trust may be transferred to a grantor. A Contract owned by one or two individual(s) may be transferred to either a revocable grantor trust of which the individual(s) is(are) the grantor(s) or to a charitable remainder trust. See Other Contract Provisions. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

FPRA

  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

  FILI's Tax Status

FILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin.

If you are the only Owner when your Contract is issued, you may later add a second Owner, but you may do this only once and the second Owner must be younger than you, unless the second Owner is your spouse. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner unless the Owner is a spouse.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2. Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

FPRA

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, no additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and, unless prohibited by applicable state law, sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by a revocable grantor trust may be transferred to the grantor(s); and (c) a Contract owned by one or two individual(s) may be transferred to either a revocable grantor trust or a charitable remainder trust of which the individual(s) is(are) the grantor(s).

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

FPRA

6. Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

FPRA

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Portfolios Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About The Investment Options And The Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page <Click Here> of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

FPRA

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

Appendix A: Table Of Accumulation Unit Values

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.93	11.49	4,636,677
2008	12.58	8.93	5,243,044
2007	10.93	12.58	3,343,873
2006	10.22	10.93	2,321,254
2005	10.00	10.22	875,169

FPRA

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.27	10.94	1,857,538
2008	12.92	8.27	2,168,969
2007	10.90	12.92	1,127,224
2006	10.24	10.90	590,490
2005	10.00	10.24	105,964

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.30	11.46	14,902,287
2008	12.60	8.30	15,736,949
2007	11.60	12.60	15,037,047
2006	10.43	11.60	6,904,445
2005	10.00	10.43	1,278,433

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.80	9.37	379,214
2008	10.34	6.80	176,614
2007	11.30	10.34	198,312
2006	10.06	11.30	360,344
2005	10.00	10.06	21,310

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.72	10.49	841,138
2008	11.12	8.72	1,421,264
2007*	10.00	11.12	335,116

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.97	10.79	33,563,171
2008	13.92	7.97	35,196,855
2007	11.88	13.92	33,303,074
2006	10.67	11.88	23,590,259
2005	10.00	10.67	7,627,591

FPRA

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.51	7.93	2,627,446
2008	9.87	6.51	2,242,262
2007	10.14	9.87	1,875,175
2006*	10.00	10.14	936,933

* Period from 05/01/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.75	10.51	1,443,396
2008	13.22	7.75	1,711,308
2007	12.40	13.22	2,216,643
2006	10.92	12.40	1,669,248
2005	10.00	10.92	650,767

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	4.45	7.79	3,596,312
2008*	10.00	4.45	594,009

* Period from 05/01/08 to 12/31/08

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.43	12.43	6,284,606
2008	18.50	8.43	6,009,073
2007	12.71	18.50	6,380,335
2006	10.92	12.71	3,821,679
2005	10.00	10.92	1,443,135

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.10	9.21	11,334,553
2008	12.42	7.10	13,030,463
2007	12.28	12.42	15,009,995
2006	10.25	12.28	11,422,433
2005	10.00	10.25	2,998,141

FPRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	5.31	6.75	2,161,254
2008	10.69	5.31	2,059,335
2007	12.40	10.69	890,903
2006	10.71	12.40	963,779
2005	10.00	10.71	176,435

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.12	11.13	12,172,701
2008	11.06	10.12	10,172,436
2007	10.45	11.06	7,577,333
2006*	10.00	10.45	1,551,819

* Period from 05/01/06 to 12/31/06

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.73	10.36	25,246,480
2008	11.31	8.73	23,898,069
2007	10.59	11.31	21,509,228
2006*	10.00	10.59	7,775,530

* Period from 05/01/06 to 12/31/06

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.52	9.19	5,451,702
2008*	10.00	7.52	3,007,545

* Period from 05/01/08 to 12/31/08

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.78	9.66	27,157,999
2008	11.48	7.78	28,124,851
2007	10.68	11.48	25,500,525
2006*	10.00	10.68	9,636,213

* Period from 5/1/2006 to 12/31/2006

FPRA

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.15	9.16	10,267,820
2008	11.59	7.15	10,391,054
2007	10.70	11.59	9,167,550
2006*	10.00	10.70	3,466,268

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.28	9.30	6,334,599
2008	13.82	7.28	9,025,967
2007	10.93	13.82	9,431,517
2006	10.27	10.93	5,052,277
2005	10.00	10.27	1,803,239

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.67	9.73	2,068,110
2008	13.22	7.67	2,496,680
2007	11.83	13.22	2,157,470
2006	10.50	11.83	1,262,971
2005	10.00	10.50	442,764

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.14	8.92	2,713,807
2008	13.70	6.14	1,056,316
2007	11.16	13.70	1,422,323
2006	10.63	11.16	534,023
2005	10.00	10.63	395,529

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.00	10.10	547,996
2008	12.69	7.00	437,051
2007	10.39	12.69	669,240
2006	10.32	10.39	351,467
2005	10.00	10.32	200,441

FPRA

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.65	9.27	448,830
2008	13.04	6.65	593,181
2007	11.13	13.04	699,945
2006	10.29	11.13	301,113
2005	10.00	10.29	124,420

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.15	10.77	1,912,488
2008	12.06	8.15	2,492,125
2007	10.99	12.06	1,872,877
2006	10.38	10.99	1,366,037
2005	10.00	10.38	672,323

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.60	12.33	10,311,369
2008	11.49	8.60	8,134,253
2007	11.23	11.49	6,700,428
2006	10.12	11.23	5,387,089
2005	10.00	10.12	1,314,867

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.76	9.81	19,394,904
2008	12.36	7.76	21,161,595
2007	11.75	12.36	17,249,789
2006	10.18	11.75	11,110,059
2005	10.00	10.18	3,586,151

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.54	11.93	1,857,466
2008	14.24	8.54	1,809,822
2007	12.09	14.24	1,651,321
2006	10.50	12.09	977,250
2005	10.00	10.50	170,978

FPRA

Fidelity VIP International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.33	9.83	2,346,909
2008	12.86	6.33	2,031,306
2007	12.28	12.86	2,681,015
2006	10.77	12.28	1,809,831
2005	10.00	10.77	861,839

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.50	12.12	24,871,886
2008	10.88	10.50	20,483,616
2007	10.46	10.88	15,944,880
2006	10.05	10.46	10,241,325
2005	10.00	10.05	2,792,174

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.21	11.27	611,283
2008	12.14	9.21	622,468
2007	11.21	12.14	607,608
2006	10.24	11.21	379,484
2005	10.00	10.24	176,756

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.09	11.25	3,491,918
2008	12.14	9.09	4,116,933
2007	11.21	12.14	4,313,329
2006	10.26	11.21	2,570,754
2005	10.00	10.26	950,391

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.05	11.30	4,437,914
2008	12.44	9.05	4,871,606
2007	11.42	12.44	4,475,895
2006	10.32	11.42	3,210,150
2005	10.00	10.32	651,075

FPRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.54	10.97	5,950,156
2008	12.72	8.54	6,231,246
2007	11.57	12.72	5,410,148
2006	10.37	11.57	3,741,303
2005	10.00	10.37	1,039,588

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.42	10.91	2,439,002
2008	12.83	8.42	2,398,848
2007	11.65	12.83	2,039,666
2006	10.40	11.65	1,174,503
2005	10.00	10.40	206,213

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.06	10.58	2,705,337
2008	13.06	8.06	2,846,134
2007	11.77	13.06	2,180,516
2006	10.43	11.77	1,149,901
2005	10.00	10.43	439,594

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.20	11.69	1,570,483
2008	11.43	10.20	1,514,842
2007	10.81	11.43	1,643,503
2006	10.14	10.81	958,301
2005	10.00	10.14	234,350

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.03	10.71	3,027,697
2008	11.40	6.03	1,178,584
2007*	10.00	11.40	643,425

* Period from 05/01/2007 to 12/31/2007

FPRA

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.33	11.63	15,840,387
2008	13.80	8.33	16,196,329
2007	11.99	13.80	16,508,613
2006	10.67	11.99	12,345,307
2005	10.00	10.67	4,406,357

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	11.41	11.46	69,472,560
2008	11.10	11.41	130,232,042
2007	10.59	11.10	99,607,757
2006	10.13	10.59	49,130,393
2005	10.00	10.13	11,524,864

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	8.53	10.76	9,213,388
2008	15.24	8.53	10,333,031
2007	13.04	15.24	11,592,191
2006	11.08	13.04	6,984,118
2005	10.00	11.08	2,174,617

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.99	9.60	2,931,071
2008	11.67	6.99	3,006,425
2007	14.23	11.67	2,514,862
2006	10.45	14.23	3,094,808
2005	10.00	10.45	655,914

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.22	13.27	25,369,923
2008	11.43	10.22	21,024,112
2007	10.86	11.43	18,325,020
2006	10.09	10.86	8,631,464
2005	10.00	10.09	2,134,260

FPRA

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.55	12.80	4,036,088
2008	13.36	6.55	1,783,810
2007	11.63	13.36	2,356,877
2006	10.78	11.63	1,303,834
2005	10.00	10.78	508,174

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	5.20	7.66	419,363
2008	9.91	5.20	186,431
2007*	10.00	9.91	174,137

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.16	11.67	1,188,966
2008	15.82	10.16	1,669,662
2007	13.16	15.82	2,019,921
2006	10.03	13.16	1,212,753
2005	10.00	10.03	104,437

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.37	9.05	3,024,805
2008	11.95	6.37	2,419,565
2007	11.74	11.95	2,884,699
2006	10.28	11.74	1,678,696
2005	10.00	10.28	664,719

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.88	8.76	1,942,228
2008	12.46	6.88	3,147,361
2007	11.95	12.46	2,912,119
2006	10.42	11.95	2,196,605
2005	10.00	10.42	393,652

FPRA

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.10	9.58	3,615,493
2008	12.53	6.10	3,164,073
2007	11.90	12.53	4,461,986
2006	10.27	11.90	2,492,402
2005	10.00	10.27	563,497

Credit Suisse International Equity Flex III Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.10	349,431

* Period from 12/11/2009 to 12/31/2009

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	7.55	12.82	5,394,454
2008	14.72	7.55	3,878,690
2007	11.05	14.72	4,179,420
2006*	10.00	11.05	1,369,525

* Period from 5/1/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	9.78	12.70	2,502,095
2008	11.53	9.78	1,539,245
2007	10.85	11.53	1,543,526
2006*	10.00	10.85	528,749

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.78	11.49	4,964,215
2008	15.68	6.78	4,830,811
2007	11.19	15.68	7,732,205
2006*	10.00	11.19	2,406,387

* Period from 05/01/2006 to 12/31/2006

FPRA

Morgan Stanley International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	6.92	9.15	2,611,156
2008	12.53	6.92	2,810,210
2007	10.96	12.53	3,479,667
2006*	10.00	10.96	1,933,590

* Period from 05/01/2006 to 12/31/2006

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.16	7,074,005

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.30	3,370,528

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.13	6,465,357

* Period from 09/30/2009 to 12/31/2009

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Appendix B: Table Of Accumulation Unit Values

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.87	589,716

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.57	210,288

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.80	832,704

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.95	18,607

FIdelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.14	53,906

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.55	2,168,114

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.72	204,334

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.90	83,963

FPRA

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	20.79	417,478

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.56	321,464

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.21	429,706

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.95	41,147

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	11.55	3,460,561

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	12.96	4,373,362

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.52	2,129,825

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.87	3,149,297

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.63	764,014

FPRA

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.40	246,253

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.32	110,927

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.52	99,828

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.36	55,219

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.34	15,396

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.11	114,214

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.76	1,547,646

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.30	1,246,656

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.56	71,790

FPRA

Fidelity VIP International Cap Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	19.82	100,368

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	12.01	6,816,054

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.36	99,232

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.58	310,244

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.77	332,697

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.39	445,777

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.61	293,237

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.96	214,534

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	12.00	428,331

FPRA

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	21.72	137,085

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	16.25	931,562

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	10.05	12,143,123

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.65	435,058

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	20.48	163,182

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	13.73	7,439,054

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	22.85	330,918

FIdelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	18.60	10,941

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	11.90	76,228

FPRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	17.53	124,366

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.12	32,464

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	20.05	103,994

FPRA

Credit Suisse International Equity Flex III Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.10	63,649

* Period from 12/11/2009 to 12/31/2009

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	20.22	372,126

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	14.42	687,535

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	19.91	275,821

Morgan Stanley International Magnum Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009	10.00	15.59	139,334

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.15	4,430,174

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.29	2,201,234

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2009*	10.00	10.13	6,454,957

* Period from 09/30/2009 to 12/31/2009

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315

FPRA-pro-0410-01
1.819090.108

FPRA

THIS PAGE INTENTIONALLY LEFT BLANK

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY PERSONAL RETIREMENT ANNUITY®
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2010, as supplemented on ____________

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2010, as supplemented on _____________ without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	<Click Here>
Unavailability of Annuity Income Options in Certain Circumstances	<Click Here>
IRS Required Distributions	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed) Fidelity Investments Life Insurance Company (enclosed)

FPRA-ptb-0410-01
1.819091.108

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, Senior Legal Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2009 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

FINANCIAL STATEMENTS

The financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2009, 2008 and 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 9, 2010

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED BALANCE SHEETS

(in thousands, except share data) December 31, 2009 and 2008

ASSETS	2009	2008
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $525,856 in 2009 and $495,612 in 2008)	$ 536,813	$ 501,954
Policy loans	561	248

Total investments	537,374	502,202

Cash and cash equivalents	221,717	234,052
Accrued investment income	4,989	5,705
Deferred policy acquisition costs	56,303	52,816
Reinsurance deposit and receivables	1,720,821	1,830,999
Property and equipment, net	8,958	15,867
Other assets	7,898	8,407
Net deferred tax asset	55,600	42,895
Income taxes receivable	--	9,626
Receivable from Parent and affiliates	7,120	--
Separate account assets	15,126,626	12,277,307

Total assets	$ 17,747,406	$ 14,979,876

LIABILITIES
Future contract and policy benefits	$ 1,029,282	$ 1,056,599
Contractholder deposit funds	813,401	894,380
Other liabilities and accrued expenses	13,665	14,425
Income taxes payable	10,298	--
Payable to parent and affiliates	--	9,684
Separate account liabilities	15,126,626	12,277,307

Total liabilities	16,993,272	14,252,395

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	69,582	69,582
Accumulated other comprehensive income	6,891	4,243
Retained earnings	674,661	650,656

Total stockholder's equity	754,134	727,481

Total liabilities and stockholder's equity	$ 17,747,406	$ 14,979,876

The accompanying notes are an integral part of the consolidated financial statements.

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands) for the years ended December 31, 2009, 2008 and 2007

	2009	2008	2007
Revenues:
Fees charged to contractholders	$ 98,477	$ 108,994	$ 113,638
Net investment income	17,950	27,597	35,947
Interest on reinsurance deposit	47,764	53,224	54,943
Fund administration fees	2,028	3,528	4,474
Net realized investment gains (losses):
Other than temporary losses on debt securities	(224)	(8,876)	(1,615)
Other than temporary losses on debt securities transferred to other comprehensive income	--	--	--
Other than temporary losses	(224)	(8,876)	(1,615)
Net realized investment gains and losses on sales	10,185	8,536	913
Total net realized investment gains (losses)	9,961	(340)	(702)
Premiums	4,996	7,043	11,332
Other income	8	--	626

Total revenue	181,184	200,046	220,258

Benefits and expenses:
Underwriting, acquisition and insurance expenses(1)	79,055	115,336	113,013
Contract and policy benefits and expenses	62,371	62,962	51,852
Other expenses	8,599	178	--

Total benefits and expenses	150,025	178,476	164,865

Income before income taxes	31,159	21,570	55,393

Income tax expense	7,154	3,074	8,504

Net income	24,005	18,496	46,889

Other comprehensive income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	14,162	43	7,680
Reclassification adjustment for net realized (gains) losses included in net income	(9,961)	340	702
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	(197)	243	(488)
Provision for income taxes related to items of other comprehensive income	(1,356)	(357)	(2,741)

Other comprehensive income, net of tax	2,648	269	5,153

Comprehensive income	$ 26,653	$ 18,765	$ 52,042

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands) for the years ended December 31, 2009, 2008 and 2007

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2006	$ 3,000	$ 68,048	$ (1,179)	$ 585,271	$ 655,140

Comprehensive income:
Net income	--	--	--	46,889	46,889
Other comprehensive income	--	--	5,153	--	5,153

Balance at December 31, 2007	$ 3,000	$ 68,048	$ 3,974	$ 632,160	$ 707,182

Comprehensive income:
Net income	--	--	--	18,496	18,496
Other comprehensive income	--	--	269	--	269
Forgiveness of debt	--	1,534	--	--	1,534

Balance at December 31, 2008	$ 3,000	$ 69,582	$ 4,243	$ 650,656	$ 727,481

Comprehensive income:
Net income	--	--	--	24,005	24,005
Other comprehensive income	--	--	2,648	--	2,648

Balance at December 31, 2009	$ 3,000	$ 69,582	$ 6,891	$ 674,661	$ 754,134

The accompanying notes are an integral part of the consolidated financial statements.

 FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Subsidiary of FMR LLC)

 CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands) for the years ended December 31, 2009, 2008 and 2007
	2009	2008	2007
Cash flows from operating activities:
Net income	$ 24,005	$ 18,496	$ 46,889
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	8,753	7,640	4,161
Net realized investment (gains) losses	(9,961)	340	702
Charitable donation expense	8,599	--	--
Provision (benefit) for deferred taxes	(14,120)	1,159	(10,373)
Changes in assets and liabilities:
Accrued investment income	716	3,559	(950)
Change in deferred policy acquisition costs, net of amortization	(3,814)	2,225	(2,578)
Future contract and policy benefits, net	99,508	200,666	354,824
Reinsurance deposit and receivables	110,178	(3,577)	(298,148)
Payable to (Recoverable) from parent and affiliates, net	(16,804)	8,041	(7,557)
Income taxes	19,924	(2,878)	(8,409)
Other assets and other liabilities, net	(467)	(1,225)	3,352

Net cash provided by operating activities	226,517	234,446	81,913

Cash flows from investing activities:
Purchase of debt securities	(910,674)	(1,303,248)	(381,118)
Purchase of restricted cash equivalent	--	(2,917)	(18,938)
Proceeds from sales of debt securities	837,963	1,455,444	312,138
Proceeds from maturities and calls of debt securities	41,953	30,350	75,019
Proceeds from maturities of restricted cash equivalent	--	4,323	22,681
Investment trades payable	--	--	238
Investment trades receivable	21	(247)	14
Change in policy loans	(313)	(178)	(67)
Capital expenditures	2	(524)	(10,031)

Net cash (used for) provided by investing activities	(31,048)	183,003	(64)

Cash flows from financing activities:
Change in cash overdraft	--	(20,447)	13,000
Deposits credited to variable annuity contracts	1,344,524	2,373,743	2,276,333
Deposits credited to fixed annuity contracts	--	23,874	141,235
Net transfers to separate accounts	27,271	(954,727)	(1,113,379)
Withdrawals from variable annuity contracts	(1,430,114)	(1,488,564)	(1,231,419)
Withdrawals from fixed annuity contracts	(149,485)	(156,817)	(148,890)

Net cash used for financing activities	(207,804)	(222,938)	(63,120)

Effect of foreign exchange rate changes on cash	--	258	(1,185)

Net (decrease) increase in cash and cash equivalents	(12,335)	194,769	17,544

Cash and cash equivalents:
Beginning of year	234,052	39,283	21,739
End of year	$ 221,717	$ 234,052	$ 39,283
Supplemental disclosure of cash flow information for non-cash transactions
Forgiveness of debt, net of income taxes	$ --	$ 1,534	$ --
Charitable donation of debt securities	$ 8,599	$ --	$ --

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly owned subsidiary of FMR LLC. Prior to October 1, 2007, the Company was a wholly-owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. All intercompany transactions have been eliminated in consolidation.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Old Mutual Insurance Series funds and the Strategic Advisers, Inc. funds. Effective December 2008, the Old Mutual Insurance Series Funds were liquidated and closed. Effective December 2009, the Fidelity Strategic Advisers, Inc. funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc.

In 2004, FILI became licensed to issue group annuity contracts in all provinces of Canada. Amounts invested in these contracts are allocated to certain portfolios of the Segregated Funds Accounts, which are separate accounts of the Company. The invested assets are reported at the net asset value of such portfolios. In 2006, the Company sold the net assets and liabilities attributable to these contracts to an affiliate, Fidelity Investments Insurance Company of Canada, for approximately $1,200,000. The sale was conducted at fair value which approximated its financial statements carrying value and resulted in no gain or loss to the Company. During 2008, certain amounts payable to affiliates of approximately $1,534,000 incurred in connection with administering the group annuity contract business was forgiven. This was recorded in Stockholder's Equity.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years. Effective February 26, 2008, the five year term life insurance product was closed to new business. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $219,349,000 and $232,774,000 at December 31, 2009 and 2008, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. The Company issued a GMWB product that guarantees payments over the lifetime of the contractholder.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meets its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product, and a 30-year period for the variable deferred and immediate annuity product. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges). Prior to 2008, the long term return assumption was 9.0% (before fund expenses and other charges), and the projected return was limited to no greater than 13.0% (before fund expenses and other charges) and no less than approximately 5% (before funds expenses and other charges).

During 2008, the Company reduced its long term projected investment returns on separate account fund balances after performing additional analysis which indicated a shift in the asset mix from 2007 (73% equities, 12% bonds, 15% cash) to 2008 (63% equities, 14% bonds, 23% cash) as well as a decrease in the weighted average return based on Ibbotson data. The reduction in the maximum projected return was also based on Ibbotson data and resulted in a reduction of about 1.5% from the prior level.

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.

During 2009 and 2008, the Company trued-up for actual lapse and internal replacement activity. The Company also unlocked future base lapse assumptions based on actual experience.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software, under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $8,958,000 and $15,867,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2009 and 2008, respectively. Depreciation expense on these capitalized software development costs were $6,908,000, $4,217,000 and $1,397,000 in 2009, 2008, and 2007 respectively.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities. The Company adopted the provisions of this guidance effective January 1, 2007 (See Note 6 - Income Taxes). The adoption of this interpretation had no impact on the Company's financial statements.

Foreign Currency Translation

The results of operations for the Company's branch denominated in Canadian dollars are translated into U.S. dollars using average exchange rates during the period; assets and liabilities are translated using exchange rates at the end of each period. Translation gains and losses are included in the consolidated statements of income and comprehensive income as a component of accumulated other comprehensive income. As discussed in Note 1, the Company sold its interests in certain group annuity contracts issued in Canada during 2006.

Adoption of New Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements. The Company evaluated subsequent events through the date of this report.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an "OTTI" of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the noncredit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

In April 2009, the FASB issued an additional standard for measuring the price that would be received to sell an asset or transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants under market conditions at the measurement date. This fair value guidance indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased from normal conditions or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Adoption of this standard had no impact on the Company's financial statements.

On January 1, 2009, the Company adopted FASB guidance regarding fair value measurement which was delayed for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a non recurring basis to fiscal years beginning after November 15, 2008.  Adoption of this standard had no impact on the Company's financial statements.

In February 2007, the FASB issued guidance which allows companies to make an election on an individual instruments basis to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are not financial instruments, at fair value. Companies shall report unrealized gains and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. The accounting guidance was effective for fiscal years after November 15, 2007. The effect of the first re-measurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company has elected not to choose the fair value option for any of the Company's financial assets and liabilities as of January 1, 2008.

In September 2006, FASB issued guidance that establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. The guidance defines fair value as the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between participants (an exit price). The statement establishes a fair value hierarchy that distinguishes between inputs based on market data from independent sources ("observable inputs") and a reporting entity's internal assumptions based on the best information available when the external market data is limited or unavailable ("unobservable inputs"). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Company adopted the guidance effective January 1, 2008. The adoption of the guidance had no impact on the financial assets and financial liabilities that are required to be measured at fair value. See Note 5 - Fair Value Measurements for additional information regarding fair value.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS:

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. Reporting and measuring the Company's interest in its separate accounts as general account assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. This guidance requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. Reserves for these benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers,

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2009	2008
Beginning balance	$ 21,996	$ 5,598
Unlocking of benefit ratio	(3,101)	15,443
Interest on reserve	1,288	1,438
Claims paid	(6,561)	(3,594)
Accrual of benefit ratio	2,354	3,111

Ending balance	$ 15,976	$ 21,996

The reinsurance recoverables associated with GMDB were $15,192,000 and $20,000,000 at December 31, 2009 and 2008, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and our long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2.5% to 7.5% and 1% to 3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 3.0% to 8.5% depending on calendar year.
  The discount rate is 6.83%.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2009 and 2008. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2009	2008
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 5,437,315	$ 4,883,429
Net amount at risk	$ 338,006	$ 651,242
Average attained age of contractholders	62	61
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 331,179	$ 293,692
Net amount at risk	$ 108,163	$ 186,987
Average attained age of contractholders	67	66

Guaranteed Minimum Withdrawal Benefits

The Company has a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contractholder based on a preset withdrawal percentage as defined in the contract. The contractholder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2009	2008
	(in thousands)
Beginning Balance	$ 673	$ 442
Interest on reserve	60	23
Accrual of benefit ratio	1,112	208
Claims paid	--	--
Ending Balance	$ 1,845	$ 673

For business issued prior to January 1, 2009, the Company reinsures 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the new reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with GMWB were $1,818,000 and $673,000 at December 31, 2009 and 2008, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability.

  Returns were assumed to equal the long-term investment performance assumption of 7.5%.
  Separate benefit ratios were calculated for single life and joint life policies.
  The withdrawal assumptions are best estimate based on pricing.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 10% with a dynamic lapse reduction for contracts in the money.
  The discount rate is 5.25%.

The table below displays the account value and guaranteed withdrawal value at December 31, 2009 and 2008:

	Years Ended December 31,
	2009	2008
	(in thousands)
Account Value	$ 1,964,582	$ 1,206,888
GMWB Value	2,006,132	1,590,770
Average attained age of contractholders	67	66

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Debt securities	$ 18,920	$ 28,510	$ 36,223
Cash and cash equivalents	1,407	2,042	2,403
Other income	214	35	3
Total investment income	20,541	30,587	38,629
Less: Investment expenses	2,591	2,990	2,682
Net investment income	$ 17,950	$ 27,597	$ 35,947

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Debt securities:
Gross realized gains	$ 16,620	$ 22,049	$ 3,426
Gross realized losses	$ (6,435)	$ (13,513)	$ (2,513)

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $224,000, $8,876,000 and $1,615,000 in 2009, 2008 and 2007, respectively. There were no debt securities that were non-income producing for 2009, 2008 and 2007, respectively. There was no interest foregone by non-income producing securities for 2009, 2008 and 2007, respectively.

Net unrealized investment gains on available-for-sale securities carried at fair value, and the related impact on DAC, deferred income taxes and foreign exchange as of December 31, were as follows:

	December 31,
	2009	2008	2007
	(in thousands)
Debt securities	$ 10,957	$ 6,342	$ 6,227
DAC	(351)	63	(205)
Foreign exchange	--	197	(46)
Deferred income tax expense	(3,715)	(2,359)	(2,002)
	$ 6,891	$ 4,243	$ 3,974

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2009 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (2,708)	$ 176,610	104
Greater than 12 months	--	--	--
	$ (2,708)	$ 176,610	104

Below investment grade debt securities:
0-12 months	$ (61)	$ 2,565	25
Greater than 12 months	--	--	--
	$ (61)	$ 2,565	25

Total	$ (2,769)	$ 179,175	129

Debt securities that have been in a continuous unrealized loss position as of December 31, 2008 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (4,790)	$ 112,402	194
Greater than 12 months	(982)	16,384	32
	$ (5,772)	$ 128,786	226

Below investment grade debt securities:
0-12 months	$ (2,142)	$ 14,235	113
Greater than 12 months	(816)	2,947	34
	$ (2,958)	$ 17,182	147

Total	$ (8,730)	$ 145,968	373

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2009 and 2008. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2009. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

comprised approximately 5% of the total portfolio as of December 31, 2009. Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and estimated fair value of debt securities, by type of issuer were as follows:

	December 31, 2009
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 193,378	$ 526	$ (2,464)	$ --	$ 191,440
Corporate debt securities	306,625	12,493	(262)	--	318,856
Foreign government securities	2,492	--	(24)	--	2,468
Mortgage and asset backed securities	23,361	707	(19)	--	24,049

	$ 525,856	$ 13,726	$ (2,769)	$ --	$ 536,813
	December 31, 2008
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 306,655	$ 14,587	$ (21)	$ --	$ 321,221
Corporate debt securities	169,548	469	(7,524)	--	162,493
Mortgage and asset backed securities	19,409	16	(1,185)	--	18,240

	$ 495,612	$ 15,072	$ (8,730)	$ --	$ 501,954

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

During 2009, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and estimated fair value of debt securities at December 31, 2009, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 24,941	$ 25,420
Due after 1 year through 5 years	379,607	388,914
Due after 5 years through 10 years	95,667	96,102
Due after 10 years	2,280	2,328
Mortgage and asset backed securities	23,361	24,049
	$ 525,856	$ 536,813

At December 31, 2009 and 2008, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2009, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,681,000 and $2,677,000, respectively. At December 31, 2008, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,664,000 and $2,752,000 respectively.

During 2009, the Company donated certain appreciated debt securities to a qualified charitable organization at fair value of $8,599,000. This is recorded as "Other expenses" in the Consolidated Statements of Income and Comprehensive Income.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

The majority of the Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Separate account assets are invested in mutual funds whose values are based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value as of December 31, 2009:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2009
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 191,440	$ --	$ 191,440
Corporate debt securities	--	318,856	--	318,856
Foreign government securities	--	2,468	--	2,468
Mortgage and asset backed securities	--	24,025	24	24,049
Total available-for-sale debt securities	$ --	$ 536,789	$ 24	$ 536,813
Separate account assets	15,126,626	--	--	15,126,626
Total	$ 15,126,626	$ 536,789	$ 24	$ 15,663,439

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2008:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2008
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 321,221	$ --	$ 321,221
Corporate debt securities	--	162,493	--	162,493
Mortgage and asset backed securities	--	17,260	980	18,240
Total available-for-sale debt securities	$ --	$ 500,974	$ 980	$ 501,954
Separate account assets	12,277,307	--	--	12,277,307
Total	$ 12,277,307	$ 500,974	$ 980	$ 12,779,261

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Changes in Level 3 assets measured at fair value on a recurring basis during 2009 were as follows:

Total Realized and Unrealized Gains (Losses)
	Beginning Balance, January 1, 2009	Recorded in Revenue	Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2009	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2009
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ 980	$ 127	$ 98	$ (1,129)	$ (52)	$ 24	$ --

Changes in Level 3 assets measured at fair value on a recurring basis during 2008 were as follows:

Total Realized and Unrealized Gains (Losses)
	Beginning Balance, January 1, 2008	Recorded in Revenue	Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2008	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2008
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ --	$ --	$ (98)	$ --	$ 1,078	$ 980	$ --

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but is disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion.

	2009		2008
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy loans	$ 561	$ 561	$ 248	$ 248
Reinsurance deposit and receivables	1,720,821	1,776,140	1,830,999	1,859,263

	$ 1,721,382	$ 1,776,701	$ 1,831,247	$ 1,859,511

Financial Liabilities:
Future contract and policy benefits	$ 1,029,282	$ 1,029,282	$ 1,056,599	$ 1,056,599
Contractholder deposit funds	813,401	868,748	894,380	922,699

	$ 1,842,683	$ 1,898,030	$ 1,950,979	$ 1,979,298

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for certain of the Company's contractholder deposit fund liabilities including the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Current:
Federal	$ 21,782	$ 2,017	$ 18,276
State	(508)	(102)	601
	21,274	1,915	18,877
Deferred:
Federal	(13,924)	1,071	(10,437)
State	(196)	88	64
	(14,120)	1,159	(10,373)
Provision for income taxes	$ 7,154	$ 3,074	$ 8,504

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2009	2008
	(in thousands)
Deferred income tax assets:
Deferred policy acquisition costs	$ 16,231	$ 16,807
Contractholder reserves	31,591	17,710
Deferred revenue	9,441	9,229
Unrealized losses/(gains) on available-for-sale securities	(3,857)	(2,219)
Capitalized software	--	(144)
Deferred compensation and retirement benefit plans	2,259	564
Alternative minimum tax credit	--	752
Other, net	(65)	196

Net deferred tax asset	$ 55,600	$ 42,895

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 10,905	$ 7,550	$ 19,174
Dividends received deduction	(4,137)	(4,514)	(11,511)
Other, net	386	38	841

	$ 7,154	$ 3,074	$ 8,504

FILI paid federal and state income taxes of $0, $8,000,000 and $27,285,000 in 2009, 2008 and 2007, respectively.

In 2007, FASB clarified the accounting for uncertainty in income taxes recognized in the Company's financial statements the guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is no longer subject to U.S. federal or state tax examinations for years before 2006. During 2010, the State of New York completed examination of the Company's state income tax returns for the tax years 2005 and 2006 which resulted in no material impact on the financial statements. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded. In addition, the Company did not record a cumulative effect adjustment related to the adoption of this guidance.

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $5,425,000, $4,514,000, and $11,511,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2009, 2008 and 2007, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,
	2009	2008	2007
(in thousands)
FILI
Statutory net income	$ 13,303	$ (8,005)	$ 47,435
Statutory surplus	$ 669,319	$ 648,121	$ 645,223
EFILI
Statutory net income	$ 1,857	$ 265	$ 2,787
Statutory surplus	$ 54,461	$ 52,056	$ 51,161

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of approximately 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $17,926,000, $24,558,000 and $30,910,000 in 2009, 2008 and 2007, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $23,777,000, $6,065,000 and $6,078,000 in 2009, 2008 and 2007, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Pyramis Global Advisors Trust Company to provide investment and managerial advice. The Company incurred charges of $1,078,000, $948,000, and $1,068,000 in 2009, 2008 and 2007, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR LLC and its subsidiaries $26,609,000, $32,202,000 and $36,175,000 in 2009, 2008 and 2007, respectively, for such services.

FMR LLC maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR LLC's policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Effective May 1, 2007, FMR LLC terminated the defined benefit pension plan. Pension costs of $0, $0 and $230,000 were charged to the Company in 2009, 2008 and 2007, respectively.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $2,556,000, $3,403,000 and $2,892,000 in 2009, 2008 and 2007, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $4,945,000, $4,706,000 and $5,650,000 in 2009, 2008 and 2007, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

Effective February 28, 2009, FILI issued a $200,000,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement was approved by the Utah Insurance Department and matures February 27, 2010 but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI receives a facility fee of 0.12% per year based on the unused amounts of the line of credit. In addition, FILI receives annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a 0.88% spread. Effective February 28, 2009 through April 22, 2009, the facility fee was 0.10% per year and the annual interest on advances was LIBOR plus a 0.75% spread. There were no amounts advanced by FILI under the line of credit agreement. During 2009, the Company earned $199,000 in facility fees from FMR LLC. Effective February 27, 2010, the revolving line of credit agreement was renewed for one year.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)

Commissions, gross	$ 17,926	$ 24,558	$ 30,910
Compensation and benefits	29,899	35,465	29,883
Capitalization of deferred policy acquisition costs	(5,697)	(9,182)	(13,369)
Amortization of deferred policy acquisition costs	1,883	11,407	10,791
Rent expenses	2,068	3,264	3,302
Taxes, licenses and fees	3,553	2,987	3,040
General insurance expenses	29,423	46,837	48,456

	$ 79,055	$ 115,336	$ 113,013

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2009, 2008 and 2007, the Company (decreased) increased amortization by ($3,823,000), $4,007,000 and $4,397,000, respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2009). Sales of these two products were discontinued in May, 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

December 31,
	2009	2008
(in thousands)
Deposit assets:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$ 1,045,021	$ 1,138,771
Principal Life Insurance Company	608,514	622,090

Reinsurance deposits	$ 1,653,535	$ 1,760,861

Contractholder deposit funds and future benefits	$ 1,677,183	$ 1,787,233

Interest on reinsurance deposit	$ 47,414	$ 53,224
Contract and policy benefits and expenses	$ 39,967	$ 43,369

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2009	2008	2007
	(in thousands)

Direct life premiums	$ 15,668	$ 15,915	$ 15,400
Reinsurance ceded	(10,672)	(8,872)	(4,068)
Net life premiums	$ 4,996	$ 7,043	$ 11,332

Direct contract and policy benefits	$ 273,926	$ 278,297	$ 261,218
Reinsurance ceded	(211,555)	(215,335)	(209,366)
Net contract and policy benefits	$ 62,371	$ 62,962	$ 51,852

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2009

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 689,658	$ 920,271	$ 154,310	$ 150,023	$ 466,104	$ 110,894	$ 366,931	$ 62,467
Receivable from FILI	1	0	0	0	1	0	0	0
Total assets	689,659	920,271	154,310	150,023	466,105	110,894	366,931	62,467
Liabilities:
Payable to FILI	0	9	1	0	0	0	5	0
Total net assets	$ 689,659	$ 920,262	$ 154,309	$ 150,023	$ 466,105	$ 110,894	$ 366,926	$ 62,467
Net Assets:
Fidelity Retirement Reserves	$ 640,524	$ 0	$ 116,748	$ 0	$ 402,407	$ 0	$ 332,287	$ 0
Fidelity Income Advantage	49,135	0	37,561	0	63,698	0	34,639	0
Fidelity Personal Retirement	0	918,170	0	150,023	0	110,894	0	62,467
Fidelity Freedom Lifetime Income	0	1,021	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	1,071	0	0	0	0	0	0
Total net assets	$ 689,659	$ 920,262	$ 154,309	$ 150,023	$ 466,105	$ 110,894	$ 366,926	$ 62,467
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	29,306	0	3,422	0	7,898	0	6,521	0
Unit Value	$ 21.86	$ 0.00	$ 34.12	$ 0.00	$ 50.95	$ 0.00	$ 50.96	$ 0.00
Fidelity Income Advantage:
Units Outstanding	2,297	0	1,125	0	1,277	0	695	0
Unit Value	$ 21.39	$ 0.00	$ 33.39	$ 0.00	$ 49.87	$ 0.00	$ 49.88	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	81,616	0	11,859	0	11,764	0	6,581
Highest Unit Value	$ 0.00	$ 11.46	$ 0.00	$ 14.76	$ 0.00	$ 15.21	$ 0.00	$ 14.40
Lowest Unit Value	$ 0.00	$ 10.05	$ 0.00	$ 12.33	$ 0.00	$ 9.21	$ 0.00	$ 9.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	90	0	0	0	0	0	0
Unit Value	$ 0.00	$ 11.28	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	97	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.27	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.95	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	8	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.23	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.94	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 98,171	$ 61,131	$ 105,536	$ 412,180	$ 383,364	$ 302,258	$ 61,481
Receivable from FILI	0	0	0	0	0	0	0
Total assets	98,171	61,131	105,536	412,180	383,364	302,258	61,481
Liabilities:
Payable to FILI	1	2	0	13	1	3	0
Total net assets	$ 98,170	$ 61,129	$ 105,536	$ 412,167	$ 383,363	$ 302,255	$ 61,481
Net Assets:
Fidelity Retirement Reserves	$ 90,763	$ 53,125	$ 0	$ 326,908	$ 0	$ 249,398	$ 0
Fidelity Income Advantage	7,407	8,004	0	85,259	0	52,857	0
Fidelity Personal Retirement	0	0	105,536	0	383,363	0	61,481
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 98,170	$ 61,129	$ 105,536	$ 412,167	$ 383,363	$ 302,255	$ 61,481
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,721	4,237	0	9,784	0	6,977	0
Unit Value	$ 33.36	$ 12.54	$ 0.00	$ 33.41	$ 0.00	$ 35.75	$ 0.00
Fidelity Income Advantage:
Units Outstanding	227	646	0	2,607	0	1,511	0
Unit Value	$ 32.65	$ 12.40	$ 0.00	$ 32.71	$ 0.00	$ 34.99	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	9,648	0	31,688	0	5,226
Highest Value	$ 0.00	$ 0.00	$ 14.65	$ 0.00	$ 12.12	$ 0.00	$ 13.87
Lowest Value	$ 0.00	$ 0.00	$ 10.76	$ 0.00	$ 12.01	$ 0.00	$ 11.49
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 607,531	$ 94,476	$ 23,388	$ 935,477	$ 395,725	$ 138,479	$ 1,100,839
Receivable from FILI	0	0	0	0	0	0	0
Total assets	607,531	94,476	23,388	935,477	395,725	138,479	1,100,839
Liabilities:
Payable to FILI	0	7	0	3	0	3	1
Total net assets	$ 607,531	$ 94,469	$ 23,388	$ 935,474	$ 395,725	$ 138,476	$ 1,100,838
Net Assets:
Fidelity Retirement Reserves	$ 347,769	$ 76,827	$ 0	$ 837,921	$ 0	$ 99,884	$ 0
Fidelity Income Advantage	51,753	17,642	0	97,553	0	38,592	0
Fidelity Personal Retirement	208,009	0	23,388	0	395,725	0	183,955
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	916,883
Total net assets	$ 607,531	$ 94,469	$ 23,388	$ 935,474	$ 395,725	$ 138,476	$ 1,100,838
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	11,105	3,445	0	21,131	0	5,929	0
Unit Value	$ 31.32	$ 22.30	$ 0.00	$ 39.65	$ 0.00	$ 16.85	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,688	809	0	2,514	0	2,341	0
Unit Value	$ 30.65	$ 21.83	$ 0.00	$ 38.81	$ 0.00	$ 16.49	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	20,642	0	2,068	0	35,731	0	15,735
Highest Value	$ 14.30	$ 0.00	$ 14.57	$ 0.00	$ 15.55	$ 0.00	$ 15.80
Lowest Value	$ 9.81	$ 0.00	$ 10.94	$ 0.00	$ 10.79	$ 0.00	$ 11.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	65,536
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 15.64
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 8.97
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	30,580
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 15.62
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 8.94

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 15,613	$ 16,512	$ 115,125	$ 21,719	$ 54,815	$ 25,849	$ 387,988	$ 199,392
Receivable from FILI	0	0	2	0	1	0	0	0
Total assets	15,613	16,512	115,127	21,719	54,816	25,849	387,988	199,392
Liabilities:
Payable to FILI	0	0	0	0	0	0	2	0
Total net assets	$ 15,613	$ 16,512	$ 115,127	$ 21,719	$ 54,816	$ 25,849	$ 387,986	$ 199,392
Net Assets:
Fidelity Retirement Reserves	$ 13,670	$ 0	$ 92,282	$ 0	$ 46,696	$ 0	$ 327,805	$ 0
Fidelity Income Advantage	1,943	0	22,845	0	8,120	0	60,181	0
Fidelity Personal Retirement	0	16,512	0	21,719	0	25,849	0	199,392
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 15,613	$ 16,512	$ 115,127	$ 21,719	$ 54,816	$ 25,849	$ 387,986	$ 199,392
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,083	0	5,826	0	4,372	0	15,903	0
Unit Value	$ 12.62	$ 0.00	$ 15.84	$ 0.00	$ 10.68	$ 0.00	$ 20.61	$ 0.00
Fidelity Income Advantage:
Units Outstanding	156	0	1,473	0	777	0	2,977	0
Unit Value	$ 12.46	$ 0.00	$ 15.50	$ 0.00	$ 10.45	$ 0.00	$ 20.21	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,527	0	2,179	0	2,814	0	16,772
Highest Value	$ 0.00	$ 15.90	$ 0.00	$ 14.32	$ 0.00	$ 16.52	$ 0.00	$ 16.25
Lowest Value	$ 0.00	$ 10.51	$ 0.00	$ 9.73	$ 0.00	$ 8.92	$ 0.00	$ 11.63
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 49,665	$ 36,723	$ 22,008	$ 14,786	$ 81,161	$ 59,218	$ 139,825	$ 83,423
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	49,665	36,723	22,008	14,786	81,161	59,218	139,825	83,423
Liabilities:
Payable to FILI	0	0	0	0	1	0	0	0
Total net assets	$ 49,665	$ 36,723	$ 22,008	$ 14,786	$ 81,160	$ 59,218	$ 139,825	$ 83,423
Net Assets:
Fidelity Retirement Reserves	$ 40,427	$ 0	$ 19,393	$ 0	$ 72,429	$ 0	$ 123,399	$ 0
Fidelity Income Advantage	9,238	0	2,615	0	8,731	0	16,426	0
Fidelity Personal Retirement	0	36,723	0	14,786	0	59,218	0	83,423
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 49,665	$ 36,723	$ 22,008	$ 14,786	$ 81,160	$ 59,218	$ 139,825	$ 83,423
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,361	0	1,669	0	6,144	0	5,805	0
Unit Value	$ 12.03	$ 0.00	$ 11.62	$ 0.00	$ 11.79	$ 0.00	$ 21.26	$ 0.00
Fidelity Income Advantage:
Units Outstanding	778	0	229	0	753	0	786	0
Unit Value	$ 11.88	$ 0.00	$ 11.42	$ 0.00	$ 11.59	$ 0.00	$ 20.90	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	3,719	0	1,265	0	4,367	0	6,606
Highest Value	$ 0.00	$ 20.05	$ 0.00	$ 11.90	$ 0.00	$ 22.85	$ 0.00	$ 16.56
Lowest Value	$ 0.00	$ 9.58	$ 0.00	$ 11.67	$ 0.00	$ 12.80	$ 0.00	$ 12.43
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 33,678	$ 22,319	$ 17,938	$ 15,278	$ 29,836	$ 23,350	$ 3,553	$ 3,868
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	33,678	22,319	17,938	15,278	29,836	23,350	3,553	3,868
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 33,678	$ 22,319	$ 17,938	$ 15,278	$ 29,836	$ 23,350	$ 3,553	$ 3,868
Net Assets:
Fidelity Retirement Reserves	$ 30,068	$ 0	$ 16,840	$ 0	$ 25,852	$ 0	$ 3,237	$ 0
Fidelity Income Advantage	3,610	0	1,098	0	3,984	0	316	0
Fidelity Personal Retirement	0	22,319	0	15,278	0	23,350	0	3,868
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 33,678	$ 22,319	$ 17,938	$ 15,278	$ 29,836	$ 23,350	$ 3,553	$ 3,868
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,437	0	2,069	0	1,517	0	318	0
Unit Value	$ 12.34	$ 0.00	$ 8.14	$ 0.00	$ 17.04	$ 0.00	$ 10.19	$ 0.00
Fidelity Income Advantage:
Units Outstanding	298	0	137	0	238	0	32	0
Unit Value	$ 12.13	$ 0.00	$ 8.00	$ 0.00	$ 16.76	$ 0.00	$ 10.02	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	2,027	0	2,202	0	1,929	0	398
Highest Value	$ 0.00	$ 15.11	$ 0.00	$ 16.95	$ 0.00	$ 16.56	$ 0.00	$ 16.95
Lowest Value	$ 0.00	$ 10.77	$ 0.00	$ 6.75	$ 0.00	$ 11.93	$ 0.00	$ 9.37
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 37,674	$ 31,467	$ 150,729	$ 438,663	$ 4,497	$ 4,413	$ 15,272	$ 25,061
Receivable from FILI	0	0	0	0	0	0	4	0
Total assets	37,674	31,467	150,729	438,663	4,497	4,413	15,276	25,061
Liabilities:
Payable to FILI	1	0	0	0	1	0	0	1
Total net assets	$ 37,673	$ 31,467	$ 150,729	$ 438,663	$ 4,496	$ 4,413	$ 15,276	$ 25,060
Net Assets:
Fidelity Retirement Reserves	$ 33,863	$ 0	$ 126,744	$ 0	$ 3,840	$ 0	$ 13,309	$ 0
Fidelity Income Advantage	3,810	0	23,985	0	656	0	1,967	0
Fidelity Personal Retirement	0	31,467	0	438,663	0	4,413	0	25,060
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 37,673	$ 31,467	$ 150,729	$ 438,663	$ 4,496	$ 4,413	$ 15,276	$ 25,060
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,247	0	8,838	0	400	0	1,303	0
Unit Value	$ 15.07	$ 0.00	$ 14.34	$ 0.00	$ 9.61	$ 0.00	$ 10.21	$ 0.00
Fidelity Income Advantage:
Units Outstanding	256	0	1,692	0	69	0	194	0
Unit Value	$ 14.88	$ 0.00	$ 14.18	$ 0.00	$ 9.52	$ 0.00	$ 10.12	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	3,094	0	32,809	0	464	0	2,447
Highest Value	$ 0.00	$ 20.48	$ 0.00	$ 13.73	$ 0.00	$ 16.34	$ 0.00	$ 19.82
Lowest Value	$ 0.00	$ 9.60	$ 0.00	$ 13.27	$ 0.00	$ 9.27	$ 0.00	$ 9.83
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 12,004	$ 17,503	$ 16,020	$ 29,562	$ 5,017	$ 6,440	$ 10,795	$ 23,498
Receivable from FILI	1	0	0	0	0	0	0	0
Total assets	12,005	17,503	16,020	29,562	5,017	6,440	10,795	23,498
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 12,005	$ 17,503	$ 16,020	$ 29,562	$ 5,017	$ 6,440	$ 10,795	$ 23,498
Net Assets:
Fidelity Retirement Reserves	$ 9,714	$ 0	$ 13,426	$ 0	$ 4,237	$ 0	$ 10,795	$ 0
Fidelity Income Advantage	2,291	0	2,594	0	780	0	0	0
Fidelity Personal Retirement	0	17,503	0	29,562	0	6,440	0	23,498
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 12,005	$ 17,503	$ 16,020	$ 29,562	$ 5,017	$ 6,440	$ 10,795	$ 23,498
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,085	0	1,456	0	416	0	932	0
Unit Value	$ 8.95	$ 0.00	$ 9.22	$ 0.00	$ 10.19	$ 0.00	$ 11.58	$ 0.00
Fidelity Income Advantage:
Units Outstanding	258	0	284	0	77	0	0	0
Unit Value	$ 8.87	$ 0.00	$ 9.14	$ 0.00	$ 10.09	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,975	0	3,149	0	603	0	1,999
Highest Value	$ 0.00	$ 15.12	$ 0.00	$ 17.53	$ 0.00	$ 16.36	$ 0.00	$ 12.00
Lowest Value	$ 0.00	$ 8.76	$ 0.00	$ 9.05	$ 0.00	$ 10.10	$ 0.00	$ 11.69
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 6,295	$ 8,217	$ 16,644	$ 43,489	$ 29,000	$ 54,736
Receivable from FILI	0	0	0	0	0	0
Total assets	6,295	8,217	16,644	43,489	29,000	54,736
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 6,295	$ 8,217	$ 16,644	$ 43,489	$ 29,000	$ 54,736
Net Assets:
Fidelity Retirement Reserves	$ 6,295	$ 0	$ 16,644	$ 0	$ 29,000	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	8,217	0	43,489	0	54,736
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 6,295	$ 8,217	$ 16,644	$ 43,489	$ 29,000	$ 54,736
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	556	0	1,471	0	2,537	0
Unit Value	$ 11.33	$ 0.00	$ 11.31	$ 0.00	$ 11.43	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	711	0	3,802	0	4,771
Highest Value	$ 0.00	$ 13.36	$ 0.00	$ 13.58	$ 0.00	$ 13.77
Lowest Value	$ 0.00	$ 11.27	$ 0.00	$ 11.25	$ 0.00	$ 11.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 23,309	$ 71,713	$ 11,474	$ 30,891	$ 12,275	$ 31,837
Receivable from FILI	0	0	0	0	0	0
Total assets	23,309	71,713	11,474	30,891	12,275	31,837
Liabilities:
Payable to FILI	0	0	0	1	0	0
Total net assets	$ 23,309	$ 71,713	$ 11,474	$ 30,890	$ 12,275	$ 31,837
Net Assets:
Fidelity Retirement Reserves	$ 23,309	$ 0	$ 11,474	$ 0	$ 12,275	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	71,713	0	30,890	0	31,837
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 23,309	$ 71,713	$ 11,474	$ 30,890	$ 12,275	$ 31,837
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,090	0	1,031	0	1,132	0
Unit Value	$ 11.15	$ 0.00	$ 11.13	$ 0.00	$ 10.84	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	6,396	0	2,732	0	2,920
Highest Value	$ 0.00	$ 14.39	$ 0.00	$ 14.61	$ 0.00	$ 14.96
Lowest Value	$ 0.00	$ 10.97	$ 0.00	$ 10.91	$ 0.00	$ 10.58
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 6,530	$ 13,617	$ 6,628	$ 12,349	$ 23,848	$ 237,503	$ 459,817
Receivable from FILI	0	0	0	0	0	0	0
Total assets	6,530	13,617	6,628	12,349	23,848	237,503	459,817
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 6,530	$ 13,617	$ 6,628	$ 12,349	$ 23,848	$ 237,503	$ 459,817
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 10,452	$ 0	$ 49,928	$ 84,430
Fidelity Income Advantage	0	0	0	1,897	0	11,274	54,006
Fidelity Personal Retirement	0	0	0	0	23,848	175,506	318,341
Fidelity Freedom Lifetime Income	6,530	13,617	6,628	0	0	795	3,040
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 6,530	$ 13,617	$ 6,628	$ 12,349	$ 23,848	$ 237,503	$ 459,817
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,339	0	4,576	8,313
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 7.80	$ 0.00	$ 10.91	$ 10.16
Fidelity Income Advantage:
Units Outstanding	0	0	0	245	0	1,041	5,357
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 7.75	$ 0.00	$ 10.83	$ 10.08
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	2,832	15,633	29,620
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 14.72	$ 11.55	$ 12.96
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 7.93	$ 11.13	$ 10.36
Fidelity Freedom Lifetime Income:
Units Outstanding	583	1,221	618	0	0	79	325
Unit Value	$ 11.21	$ 11.15	$ 10.73	$ 0.00	$ 0.00	$ 10.04	$ 9.34
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 1,015,987	$ 393,733	$ 159,438	$ 8,004	$ 9,534	$ 32,313	$ 35,394
Receivable from FILI	1	0	0	8	0	0	0
Total assets	1,015,988	393,733	159,438	8,012	9,534	32,313	35,394
Liabilities:
Payable to FILI	0	5	0	0	0	1	0
Total net assets	$ 1,015,988	$ 393,728	$ 159,438	$ 8,012	$ 9,534	$ 32,312	$ 35,394
Net Assets:
Fidelity Retirement Reserves	$ 23,392	$ 50,246	$ 39,320	$ 6,803	$ 0	$ 27,995	$ 0
Fidelity Income Advantage	17,636	36,843	14,000	1,209	0	4,317	0
Fidelity Personal Retirement	78,887	306,092	105,279	0	9,534	0	35,394
Fidelity Freedom Lifetime Income	1,248	547	839	0	0	0	0
Fidelity Growth and Guaranteed Income	894,825	0	0	0	0	0	0
Total net assets	$ 1,015,988	$ 393,728	$ 159,438	$ 8,012	$ 9,534	$ 32,312	$ 35,394
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,570	5,307	4,378	657	0	2,647	0
Unit Value	$ 9.10	$ 9.47	$ 8.98	$ 10.36	$ 0.00	$ 10.58	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,944	3,920	1,571	117	0	410	0
Unit Value	$ 9.07	$ 9.40	$ 8.91	$ 10.30	$ 0.00	$ 10.52	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	7,582	30,307	11,032	0	895	0	3,165
Highest Value	$ 13.52	$ 13.87	$ 14.63	$ 0.00	$ 13.14	$ 0.00	$ 21.72
Lowest Value	$ 9.19	$ 9.66	$ 9.16	$ 0.00	$ 10.49	$ 0.00	$ 10.71
Fidelity Freedom Lifetime Income:
Units Outstanding	137	63	101	0	0	0	0
Unit Value	$ 9.13	$ 8.73	$ 8.31	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	55,299	0	0	0	0	0	0
Highest Value	$ 13.38	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 8.91	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	34,677	0	0	0	0	0	0
Highest Value	$ 13.36	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 8.88	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 3,342	$ 3,418	$ 29,412	$ 36,688	$ 197,690	$ 77,861
Receivable from FILI	0	0	0	0	0	0
Total assets	3,342	3,418	29,412	36,688	197,690	77,861
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 3,342	$ 3,418	$ 29,412	$ 36,688	$ 197,690	$ 77,861
Net Assets:
Fidelity Retirement Reserves	$ 2,827	$ 0	$ 26,508	$ 0	$ 121,526	$ 31,257
Fidelity Income Advantage	515	0	2,904	0	13,617	4,923
Fidelity Personal Retirement	0	3,418	0	36,688	62,547	41,681
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 3,342	$ 3,418	$ 29,412	$ 36,688	$ 197,690	$ 77,861
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	373	0	3,431	0	4,950	1,282
Unit Value	$ 7.57	$ 0.00	$ 7.73	$ 0	$ 24.55	$ 24.37
Fidelity Income Advantage:
Units Outstanding	68	0	377	0	567	206
Unit Value	$ 7.53	$ 0.00	$ 7.70	$ 0	$ 24.03	$ 23.86
Fidelity Personal Retirement:
Units Outstanding	0	430	0	4,014	5,240	3,190
Highest Value	$ 0.00	$ 18.60	$ 0	$ 20.79	$ 19.91	$ 14.42
Lowest Value	$ 0.00	$ 7.66	$ 0	$ 7.79	$ 11.49	$ 12.70
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I	CST - International Equity Flex III
Assets:
Investments at market value	$ 25,073	$ 55,782	$ 25,873	$ 21,085	$ 13,407	$ 21,956
Receivable from FILI	0	0	0	3	0	0
Total assets	25,073	55,782	25,873	21,088	13,407	21,956
Liabilities:
Payable to FILI	0	0	0	0	0	1
Total net assets	$ 25,073	$ 55,782	$ 25,873	$ 21,088	$ 13,407	$ 21,955
Net Assets:
Fidelity Retirement Reserves	$ 14,770	$ 24,344	$ 22,376	$ 18,142	$ 11,479	$ 15,563
Fidelity Income Advantage	3,240	5,378	3,497	2,946	1,928	2,219
Fidelity Personal Retirement	7,063	26,060	0	0	0	4,173
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 25,073	$ 55,782	$ 25,873	$ 21,088	$ 13,407	$ 21,955
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,121	1,941	1,392	925	1,220	1,541
Unit Value	$ 13.17	$ 12.55	$ 16.07	$ 19.62	$ 9.41	$ 10.10
Fidelity Income Advantage:
Units Outstanding	251	438	222	153	209	220
Unit Value	$ 12.89	$ 12.28	$ 15.73	$ 19.20	$ 9.21	$ 10.10
Fidelity Personal Retirement:
Units Outstanding	841	2,750	0	0	0	413
Highest Value	$ 13.11	$ 15.59	$ 0.00	$ 0.00	$ 0.00	$ 10.10
Lowest Value	$ 8.17	$ 9.15	$ 0.00	$ 0.00	$ 0.00	$ 10.10
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2009

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Assets:
Investments at market value	$ 146,837	$ 134,905	$ 69,878	$ 153,342
Receivable from FILI	3	1	0	1
Total assets	146,840	134,906	69,878	153,343
Liabilities:
Payable to FILI	0	0	0	0
Total net assets	$ 146,840	$ 134,906	$ 69,878	$ 153,343
Net Assets:
Fidelity Retirement Reserves	$ 65,679	$ 17,250	$ 11,451	$ 21,015
Fidelity Income Advantage	4,478	820	1,065	1,417
Fidelity Personal Retirement	76,683	116,836	57,362	130,911
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 146,840	$ 134,906	$ 69,878	$ 153,343
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,228	1,701	1,114	2,077
Unit Value	$ 12.56	$ 10.14	$ 10.28	$ 10.12
Fidelity Income Advantage:
Units Outstanding	359	81	104	140
Unit Value	$ 12.47	$ 10.14	$ 10.27	$ 10.11
Fidelity Personal Retirement:
Units Outstanding	5,767	11,504	5,572	12,920
Highest Value	$ 20.22	$ 10.15	$ 10.29	$ 10.13
Lowest Value	$ 12.82	$ 10.15	$ 10.29	$ 10.13
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 7,852	$ 9,644	$ 11,164	$ 10,606	$ 9,344	$ 2,120
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	7,005	0	795	0	2,702	0
Administrative and other charges	467	0	53	0	180	0
Total expenses	7,472	0	848	0	2,882	0
Fidelity Income Advantage:
Mortality and expense risk charges	516	0	236	0	425	0
Administrative and other charges	172	0	79	0	141	0
Total expenses	688	0	315	0	566	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2,613	0	227	0	189
Administrative and other charges	0	654	0	57	0	47
Total expenses	0	3,267	0	284	0	236
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	4	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	5	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	174	0	0	0	0
Administrative and other charges	0	47	0	0	0	0
Total expenses	0	221	0	0	0	0
Total expenses	8,160	3,493	1,163	284	3,448	236
Net investment income (loss)	(308)	6,151	10,001	10,322	5,896	1,884
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	4,940	5,757	(39,095)	(9,081)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	0	4,940	5,757	(39,095)	(9,081)
Unrealized appreciation (depreciation)	0	0	32,492	22,462	139,198	31,343
Net increase (decrease) in net assets from operations	$ (308)	$ 6,151	$ 47,433	$ 38,541	$ 105,999	$ 24,146

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 1,448	$ 188	$ 1,866	$ 1,169	$ 1,930	$ 34,256	$ 25,646
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,270	0	624	355	0	2,313	0
Administrative and other charges	151	0	42	24	0	154	0
Total expenses	2,421	0	666	379	0	2,467	0
Fidelity Income Advantage:
Mortality and expense risk charges	239	0	51	53	0	649	0
Administrative and other charges	80	0	17	17	0	216	0
Total expenses	319	0	68	70	0	865	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	119	0	0	178	0	623
Administrative and other charges	0	30	0	0	45	0	155
Total expenses	0	149	0	0	223	0	778
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,740	149	734	449	223	3,332	778
Net investment income (loss)	(1,292)	39	1,132	720	1,707	30,924	24,868
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(43,073)	(8,054)	(11,186)	(4,735)	(4,691)	1,303	3,082
Realized gain distributions	286	50	289	176	294	1,556	1,290
Net realized gain (loss) on investments	(42,787)	(8,004)	(10,897)	(4,559)	(4,397)	2,859	4,372
Unrealized appreciation (depreciation)	125,109	21,856	29,905	15,912	23,064	19,667	11,885
Net increase (decrease) in net assets from operations	$ 81,030	$ 13,891	$ 20,140	$ 12,073	$ 20,374	$ 53,450	$ 41,125

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 6,505	$ 1,265	$ 13,606	$ 1,313	$ 294	$ 11,321	$ 4,459
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,714	0	2,347	517	0	5,485	0
Administrative and other charges	114	0	156	34	0	366	0
Total expenses	1,828	0	2,503	551	0	5,851	0
Fidelity Income Advantage:
Mortality and expense risk charges	362	0	354	120	0	636	0
Administrative and other charges	121	0	118	40	0	212	0
Total expenses	483	0	472	160	0	848	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	99	359	0	39	0	642
Administrative and other charges	0	25	90	0	9	0	161
Total expenses	0	124	449	0	48	0	803
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,311	124	3,424	711	48	6,699	803
Net investment income (loss)	4,194	1,141	10,182	602	246	4,622	3,656
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10,988)	(2,789)	(4,957)	(5,154)	(767)	(37,211)	(5,275)
Realized gain distributions	455	92	11,922	170	41	225	95
Net realized gain (loss) on investments	(10,533)	(2,697)	6,965	(4,984)	(726)	(36,986)	(5,180)
Unrealized appreciation (depreciation)	74,461	13,109	109,081	27,852	5,844	276,599	99,489
Net increase (decrease) in net assets from operations	$ 68,122	$ 11,553	$ 126,228	$ 23,470	$ 5,364	$ 244,235	$ 97,965

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,285	$ 17,323	$ 35	$ 25	$ 1,124	$ 194
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	647	0	93	0	631	0
Administrative and other charges	43	0	6	0	42	0
Total expenses	690	0	99	0	673	0
Fidelity Income Advantage:
Mortality and expense risk charges	254	0	13	0	159	0
Administrative and other charges	84	0	4	0	53	0
Total expenses	338	0	17	0	212	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	296	0	27	0	37
Administrative and other charges	0	74	0	7	0	9
Total expenses	0	370	0	34	0	46
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	6,970	0	0	0	0
Administrative and other charges	0	1,941	0	0	0	0
Total expenses	0	8,911	0	0	0	0
Total expenses	1,028	9,281	116	34	885	46
Net investment income (loss)	1,257	8,042	(81)	(9)	239	148
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,584)	3,330	(2,211)	(1,470)	(11,522)	(1,750)
Realized gain distributions	372	2,705	0	0	0	0
Net realized gain (loss) on investments	(3,212)	6,035	(2,211)	(1,470)	(11,522)	(1,750)
Unrealized appreciation (depreciation)	39,717	284,950	6,373	5,647	35,465	5,638
Net increase (decrease) in net assets from operations	$ 37,762	$ 299,027	$ 4,081	$ 4,168	$ 24,182	$ 4,036

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 221	$ 92	$ 2,327	$ 1,020	$ 240	$ 148
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	280	0	2,153	0	243	0
Administrative and other charges	19	0	143	0	16	0
Total expenses	299	0	2,296	0	259	0
Fidelity Income Advantage:
Mortality and expense risk charges	49	0	399	0	54	0
Administrative and other charges	16	0	133	0	18	0
Total expenses	65	0	532	0	72	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	33	0	319	0	52
Administrative and other charges	0	8	0	80	0	12
Total expenses	0	41	0	399	0	64
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	364	41	2,828	399	331	64
Net investment income (loss)	(143)	51	(501)	621	(91)	84
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,525)	283	(8,931)	(2,761)	(5,063)	(861)
Realized gain distributions	0	0	1,734	886	0	0
Net realized gain (loss) on investments	(1,525)	283	(7,197)	(1,875)	(5,063)	(861)
Unrealized appreciation (depreciation)	18,077	5,978	118,657	53,845	22,494	11,928
Net increase (decrease) in net assets from operations	$ 16,409	$ 6,312	$ 110,959	$ 52,591	$ 17,340	$ 11,151

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 697	$ 455	$ 88	$ 44	$ 565	$ 276
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	149	0	334	0	851	0
Administrative and other charges	10	0	22	0	57	0
Total expenses	159	0	356	0	908	0
Fidelity Income Advantage:
Mortality and expense risk charges	23	0	42	0	108	0
Administrative and other charges	7	0	14	0	36	0
Total expenses	30	0	56	0	144	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	28	0	62	0	134
Administrative and other charges	0	7	0	15	0	33
Total expenses	0	35	0	77	0	167
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	189	35	412	77	1,052	167
Net investment income (loss)	508	420	(324)	(33)	(487)	109
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,243)	(2,874)	2,754	1,781	(3,515)	1,115
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(5,243)	(2,874)	2,754	1,781	(3,515)	1,115
Unrealized appreciation (depreciation)	7,078	3,970	29,885	17,000	51,738	23,324
Net increase (decrease) in net assets from operations	$ 2,343	$ 1,516	$ 32,315	$ 18,748	$ 47,736	$ 24,548

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 101	$ 49	$ 247	$ 188	$ 270	$ 194
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	218	0	129	0	157	0
Administrative and other charges	15	0	9	0	11	0
Total expenses	233	0	138	0	168	0
Fidelity Income Advantage:
Mortality and expense risk charges	28	0	10	0	25	0
Administrative and other charges	10	0	3	0	9	0
Total expenses	38	0	13	0	34	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	41	0	27	0	37
Administrative and other charges	0	11	0	7	0	10
Total expenses	0	52	0	34	0	47
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	271	52	151	34	202	47
Net investment income (loss)	(170)	(3)	96	154	68	147
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,346)	(1,294)	1,012	905	(1,274)	5
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(2,346)	(1,294)	1,012	905	(1,274)	5
Unrealized appreciation (depreciation)	11,205	6,713	3,893	2,461	9,260	6,362
Net increase (decrease) in net assets from operations	$ 8,689	$ 5,416	$ 5,001	$ 3,520	$ 8,054	$ 6,514

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 17	$ 18	$ 817	$ 646	$ 5,708	$ 16,377
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	21	0	191	0	719	0
Administrative and other charges	1	0	13	0	48	0
Total expenses	22	0	204	0	767	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	23	0	153	0
Administrative and other charges	1	0	8	0	52	0
Total expenses	4	0	31	0	205	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	44	0	634
Administrative and other charges	0	1	0	10	0	159
Total expenses	0	7	0	54	0	793
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	26	7	235	54	972	793
Net investment income (loss)	(9)	11	582	592	4,736	15,584
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	140	230	(1,564)	222	1,418	1,597
Realized gain distributions	0	0	0	0	975	2,811
Net realized gain (loss) on investments	140	230	(1,564)	222	2,393	4,408
Unrealized appreciation (depreciation)	868	667	10,700	7,102	21,208	55,289
Net increase (decrease) in net assets from operations	$ 999	$ 908	$ 9,718	$ 7,916	$ 28,337	$ 75,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies (b)	VIP - Growth Strategies Investor Class (b)	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 107	$ 172	$ 206	$ 285
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	25	0	69	0	83	0
Administrative and other charges	2	0	5	0	5	0
Total expenses	27	0	74	0	88	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	10	0	19	0
Administrative and other charges	2	0	4	0	7	0
Total expenses	7	0	14	0	26	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	8	0	35	0	37
Administrative and other charges	0	2	0	8	0	9
Total expenses	0	10	0	43	0	46
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	34	10	88	43	114	46
Net investment income (loss)	(34)	(10)	19	129	92	239
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(919)	(670)	(1,112)	(1,118)	(5,512)	(5,762)
Realized gain distributions	0	0	159	258	0	0
Net realized gain (loss) on investments	(919)	(670)	(953)	(860)	(5,512)	(5,762)
Unrealized appreciation (depreciation)	2,262	1,975	5,121	7,748	8,183	9,614
Net increase (decrease) in net assets from operations	$ 1,309	$ 1,295	$ 4,187	$ 7,017	$ 2,763	$ 4,091

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 120	$ 198	$ 16	$ 21	$ 357	$ 766
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	68	0	24	0	65	0
Administrative and other charges	5	0	2	0	4	0
Total expenses	73	0	26	0	69	0
Fidelity Income Advantage:
Mortality and expense risk charges	12	0	4	0	0	0
Administrative and other charges	5	0	1	0	0	0
Total expenses	17	0	5	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	41	0	10	0	37
Administrative and other charges	0	11	0	2	0	10
Total expenses	0	52	0	12	0	47
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	90	52	31	12	69	47
Net investment income (loss)	30	146	(15)	9	288	719
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(582)	(1,260)	57	384	94	140
Realized gain distributions	0	0	0	0	132	296
Net realized gain (loss) on investments	(582)	(1,260)	57	384	226	436
Unrealized appreciation (depreciation)	4,371	8,382	1,390	1,476	606	1,268
Net increase (decrease) in net assets from operations	$ 3,819	$ 7,268	$ 1,432	$ 1,869	$ 1,120	$ 2,423

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 228	$ 281	$ 610	$ 1,599	$ 969	$ 1,918
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	43	0	115	0	186	0
Administrative and other charges	3	0	8	0	12	0
Total expenses	46	0	123	0	198	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	78	0	96
Administrative and other charges	0	3	0	19	0	24
Total expenses	0	17	0	97	0	120
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	46	17	123	97	198	120
Net investment income (loss)	182	264	487	1,502	771	1,798
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	84	(20)	(190)	(617)	404	344
Realized gain distributions	166	102	122	565	335	907
Net realized gain (loss) on investments	250	82	(68)	(52)	739	1,251
Unrealized appreciation (depreciation)	717	920	2,736	6,571	3,995	7,687
Net increase (decrease) in net assets from operations	$ 1,149	$ 1,266	$ 3,155	$ 8,021	$ 5,505	$ 10,736

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 686	$ 2,202	$ 339	$ 855	$ 242	$ 736
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	145	0	69	0	75	0
Administrative and other charges	10	0	5	0	5	0
Total expenses	155	0	74	0	80	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	118	0	49	0	53
Administrative and other charges	0	29	0	13	0	14
Total expenses	0	147	0	62	0	67
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	155	147	74	62	80	67
Net investment income (loss)	531	2,055	265	793	162	669
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	200	275	130	406	(822)	547
Realized gain distributions	243	622	130	401	160	477
Net realized gain (loss) on investments	443	897	260	807	(662)	1,024
Unrealized appreciation (depreciation)	3,748	11,544	1,878	4,821	2,832	5,717
Net increase (decrease) in net assets from operations	$ 4,722	$ 14,496	$ 2,403	$ 6,421	$ 2,332	$ 7,410

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 247	$ 531	$ 200	$ 54	$ 89	$ 3,730	$ 7,338
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	58	0	259	487
Administrative and other charges	0	0	0	4	0	18	35
Total expenses	0	0	0	62	0	277	522
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	13	0	79	339
Administrative and other charges	0	0	0	4	0	26	113
Total expenses	0	0	0	17	0	105	452
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	38	259	497
Administrative and other charges	0	0	0	0	9	65	124
Total expenses	0	0	0	0	47	324	621
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	29	62	29	0	0	2	7
Administrative and other charges	6	12	6	0	0	0	1
Total expenses	35	74	35	0	0	2	8
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	35	74	35	79	47	708	1,603
Net investment income (loss)	212	457	165	(25)	42	3,022	5,735
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(76)	(182)	73	377	403	883	245
Realized gain distributions	57	147	137	0	0	139	492
Net realized gain (loss) on investments	(19)	(35)	210	377	403	1,022	737
Unrealized appreciation (depreciation)	932	2,392	1,182	1,783	3,659	12,158	54,737
Net increase (decrease) in net assets from operations	$ 1,125	$ 2,814	$ 1,557	$ 2,135	$ 4,104	$ 16,202	$ 61,209

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 15,192	$ 5,514	$ 1,863	$ 123	$ 139	$ 233	$ 244
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	117	310	218	46	0	127	0
Administrative and other charges	8	21	15	2	0	8	0
Total expenses	125	331	233	48	0	135	0
Fidelity Income Advantage:
Mortality and expense risk charges	89	228	83	9	0	22	0
Administrative and other charges	30	76	28	1	0	2	0
Total expenses	119	304	111	10	0	24	0
Fidelity Personal Retirement:
Mortality and expense risk charges	89	499	165	0	18	0	37
Administrative and other charges	22	125	41	0	5	0	9
Total expenses	111	624	206	0	23	0	46
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	6	0	3	0	0	0	0
Administrative and other charges	1	0	1	0	0	0	0
Total expenses	7	0	4	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	7,133	0	0	0	0	0	0
Administrative and other charges	1,964	0	0	0	0	0	0
Total expenses	9,097	0	0	0	0	0	0
Total expenses	9,459	1,259	554	58	23	159	46
Net investment income (loss)	5,733	4,255	1,309	65	116	74	198
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7,793	(1,617)	(1,770)	(293)	(139)	790	794
Realized gain distributions	1,361	460	216	0	0	0	0
Net realized gain (loss) on investments	9,154	(1,157)	(1,554)	(293)	(139)	790	794
Unrealized appreciation (depreciation)	170,328	65,786	31,093	1,064	1,405	9,015	8,032
Net increase (decrease) in net assets from operations	$ 185,215	$ 68,884	$ 30,848	$ 836	$ 1,382	$ 9,879	$ 9,024

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 48	$ 51	$ 71	$ 87	$ 0	$ 4,019
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	18	0	88	0	725	194
Administrative and other charges	1	0	6	0	48	13
Total expenses	19	0	94	0	773	207
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	11	0	80	33
Administrative and other charges	0	0	3	0	27	11
Total expenses	4	0	14	0	107	44
Fidelity Personal Retirement:
Mortality and expense risk charges	0	5	0	30	90	50
Administrative and other charges	0	2	0	7	22	13
Total expenses	0	7	0	37	112	63
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	23	7	108	37	992	314
Net investment income (loss)	25	44	(37)	50	(992)	3,705
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	411	371	550	548	(10,445)	369
Realized gain distributions	0	0	91	111	0	0
Net realized gain (loss) on investments	411	371	641	659	(10,445)	369
Unrealized appreciation (depreciation)	531	558	5,585	5,938	88,966	9,169
Net increase (decrease) in net assets from operations	$ 967	$ 973	$ 6,189	$ 6,647	$ 77,529	$ 13,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum
Income:
Dividends	$ 1,672	$ 1,508
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	106	172
Administrative and other charges	7	10
Total expenses	113	182
Fidelity Income Advantage:
Mortality and expense risk charges	23	38
Administrative and other charges	8	13
Total expenses	31	51
Fidelity Personal Retirement:
Mortality and expense risk charges	13	43
Administrative and other charges	3	11
Total expenses	16	54
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0
Administrative and other charges	0	0
Total expenses	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0
Administrative and other charges	0	0
Total expenses	0	0
Total expenses	160	287
Net investment income (loss)	1,512	1,221
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,434)	(5,617)
Realized gain distributions	0	0
Net realized gain (loss) on investments	(1,434)	(5,617)
Unrealized appreciation (depreciation)	3,070	17,836
Net increase (decrease) in net assets from operations	$ 3,148	$ 13,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I (b)	CST - International Equity Flex I (b)	CST - International Equity Flex II (b)	CST - International Equity Flex III (a)
Income:
Dividends	$ 0	$ 0	$ 140	$ 1,015	$ 60	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	148	118	80	75	31	7
Administrative and other charges	10	8	5	6	2	0
Total expenses	158	126	85	81	33	7
Fidelity Income Advantage:
Mortality and expense risk charges	23	19	13	12	5	1
Administrative and other charges	7	7	5	4	2	0
Total expenses	30	26	18	16	7	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	6	0	1
Administrative and other charges	0	0	0	1	0	0
Total expenses	0	0	0	7	0	1
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	188	152	103	104	40	9
Net investment income (loss)	(188)	(152)	37	911	20	(9)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,052)	(1,627)	(5,066)	(10,880)	(9,390)	3
Realized gain distributions	0	0	0	602	63	0
Net realized gain (loss) on investments	(5,052)	(1,627)	(5,066)	(10,278)	(9,327)	3
Unrealized appreciation (depreciation)	12,859	8,784	7,568	12,138	10,581	225
Net increase (decrease) in net assets from operations	$ 7,619	$ 7,005	$ 2,539	$ 2,771	$ 1,274	$ 219

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2009

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class	PVIT - Low Duration (a)	PVIT - Real Return (a)	PVIT - Total Return (a)
Income:
Dividends	$ 3,885	$ 0	$ 0	$ 0	$ 0	$ 359	$ 147	$ 757
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	301	14	0	21	0	22	14	27
Administrative and other charges	21	1	0	1	0	1	1	2
Total expenses	322	15	0	22	0	23	15	29
Fidelity Income Advantage:
Mortality and expense risk charges	22	5	0	3	0	1	1	2
Administrative and other charges	7	1	0	1	0	0	0	1
Total expenses	29	6	0	4	0	1	1	3
Fidelity Personal Retirement:
Mortality and expense risk charges	98	0	5	0	8	34	18	44
Administrative and other charges	24	0	1	0	2	9	4	10
Total expenses	122	0	6	0	10	43	22	54
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	473	21	6	26	10	67	38	86
Net investment income (loss)	3,412	(21)	(6)	(26)	(10)	292	109	671
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,245	344	(147)	93	(809)	5	14	3
Realized gain distributions	0	0	0	0	0	5,096	2,188	3,943
Net realized gain (loss) on investments	3,245	344	(147)	93	(809)	5,101	2,202	3,946
Unrealized appreciation (depreciation)	38,442	301	841	1,001	2,206	(4,842)	(2,176)	(4,528)
Net increase (decrease) in net assets from operations	$ 45,099	$ 624	$ 688	$ 1,068	$ 1,387	$ 551	$ 135	$ 89

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (308)	$ 20,848	$ 6,151	$ 36,406	$ 10,001	$ 10,954	$ 10,322	$ 5,372
Net realized gain (loss) on investments	0	0	0	0	4,940	(9,181)	5,757	(1,222)
Unrealized appreciation (depreciation)	0	0	0	0	32,492	(42,362)	22,462	(20,693)
Net increase (decrease) in net assets from operations	(308)	20,848	6,151	36,406	47,433	(40,589)	38,541	(16,543)
Contract Transactions:
Payments received from contract owners	10,293	22,459	999,320	1,834,467	626	504	6,173	4,603
Transfers between sub-accounts and the fixed account, net	(262,260)	626,933	(1,216,082)	(1,163,764)	6,706	(23,044)	40,013	7,907
Contract benefits	(15,458)	(40,364)	(11,796)	(9,231)	(3,597)	(4,626)	(141)	(118)
Contract terminations	(272,224)	(252,769)	(370,363)	(332,482)	(7,172)	(8,273)	(4,509)	(2,869)
Contract maintenance charges	(257)	(199)	0	0	(27)	(24)	0	0
Other transfers (to) from FILI, net	649	18	16	(40)	73	(82)	(1)	0
Net increase (decrease) in net assets from contract transactions	(539,257)	356,078	(598,905)	328,950	(3,391)	(35,545)	41,535	9,523
Total increase (decrease) in net assets	(539,565)	376,926	(592,754)	365,356	44,042	(76,134)	80,076	(7,020)
Net Assets:
Beginning of period	1,229,224	852,298	1,513,016	1,147,660	110,267	186,401	69,947	76,967
End of period	$ 689,659	$ 1,229,224	$ 920,262	$ 1,513,016	$ 154,309	$ 110,267	$ 150,023	$ 69,947
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 5,896	$ 10,025	$ 1,884	$ 2,994	$ (1,292)	$ (284)	$ 39	$ 475
Net realized gain (loss) on investments	(39,095)	(31,833)	(9,081)	(5,422)	(42,787)	(21,361)	(8,004)	432
Unrealized appreciation (depreciation)	139,198	(336,847)	31,343	(72,934)	125,109	(310,573)	21,856	(63,972)
Net increase (decrease) in net assets from operations	105,999	(358,655)	24,146	(75,362)	81,030	(332,218)	13,891	(63,065)
Contract Transactions:
Payments received from contract owners	1,109	2,538	872	4,135	1,427	2,622	280	3,437
Transfers between sub-accounts and the fixed account, net	(37,378)	(112,726)	(2,955)	(17,045)	(34,663)	(54,701)	(15,171)	(2,421)
Contract benefits	(9,374)	(14,326)	(80)	(255)	(5,063)	(8,134)	(48)	(139)
Contract terminations	(19,268)	(35,043)	(3,553)	(5,385)	(14,730)	(24,849)	(2,168)	(2,495)
Contract maintenance charges	(102)	(131)	0	0	(108)	(135)	0	0
Other transfers (to) from FILI, net	161	182	12	11	186	77	(1)	4
Net increase (decrease) in net assets from contract transactions	(64,852)	(159,506)	(5,704)	(18,539)	(52,951)	(85,120)	(17,108)	(1,614)
Total increase (decrease) in net assets	41,147	(518,161)	18,442	(93,901)	28,079	(417,338)	(3,217)	(64,679)
Net Assets:
Beginning of period	424,958	943,119	92,452	186,353	338,847	756,185	65,684	130,363
End of period	$ 466,105	$ 424,958	$ 110,894	$ 92,452	$ 366,926	$ 338,847	$ 62,467	$ 65,684

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 1,132	$ $2,457	$ 720	$ 1,374	$ 1,707	$ 2,977
Net realized gain (loss) on investments	(10,897)	14,201	(4,559)	13,474	(4,397)	12,239
Unrealized appreciation (depreciation)	29,905	(100,660)	15,912	(70,959)	23,064	(92,890)
Net increase (decrease) in net assets from operations	20,140	(84,002)	12,073	(56,111)	20,374	(77,674)
Contract Transactions:
Payments received from contract owners	0	0	853	1,350	1,671	6,081
Transfers between sub-accounts and the fixed account, net	(9,147)	(18,956)	(5,013)	(30,056)	(1,260)	(12,247)
Contract benefits	(2,966)	(1,629)	(1,079)	(1,683)	(55)	(132)
Contract terminations	(5,064)	(6,236)	(2,772)	(4,421)	(3,388)	(4,551)
Contract maintenance charges	(23)	(30)	(15)	(35)	(7)	(17)
Other transfers (to) from FILI, net	10	32	235	2	11	16
Net increase (decrease) in net assets from contract transactions	(17,190)	(26,819)	(7,791)	(34,843)	(3,028)	(10,850)
Total increase (decrease) in net assets	2,950	(110,821)	4,282	(90,954)	17,346	(88,524)
Net Assets:
Beginning of period	95,220	206,041	56,847	147,801	88,190	176,714
End of period	$ 98,170	$ 95,220	$ 61,129	$ 56,847	$ 105,536	$ 88,190
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 30,924	$ 14,366	$ 24,868	$ 7,141	$ 4,194	$ 6,148	$ 1,141	$ 1,447
Net realized gain (loss) on investments	2,859	(4,143)	4,372	165	(10,533)	30,783	(2,697)	1,544
Unrealized appreciation (depreciation)	19,667	(27,647)	11,885	(15,290)	74,461	(158,990)	13,109	(24,795)
Net increase (decrease) in net assets from operations	53,450	(17,424)	41,125	(7,984)	68,122	(122,059)	11,553	(21,804)
Contract Transactions:
Payments received from contract owners	5,383	1,938	17,505	14,284	747	1,256	864	11,089
Transfers between sub-accounts and the fixed account, net	20,654	(10,805)	123,237	44,044	(13,124)	(21,002)	4,163	17,096
Contract benefits	(9,493)	(12,010)	(424)	(326)	(8,419)	(9,646)	(1)	0
Contract terminations	(26,693)	(29,134)	(13,162)	(8,467)	(13,163)	(20,430)	(1,932)	(1,371)
Contract maintenance charges	(75)	(68)	0	0	(67)	(74)	0	0
Other transfers (to) from FILI, net	244	(613)	3	1	(227)	(183)	2	(230)
Net increase (decrease) in net assets from contract transactions	(9,980)	(50,692)	127,159	49,536	(34,253)	(50,079)	3,096	26,584
Total increase (decrease) in net assets	43,470	(68,116)	168,284	41,552	33,869	(172,138)	14,649	4,780
Net Assets:
Beginning of period	368,697	436,813	215,079	173,527	268,386	440,524	46,832	42,052
End of period	$ 412,167	$ 368,697	$ 383,363	$ 215,079	$ 302,255	$ 268,386	$ 61,481	$ 46,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 10,182	$ 10,905	$ 602	$ 1,155	$ 246	$ 425
Net realized gain (loss) on investments	6,965	13,284	(4,984)	(4,347)	(726)	(209)
Unrealized appreciation (depreciation)	109,081	(342,199)	27,852	(48,295)	5,844	(10,929)
Net increase (decrease) in net assets from operations	126,228	(318,010)	23,470	(51,487)	5,364	(10,713)
Contract Transactions:
Payments received from contract owners	4,002	13,812	797	524	685	4,798
Transfers between sub-accounts and the fixed account, net	(13,317)	(18,482)	(5,316)	(2,998)	(174)	9,700
Contract benefits	(7,869)	(9,430)	(2,362)	(2,936)	(1)	0
Contract terminations	(24,750)	(28,934)	(4,534)	(5,964)	(418)	(415)
Contract maintenance charges	(91)	(105)	(24)	(29)	0	0
Other transfers (to) from FILI, net	111	(98)	45	(105)	2	(3)
Net increase (decrease) in net assets from contract transactions	(41,914)	(43,237)	(11,394)	(11,508)	94	14,080
Total increase (decrease) in net assets	84,314	(361,247)	12,076	(62,995)	5,458	3,367
Net Assets:
Beginning of period	523,217	884,464	82,393	145,388	17,930	14,563
End of period	$ 607,531	$ 523,217	$ 94,469	$ 82,393	$ 23,388	$ 17,930
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 4,622	$ 1,247	$ 3,656	$ 2,726	$ 1,257	$ 1,238	$ 8,042	$ 10,143
Net realized gain (loss) on investments	(36,986)	33,795	(5,180)	5,093	(3,212)	1,950	6,035	8,689
Unrealized appreciation (depreciation)	276,599	(682,096)	99,489	(220,416)	39,717	(69,010)	284,950	(317,305)
Net increase (decrease) in net assets from operations	244,235	(647,054)	97,965	(212,597)	37,762	(65,822)	299,027	(298,473)
Contract Transactions:
Payments received from contract owners	3,042	6,528	6,244	20,927	548	2,241	2,143	19,108
Transfers between sub-accounts and the fixed account, net	(45,087)	(123,306)	23,340	20,686	(1,317)	(13,789)	126,626	663,006
Contract benefits	(12,878)	(19,130)	(133)	(347)	(3,965)	(4,894)	(789)	(412)
Contract terminations	(36,683)	(48,370)	(12,257)	(11,748)	(5,559)	(8,071)	(42,274)	(30,974)
Contract maintenance charges	(230)	(266)	0	0	(25)	(29)	0	0
Other transfers (to) from FILI, net	388	(49)	28	9	57	13	(43)	99
Net increase (decrease) in net assets from contract transactions	(91,448)	(184,593)	17,222	29,527	(10,261)	(24,529)	85,663	650,827
Total increase (decrease) in net assets	152,787	(831,647)	115,187	(183,070)	27,501	(90,351)	384,690	352,354
Net Assets:
Beginning of period	782,687	1,614,334	280,538	463,608	110,975	201,326	716,148	363,794
End of period	$ 935,474	$ 782,687	$ 395,725	$ 280,538	$ 138,476	$ 110,975	$ 1,100,838	$ 716,148

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (81)	$ (54)	$ (9)	$ 61	$ 239	$ 511	$ 148	$ 225
Net realized gain (loss) on investments	(2,211)	(1,691)	(1,470)	(1,103)	(11,522)	13,336	(1,750)	1,932
Unrealized appreciation (depreciation)	6,373	(10,699)	5,647	(9,510)	35,465	(99,497)	5,638	(15,748)
Net increase (decrease) in net assets from operations	4,081	(12,444)	4,168	(10,552)	24,182	(85,650)	4,036	(13,591)
Contract Transactions:
Payments received from contract owners	50	88	211	582	421	750	259	875
Transfers between sub-accounts and the fixed account, net	(2,261)	(11,206)	(539)	(5,733)	(9,039)	(4,692)	(1,180)	4,022
Contract benefits	(292)	(492)	0	0	(3,033)	(4,349)	0	0
Contract terminations	(702)	(935)	(594)	(350)	(5,409)	(7,105)	(555)	(665)
Contract maintenance charges	(4)	(5)	0	0	(31)	(38)	0	0
Other transfers (to) from FILI, net	17	0	3	2	(6)	(62)	0	0
Net increase (decrease) in net assets from contract transactions	(3,192)	(12,550)	(919)	(5,499)	(17,097)	(15,496)	(1,476)	4,232
Total increase (decrease) in net assets	889	(24,994)	3,249	(16,051)	7,085	(101,146)	2,560	(9,359)
Net Assets:
Beginning of period	14,724	39,718	13,263	29,314	108,042	209,188	19,159	28,518
End of period	$ 15,613	$ 14,724	$ 16,512	$ 13,263	$ 115,127	$ 108,042	$ 21,719	$ 19,159
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (143)	$ (321)	$ 51	$ (3)	$ (501)	$ (1,990)	$ 621	$ 249
Net realized gain (loss) on investments	(1,525)	(5,725)	283	(1,262)	(7,197)	110,941	(1,875)	27,736
Unrealized appreciation (depreciation)	18,077	(45,907)	5,978	(9,240)	118,657	(344,986)	53,845	(121,659)
Net increase (decrease) in net assets from operations	16,409	(51,953)	6,312	(10,505)	110,959	(236,035)	52,591	(93,674)
Contract Transactions:
Payments received from contract owners	142	519	99	383	1,118	2,904	2,255	5,805
Transfers between sub-accounts and the fixed account, net	5,708	(8,966)	13,431	(2,436)	(19,568)	(86,842)	14,676	(688)
Contract benefits	(997)	(1,190)	0	(27)	(6,633)	(10,337)	(92)	(117)
Contract terminations	(2,127)	(3,870)	(479)	(407)	(14,497)	(18,974)	(4,987)	(4,304)
Contract maintenance charges	(13)	(14)	0	0	(83)	(107)	0	0
Other transfers (to) from FILI, net	0	21	(1)	0	368	(38)	21	17
Net increase (decrease) in net assets from contract transactions	2,713	(13,500)	13,050	(2,487)	(39,295)	(113,394)	11,873	713
Total increase (decrease) in net assets	19,122	(65,453)	19,362	(12,992)	71,664	(349,429)	64,464	(92,961)
Net Assets:
Beginning of period	35,694	101,147	6,487	19,479	316,322	665,751	134,928	227,889
End of period	$ 54,816	$ 35,694	$ 25,849	$ 6,487	$ 387,986	$ 316,322	$ 199,392	$ 134,928

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (91)	$ (112)	$ 84	$ 133	$ 508	$ 493	$ 420	$ 439
Net realized gain (loss) on investments	(5,063)	8,824	(861)	5,501	(5,243)	(2,064)	(2,874)	(1,263)
Unrealized appreciation (depreciation)	22,494	(51,968)	11,928	(29,449)	7,078	(18,667)	3,970	(10,236)
Net increase (decrease) in net assets from operations	17,340	(43,256)	11,151	(23,815)	2,343	(20,238)	1,516	(11,060)
Contract Transactions:
Payments received from contract owners	200	308	266	875	100	165	408	783
Transfers between sub-accounts and the fixed account, net	242	(23,948)	6,752	(11,670)	(7,389)	(18,941)	(3,123)	(5,000)
Contract benefits	(843)	(1,451)	(4)	(52)	(467)	(700)	(5)	(16)
Contract terminations	(1,647)	(2,862)	(741)	(1,949)	(1,132)	(2,458)	(961)	(838)
Contract maintenance charges	(9)	(13)	0	0	(12)	(26)	(5)	(7)
Other transfers (to) from FILI, net	17	(47)	6	6	(12)	(18)	1	(1)
Net increase (decrease) in net assets from contract transactions	(2,040)	(28,013)	6,279	(12,790)	(8,912)	(21,978)	(3,685)	(5,079)
Total increase (decrease) in net assets	15,300	(71,269)	17,430	(36,605)	(6,569)	(42,216)	(2,169)	(16,139)
Net Assets:
Beginning of period	34,365	105,634	19,293	55,898	28,577	70,793	16,955	33,094
End of period	$ 49,665	$ 34,365	$ 36,723	$ 19,293	$ 22,008	$ 28,577	$ 14,786	$ 16,955
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (324)	$ (279)	$ (33)	$ (41)	$ (487)	$ (1,887)	$ 109	$ (258)
Net realized gain (loss) on investments	2,754	5,846	1,781	551	(3,515)	17,133	1,115	2,969
Unrealized appreciation (depreciation)	29,885	(34,047)	17,000	(16,674)	51,738	(176,202)	23,324	(75,833)
Net increase (decrease) in net assets from operations	32,315	(28,480)	18,748	(16,164)	47,736	(160,956)	24,548	(73,122)
Contract Transactions:
Payments received from contract owners	259	222	751	988	511	1,583	1,059	4,505
Transfers between sub-accounts and the fixed account, net	27,467	(11,407)	29,119	(3,907)	(10,622)	(36,069)	9,344	3,617
Contract benefits	(699)	(592)	(11)	0	(2,164)	(4,046)	(53)	(70)
Contract terminations	(1,280)	(1,417)	(1,043)	(711)	(5,551)	(11,775)	(2,092)	(2,229)
Contract maintenance charges	(36)	(34)	(28)	(14)	(83)	(193)	(49)	(95)
Other transfers (to) from FILI, net	24	(8)	0	10	334	(42)	9	7
Net increase (decrease) in net assets from contract transactions	25,735	(13,236)	28,788	(3,634)	(17,575)	(50,542)	8,218	5,735
Total increase (decrease) in net assets	58,050	(41,716)	47,536	(19,798)	30,161	(211,498)	32,766	(67,387)
Net Assets:
Beginning of period	23,110	64,826	11,682	31,480	109,664	321,162	50,657	118,044
End of period	$ 81,160	$ 23,110	$ 59,218	$ 11,682	$ 139,825	$ 109,664	$ 83,423	$ 50,657

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (170)	$ (183)	$ (3)	$ 13	$ 96	$ 280	$ 154	$ 264
Net realized gain (loss) on investments	(2,346)	4,444	(1,294)	2,268	1,012	509	905	660
Unrealized appreciation (depreciation)	11,205	(21,599)	6,713	(11,742)	3,893	(15,258)	2,461	(9,527)
Net increase (decrease) in net assets from operations	8,689	(17,338)	5,416	(9,461)	5,001	(14,469)	3,520	(8,603)
Contract Transactions:
Payments received from contract owners	191	180	171	981	91	292	183	794
Transfers between sub-accounts and the fixed account, net	(7,514)	5,594	(2,714)	6,823	(2,626)	9,731	1,252	9,737
Contract benefits	(695)	(713)	(43)	(5)	(199)	(185)	0	0
Contract terminations	(1,710)	(1,849)	(799)	(631)	(452)	(544)	(589)	(503)
Contract maintenance charges	(18)	(34)	(12)	(8)	(23)	(38)	(28)	(23)
Other transfers (to) from FILI, net	43	(8)	1	5	23	(5)	(1)	15
Net increase (decrease) in net assets from contract transactions	(9,703)	3,170	(3,396)	7,165	(3,186)	9,251	817	10,020
Total increase (decrease) in net assets	(1,014)	(14,168)	2,020	(2,296)	1,815	(5,218)	4,337	1,417
Net Assets:
Beginning of period	34,692	48,860	20,299	22,595	16,123	21,341	10,941	9,524
End of period	$ 33,678	$ 34,692	$ 22,319	$ 20,299	$ 17,938	$ 16,123	$ 15,278	$ 10,941
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 68	$ 72	$ 147	$ 176	$ (9)	$ (6)	$ 11	$ 3
Net realized gain (loss) on investments	(1,274)	(1,325)	5	(1,186)	140	(199)	230	(171)
Unrealized appreciation (depreciation)	9,260	(15,647)	6,362	(10,932)	868	(1,015)	667	(606)
Net increase (decrease) in net assets from operations	8,054	(16,900)	6,514	(11,942)	999	(1,220)	908	(774)
Contract Transactions:
Payments received from contract owners	103	250	192	985	36	24	13	19
Transfers between sub-accounts and the fixed account, net	1,392	8	1,704	3,515	600	376	1,990	1
Contract benefits	(437)	(539)	(9)	(21)	(46)	(31)	0	0
Contract terminations	(1,237)	(1,362)	(513)	(573)	(131)	(167)	(241)	(97)
Contract maintenance charges	(11)	(18)	(6)	(16)	(5)	(3)	(4)	(3)
Other transfers (to) from FILI, net	11	(23)	3	3	1	2	2	4
Net increase (decrease) in net assets from contract transactions	(179)	(1,684)	1,371	3,893	455	201	1,760	(76)
Total increase (decrease) in net assets	7,875	(18,584)	7,885	(8,049)	1,454	(1,019)	2,668	(850)
Net Assets:
Beginning of period	21,961	40,545	15,465	23,514	2,099	3,118	1,200	2,050
End of period	$ 29,836	$ 21,961	$ 23,350	$ 15,465	$ 3,553	$ 2,099	$ 3,868	$ 1,200

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 582	$ 869	$ 592	$ 775	$ 4,736	$ 4,269	$ 15,584	$ 11,752
Net realized gain (loss) on investments	(1,564)	(1,780)	222	(932)	2,393	(284)	4,408	(959)
Unrealized appreciation (depreciation)	10,700	(21,746)	7,102	(15,205)	21,208	(15,888)	55,289	(38,821)
Net increase (decrease) in net assets from operations	9,718	(22,657)	7,916	(15,362)	28,337	(11,903)	75,281	(28,028)
Contract Transactions:
Payments received from contract owners	374	330	965	1,759	2,656	2,009	30,149	24,140
Transfers between sub-accounts and the fixed account, net	(769)	(1,820)	2,282	6,451	39,798	1,656	131,460	21,322
Contract benefits	(490)	(945)	(6)	(10)	(2,338)	(2,367)	(219)	(621)
Contract terminations	(1,155)	(3,141)	(721)	(1,162)	(7,159)	(5,546)	(12,980)	(11,346)
Contract maintenance charges	(9)	(12)	0	0	(21)	(16)	0	0
Other transfers (to) from FILI, net	20	18	9	10	125	(2)	3	(1)
Net increase (decrease) in net assets from contract transactions	(2,029)	(5,570)	2,529	7,048	33,061	(4,266)	148,413	33,494
Total increase (decrease) in net assets	7,689	(28,227)	10,445	(8,314)	61,398	(16,169)	223,694	5,466
Net Assets:
Beginning of period	29,984	58,211	21,022	29,336	89,331	105,500	214,969	209,503
End of period	$ 37,673	$ 29,984	$ 31,467	$ 21,022	$ 150,729	$ 89,331	$ 438,663	$ 214,969
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies (b)		VIP - Growth Strategies Investor Class (b)		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (34)	$ (62)	$ (10)	$ (15)	$ 19	$ (135)	$ 129	$ (59)
Net realized gain (loss) on investments	(919)	(1,103)	(670)	(575)	(953)	(3,205)	(860)	(1,766)
Unrealized appreciation (depreciation)	2,262	(3,727)	1,975	(3,556)	5,121	(6,977)	7,748	(13,298)
Net increase (decrease) in net assets from operations	1,309	(4,892)	1,295	(4,146)	4,187	(10,317)	7,017	(15,123)
Contract Transactions:
Payments received from contract owners	33	104	140	232	34	78	313	833
Transfers between sub-accounts and the fixed account, net	(682)	(3,623)	(846)	(1,117)	4,228	(10,326)	5,381	(6,553)
Contract benefits	(54)	(258)	(13)	(1)	(174)	(276)	(25)	(9)
Contract terminations	(191)	(389)	(108)	(151)	(564)	(748)	(486)	(773)
Contract maintenance charges	(1)	(2)	0	0	(7)	(6)	(3)	(2)
Other transfers (to) from FILI, net	(2)	3	0	2	12	(60)	(2)	1
Net increase (decrease) in net assets from contract transactions	(897)	(4,165)	(827)	(1,035)	3,529	(11,338)	5,178	(6,503)
Total increase (decrease) in net assets	412	(9,057)	468	(5,181)	7,716	(21,655)	12,195	(21,626)
Net Assets:
Beginning of period	4,084	13,141	3,945	9,126	7,560	29,215	12,865	34,491
End of period	$ 4,496	$ 4,084	$ 4,413	$ 3,945	$ 15,276	$ 7,560	$ 25,060	$ 12,865

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 92	$ 231	$ 239	$ 428	$ 30	$ 11	$ 146	$ 147
Net realized gain (loss) on investments	(5,512)	(432)	(5,762)	(649)	(582)	(250)	(1,260)	(354)
Unrealized appreciation (depreciation)	8,183	(14,072)	9,614	(17,495)	4,371	(6,712)	8,382	(13,891)
Net increase (decrease) in net assets from operations	2,763	(14,273)	4,091	(17,716)	3,819	(6,951)	7,268	(14,098)
Contract Transactions:
Payments received from contract owners	19	62	134	1,387	35	140	264	912
Transfers between sub-accounts and the fixed account, net	(7,708)	7,884	(7,598)	2,764	5,209	(1,931)	7,560	(4,548)
Contract benefits	(297)	(472)	(7)	(21)	(191)	(172)	0	(28)
Contract terminations	(696)	(1,240)	(755)	(1,051)	(456)	(579)	(950)	(1,284)
Contract maintenance charges	(3)	(5)	0	0	(3)	(2)	0	0
Other transfers (to) from FILI, net	23	(18)	(1)	2	12	2	1	0
Net increase (decrease) in net assets from contract transactions	(8,662)	6,211	(8,227)	3,081	4,606	(2,542)	6,875	(4,948)
Total increase (decrease) in net assets	(5,899)	(8,062)	(4,136)	(14,635)	8,425	(9,493)	14,143	(19,046)
Net Assets:
Beginning of period	17,904	25,966	21,639	36,274	7,595	17,088	15,419	34,465
End of period	$ 12,005	$ 17,904	$ 17,503	$ 21,639	$ 16,020	$ 7,595	$ 29,562	$ 15,419
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (15)	$ (46)	$ 9	$ (9)	$ 288	$ 212	$ 719	$ 557
Net realized gain (loss) on investments	57	(396)	384	(752)	226	44	436	179
Unrealized appreciation (depreciation)	1,390	(2,902)	1,476	(2,767)	606	(1,215)	1,268	(2,866)
Net increase (decrease) in net assets from operations	1,432	(3,344)	1,869	(3,528)	1,120	(959)	2,423	(2,130)
Contract Transactions:
Payments received from contract owners	14	24	107	175	121	2	423	2,065
Transfers between sub-accounts and the fixed account, net	783	(3,757)	1,520	(2,003)	3,271	1,004	6,249	(1,150)
Contract benefits	(91)	(92)	0	0	(32)	(64)	0	(23)
Contract terminations	(243)	(82)	(119)	(77)	(864)	(604)	(1,053)	(2,101)
Contract maintenance charges	(1)	(1)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	3	0	2	0	(40)	11	1	1
Net increase (decrease) in net assets from contract transactions	465	(3,908)	1,510	(1,905)	2,454	347	5,620	(1,208)
Total increase (decrease) in net assets	1,897	(7,252)	3,379	(5,433)	3,574	(612)	8,043	(3,338)
Net Assets:
Beginning of period	3,120	10,372	3,061	8,494	7,221	7,833	15,455	18,793
End of period	$ 5,017	$ 3,120	$ 6,440	$ 3,061	$ 10,795	$ 7,221	$ 23,498	$ 15,455

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 182	$ 163	$ 264	$ 188	$ 487	$ 383	$ 1,502	$ 1,345
Net realized gain (loss) on investments	250	222	82	408	(68)	766	(52)	1,613
Unrealized appreciation (depreciation)	717	(2,095)	920	(2,409)	2,736	(6,861)	6,571	(17,343)
Net increase (decrease) in net assets from operations	1,149	(1,710)	1,266	(1,813)	3,155	(5,712)	8,021	(14,385)
Contract Transactions:
Payments received from contract owners	2	3	314	452	96	60	610	3,005
Transfers between sub-accounts and the fixed account, net	17	(620)	1,462	(152)	(1,223)	(684)	277	(1,076)
Contract benefits	(21)	0	0	0	(7)	(11)	0	0
Contract terminations	(268)	(292)	(559)	(126)	(812)	(1,194)	(2,828)	(2,512)
Contract maintenance charges	(1)	(1)	0	0	(3)	(4)	0	0
Other transfers (to) from FILI, net	0	1	0	0	12	(1)	2	(2)
Net increase (decrease) in net assets from contract transactions	(271)	(909)	1,217	174	(1,937)	(1,834)	(1,939)	(585)
Total increase (decrease) in net assets	878	(2,619)	2,483	(1,639)	1,218	(7,546)	6,082	(14,970)
Net Assets:
Beginning of period	5,417	8,036	5,734	7,373	15,426	22,972	37,407	52,377
End of period	$ 6,295	$ 5,417	$ 8,217	$ 5,734	$ 16,644	$ 15,426	$ 43,489	$ 37,407
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 771	$ 534	$ 1,798	$ 1,466	$ 531	$ 404	$ 2,055	$ 1,680
Net realized gain (loss) on investments	739	1,308	1,251	3,499	443	1,355	897	5,276
Unrealized appreciation (depreciation)	3,995	(10,013)	7,687	(21,710)	3,748	(10,313)	11,544	(33,065)
Net increase (decrease) in net assets from operations	5,505	(8,171)	10,736	(16,745)	4,722	(8,554)	14,496	(26,109)
Contract Transactions:
Payments received from contract owners	151	419	1,531	3,642	221	514	2,003	8,988
Transfers between sub-accounts and the fixed account, net	2,830	2,387	1,311	3,808	1,494	1,715	4,628	4,594
Contract benefits	(33)	(7)	0	(5)	(10)	(12)	(71)	0
Contract terminations	(1,079)	(1,100)	(2,911)	(2,319)	(571)	(496)	(2,590)	(3,048)
Contract maintenance charges	(6)	(6)	0	0	(5)	(6)	0	0
Other transfers (to) from FILI, net	7	3	0	(2)	1	(3)	1	26
Net increase (decrease) in net assets from contract transactions	1,870	1,696	(69)	5,124	1,130	1,712	3,971	10,560
Total increase (decrease) in net assets	7,375	(6,475)	10,667	(11,621)	5,852	(6,842)	18,467	(15,549)
Net Assets:
Beginning of period	21,625	28,100	44,069	55,690	17,457	24,299	53,246	68,795
End of period	$ 29,000	$ 21,625	$ 54,736	$ 44,069	$ 23,309	$ 17,457	$ 71,713	$ 53,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 265	$ 202	$ 793	$ 628	$ 162	$ 205	$ 669	$ 791
Net realized gain (loss) on investments	260	640	807	2,271	(662)	934	1,024	2,572
Unrealized appreciation (depreciation)	1,878	(5,131)	4,821	(12,811)	2,832	(7,926)	5,717	(16,916)
Net increase (decrease) in net assets from operations	2,403	(4,289)	6,421	(9,912)	2,332	(6,787)	7,410	(13,553)
Contract Transactions:
Payments received from contract owners	147	331	1,341	1,725	112	166	1,598	3,710
Transfers between sub-accounts and the fixed account, net	802	718	4,114	2,871	404	(157)	878	5,378
Contract benefits	(1)	(1)	(38)	0	(13)	(2)	0	0
Contract terminations	(146)	(244)	(1,135)	(659)	(891)	(909)	(998)	(1,071)
Contract maintenance charges	(3)	(3)	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	1	(2)	(1)	4	(1)	(1)	1	(2)
Net increase (decrease) in net assets from contract transactions	800	799	4,281	3,941	(393)	(908)	1,479	8,015
Total increase (decrease) in net assets	3,203	(3,490)	10,702	(5,971)	1,939	(7,695)	8,889	(5,538)
Net Assets:
Beginning of period	8,271	11,761	20,188	26,159	10,336	18,031	22,948	28,486
End of period	$ 11,474	$ 8,271	$ 30,890	$ 20,188	$ 12,275	$ 10,336	$ 31,837	$ 22,948
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 212	$ 209	$ 457	$ 411	$ 165	$ 151
Net realized gain (loss) on investments	(19)	296	(35)	574	210	565
Unrealized appreciation (depreciation)	932	(2,373)	2,392	(6,769)	1,182	(3,899)
Net increase (decrease) in net assets from operations	1,125	(1,868)	2,814	(5,784)	1,557	(3,183)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	158	99	998	291	70	(741)
Contract benefits	(368)	(444)	(737)	(1,467)	(344)	(426)
Contract terminations	(184)	(476)	(1,742)	(1,293)	(75)	0
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	(17)	(27)	(128)	(34)	4	6
Net increase (decrease) in net assets from contract transactions	(411)	(848)	(1,609)	(2,503)	(345)	(1,161)
Total increase (decrease) in net assets	714	(2,716)	1,205	(8,287)	1,212	(4,344)
Net Assets:
Beginning of period	5,816	8,532	12,412	20,699	5,416	9,760
End of period	$ 6,530	$ 5,816	$ 13,617	$ 12,412	$ 6,628	$ 5,416

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (25)	$ 19	$ 42	$ 96	$ 3,022	$ 3,809	$ 5,735	$ 7,463
Net realized gain (loss) on investments	377	(417)	403	(839)	1,022	(66)	737	567
Unrealized appreciation (depreciation)	1,783	(3,185)	3,659	(7,450)	12,158	(15,412)	54,737	(93,125)
Net increase (decrease) in net assets from operations	2,135	(3,583)	4,104	(8,193)	16,202	(11,669)	61,209	(85,095)
Contract Transactions:
Payments received from contract owners	36	72	302	1,745	6,435	15,205	8,082	26,241
Transfers between sub-accounts and the fixed account, net	3,092	2,170	5,819	3,051	88,250	40,806	122,019	52,576
Contract benefits	(186)	(109)	(11)	(5)	(1,244)	(605)	(6,159)	(2,870)
Contract terminations	(226)	(446)	(972)	(498)	(8,175)	(11,180)	(18,824)	(19,400)
Contract maintenance charges	(2)	(2)	0	0	(11)	(5)	(19)	(14)
Other transfers (to) from FILI, net	17	4	3	(1)	51	38	96	110
Net increase (decrease) in net assets from contract transactions	2,731	1,689	5,141	4,292	85,306	44,259	105,195	56,643
Total increase (decrease) in net assets	4,866	(1,894)	9,245	(3,901)	101,508	32,590	166,404	(28,452)
Net Assets:
Beginning of period	7,483	9,377	14,603	18,504	135,995	103,405	293,413	321,865
End of period	$ 12,349	$ 7,483	$ 23,848	$ 14,603	$ 237,503	$ 135,995	$ 459,817	$ 293,413
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 5,733	$ 5,420	$ 4,255	$ 5,925	$ 1,309	$ 1,451
Net realized gain (loss) on investments	9,154	(1,497)	(1,157)	3,806	(1,554)	3,128
Unrealized appreciation (depreciation)	170,328	(124,424)	65,786	(147,405)	31,093	(68,671)
Net increase (decrease) in net assets from operations	185,215	(120,501)	68,884	(137,674)	30,848	(64,092)
Contract Transactions:
Payments received from contract owners	1,868	3,132	9,045	26,421	6,051	9,526
Transfers between sub-accounts and the fixed account, net	320,415	572,527	47,271	28,421	25,990	13,325
Contract benefits	(1,472)	(475)	(2,677)	(3,486)	(1,929)	(1,380)
Contract terminations	(28,786)	(18,996)	(11,602)	(18,896)	(5,987)	(6,013)
Contract maintenance charges	(4)	(1)	(13)	(16)	(8)	(8)
Other transfers (to) from FILI, net	65	75	186	127	102	53
Net increase (decrease) in net assets from contract transactions	292,086	556,262	42,210	32,571	24,219	15,503
Total increase (decrease) in net assets	477,301	435,761	111,094	(105,103)	55,067	(48,589)
Net Assets:
Beginning of period	538,687	102,926	282,634	387,737	104,371	152,960
End of period	$ 1,015,988	$ 538,687	$ 393,728	$ 282,634	$ 159,438	$ 104,371

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials		VIP - Materials Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 65	$ 58	$ 116	$ 132	$ 74	$ 3	$ 198	$ 52
Net realized gain (loss) on investments	(293)	32	(139)	36	790	(2,001)	794	(1,147)
Unrealized appreciation (depreciation)	1,064	(1,656)	1,405	(1,932)	9,015	(8,990)	8,032	(7,235)
Net increase (decrease) in net assets from operations	836	(1,566)	1,382	(1,764)	9,879	(10,988)	9,024	(8,330)
Contract Transactions:
Payments received from contract owners	18	110	87	385	66	671	701	752
Transfers between sub-accounts and the fixed account, net	(1,415)	5,927	(3,996)	10,307	13,814	9,911	18,927	7,585
Contract benefits	(82)	(76)	(23)	0	(342)	(145)	(15)	0
Contract terminations	(300)	(331)	(302)	(268)	(375)	(556)	(342)	(219)
Contract maintenance charges	(5)	(16)	(3)	(10)	(21)	(51)	(12)	(18)
Other transfers (to) from FILI, net	9	17	0	13	28	5	5	1
Net increase (decrease) in net assets from contract transactions	(1,775)	5,631	(4,237)	10,427	13,170	9,835	19,264	8,101
Total increase (decrease) in net assets	(939)	4,065	(2,855)	8,663	23,049	(1,153)	28,288	(229)
Net Assets:
Beginning of period	8,951	4,886	12,389	3,726	9,263	10,416	7,106	7,335
End of period	$ 8,012	$ 8,951	$ 9,534	$ 12,389	$ 32,312	$ 9,263	$ 35,394	$ 7,106
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets (a)		VIP - Emerging Markets Investor Class (a)
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 25	$ 10	$ 44	$ 17	$ (37)	$ 23	$ 50	$ 35
Net realized gain (loss) on investments	411	(208)	371	(165)	641	(162)	659	(141)
Unrealized appreciation (depreciation)	531	(324)	558	(602)	5,585	(2,608)	5,938	(2,651)
Net increase (decrease) in net assets from operations	967	(522)	973	(750)	6,189	(2,747)	6,647	(2,757)
Contract Transactions:
Payments received from contract owners	9	3	12	73	224	112	1,267	426
Transfers between sub-accounts and the fixed account, net	1,765	(112)	1,598	(78)	20,750	5,355	26,316	5,195
Contract benefits	(47)	(6)	0	0	(182)	(15)	0	0
Contract terminations	(106)	(8)	(129)	(1)	(260)	(13)	(182)	(217)
Contract maintenance charges	(7)	(1)	(3)	(1)	(19)	(5)	(7)	(9)
Other transfers (to) from FILI, net	3	1	(2)	(1)	22	1	5	4
Net increase (decrease) in net assets from contract transactions	1,617	(123)	1,476	(8)	20,535	5,435	27,399	5,399
Total increase (decrease) in net assets	2,584	(645)	2,449	(758)	26,724	2,688	34,046	2,642
Net Assets:
Beginning of period	758	1,403	969	1,727	2,688	0	2,642	0
End of period	$ 3,342	$ 758	$ 3,418	$ 969	$ 29,412	$ 2,688	$ 36,688	$ 2,642

(a)New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (992)	$ (1,920)	$ 3,705	$ 3,703	$ 1,512	$ 808	$ 1,221	$ 2,349
Net realized gain (loss) on investments	(10,445)	86,593	369	(274)	(1,434)	12,104	(5,617)	8,319
Unrealized appreciation (depreciation)	88,966	(298,259)	9,169	(12,785)	3,070	(33,969)	17,836	(59,292)
Net increase (decrease) in net assets from operations	77,529	(213,586)	13,243	(9,356)	3,148	(21,057)	13,440	(48,624)
Contract Transactions:
Payments received from contract owners	1,189	4,099	2,754	1,094	165	654	625	1,582
Transfers between sub-accounts and the fixed account, net	5,766	(122,235)	23,441	(1,915)	(2,594)	(10,582)	(3,732)	(25,153)
Contract benefits	(1,674)	(3,060)	(609)	(638)	(369)	(615)	(630)	(1,096)
Contract terminations	(5,425)	(9,300)	(1,811)	(1,962)	(1,401)	(2,148)	(2,722)	(4,084)
Contract maintenance charges	(32)	(49)	(7)	(7)	(4)	(5)	(5)	(7)
Other transfers (to) from FILI, net	103	9	40	(16)	(5)	(15)	29	37
Net increase (decrease) in net assets from contract transactions	(73)	(130,536)	23,808	(3,444)	(4,208)	(12,711)	(6,435)	(28,721)
Total increase (decrease) in net assets	77,456	(344,122)	37,051	(12,800)	(1,060)	(33,768)	7,005	(77,345)
Net Assets:
Beginning of period	120,234	464,356	40,810	53,610	26,133	59,901	48,777	126,122
End of period	$ 197,690	$ 120,234	$ 77,861	$ 40,810	$ 25,073	$ 26,133	$ 55,782	$ 48,777
(In thousands)	Subaccounts Investing In:
	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth
	12/31/08	12/31/08	12/31/08	12/31/08	12/31/08
Operations:
Net investment income (loss)	$ (101)	$ 94	$ 409	$ (319)	$ (334)
Net realized gain (loss) on investments	(25,699)	1,194	(6,072)	(867,883)	(129,437)
Unrealized appreciation (depreciation)	20,217	(10,534)	(466)	854,583	111,591
Net increase (decrease) in net assets from operations	(5,583)	(9,246)	(6,129)	(13,619)	(18,180)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(10,746)	(65,374)	(22,822)	(39,064)	(36,504)
Contract benefits	(242)	(1,315)	(631)	(591)	(631)
Contract terminations	(589)	(3,480)	(1,253)	(1,507)	(2,248)
Contract maintenance charges	(5)	(12)	(5)	(28)	(15)
Other transfers (to) from FILI, net	44	(45)	(16)	91	(11)
Net increase (decrease) in net assets from contract transactions	(11,538)	(70,226)	(24,727)	(41,099)	(39,409)
Total increase (decrease) in net assets	(17,121)	(79,472)	(30,856)	(54,718)	(57,589)
Net Assets:
Beginning of period	17,121	79,472	30,856	54,718	57,589
End of period	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity		CST - U.S. Equity Flex I (b)
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (188)	$ (308)	$ (152)	$ 301	$ 37	$ (155)
Net realized gain (loss) on investments	(5,052)	(5,926)	(1,627)	4,991	(5,066)	(7,141)
Unrealized appreciation (depreciation)	12,859	(13,681)	8,784	(18,143)	7,568	(919)
Net increase (decrease) in net assets from operations	7,619	(19,915)	7,005	(12,851)	2,539	(8,215)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	46
Transfers between sub-accounts and the fixed account, net	(1,902)	(3,999)	(1,555)	(3,480)	(1,554)	(4,101)
Contract benefits	(531)	(1,020)	(280)	(697)	(232)	(456)
Contract terminations	(1,116)	(1,543)	(982)	(1,402)	(717)	(980)
Contract maintenance charges	(9)	(11)	(5)	(6)	(3)	(4)
Other transfers (to) from FILI, net	7	15	3	(31)	3	10
Net increase (decrease) in net assets from contract transactions	(3,551)	(6,558)	(2,819)	(5,616)	(2,503)	(5,485)
Total increase (decrease) in net assets	4,068	(26,473)	4,186	(18,467)	36	(13,700)
Net Assets:
Beginning of period	21,805	48,278	16,902	35,369	13,371	27,071
End of period	$ 25,873	$ 21,805	$ 21,088	$ 16,902	$ 13,407	$ 13,371
(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex I (b)		CST - International Equity Flex II (b)		CST - International Equity Flex III (a)	Lazard - Retirement Emerging Markets
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ 911	$ 246	$ 20	$ 87	$ (9)	$ 3,412	$ 1,688
Net realized gain (loss) on investments	(10,278)	(1,575)	(9,327)	(2,838)	3	3,245	(2,403)
Unrealized appreciation (depreciation)	12,138	(11,252)	10,581	(3,048)	225	38,442	(66,250)
Net increase (decrease) in net assets from operations	2,771	(12,581)	1,274	(5,799)	219	45,099	(66,965)
Contract Transactions:
Payments received from contract owners	66	212	0	21	4	2,719	6,487
Transfers between sub-accounts and the fixed account, net	(18,620)	3,759	(6,369)	(3,105)	21,899	46,286	(13,651)
Contract benefits	(227)	(427)	(97)	(149)	(8)	(436)	(820)
Contract terminations	(452)	(1,041)	(193)	(607)	(168)	(2,198)	(2,804)
Contract maintenance charges	(3)	(5)	(2)	(2)	0	(11)	(12)
Other transfers (to) from FILI, net	3	(11)	(3)	0	9	28	(4)
Net increase (decrease) in net assets from contract transactions	(19,233)	2,487	(6,664)	(3,842)	21,736	46,388	(10,804)
Total increase (decrease) in net assets	(16,462)	(10,094)	(5,390)	(9,641)	21,955	91,487	(77,769)
Net Assets:
Beginning of period	16,462	26,556	5,390	15,031	0	55,353	133,122
End of period	$ 0	$ 16,462	$ 0	$ 5,390	$ 21,955	$ 146,840	$ 55,353

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2009 and 2008

(In thousands)	Subaccounts Investing In:
	SAI - Mid Cap Value		SAI - Mid Cap Value Investor Class		SAI - Small Cap Blend		SAI - Small Cap Blend Investor Class
	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08	12/31/09	12/31/08
Operations:
Net investment income (loss)	$ (21)	$ 22	$ (6)	$ 18	$ (26)	$ 0	$ (10)	$ (3)
Net realized gain (loss) on investments	344	(15)	(147)	(37)	93	(7)	(809)	(20)
Unrealized appreciation (depreciation)	301	(240)	841	(720)	1,001	(903)	2,206	(1,993)
Net increase (decrease) in net assets from operations	624	(233)	688	(739)	1,068	(910)	1,387	(2,016)
Contract Transactions:
Payments received from contract owners	0	24	14	120	4	12	19	454
Transfers between sub-accounts and the fixed account, net	(2,964)	2,160	(2,676)	1,348	(3,923)	3,224	(4,782)	2,771
Contract benefits	(47)	(6)	(6)	0	(38)	(128)	0	0
Contract terminations	(138)	(51)	(148)	(123)	(96)	(124)	(278)	(280)
Contract maintenance charges	0	0	0	0	(1)	0	0	0
Other transfers (to) from FILI, net	0	1	0	0	0	4	0	1
Net increase (decrease) in net assets from contract transactions	(3,149)	2,128	(2,816)	1,345	(4,054)	2,988	(5,041)	2,946
Total increase (decrease) in net assets	(2,525)	1,895	(2,128)	606	(2,986)	2,078	(3,654)	930
Net Assets:
Beginning of period	2,525	630	2,128	1,522	2,986	908	3,654	2,724
End of period	$ 0	$ 2,525	$ 0	$ 2,128	$ 0	$ 2,986	$ 0	$ 3,654
(In thousands)	Subaccounts Investing In:
	PVIT - Low Duration (a)	PVIT - Real Return (a)	PVIT - Total Return (a)
	12/31/09	12/31/09	12/31/09
Operations:
Net investment income (loss)	$ 292	$ 109	$ 671
Net realized gain (loss) on investments	5,101	2,202	3,946
Unrealized appreciation (depreciation)	(4,842)	(2,176)	(4,528)
Net increase (decrease) in net assets from operations	551	135	89
Contract Transactions:
Payments received from contract owners	15,192	8,805	20,482
Transfers between sub-accounts and the fixed account, net	120,807	61,428	133,815
Contract benefits	(11)	(14)	(19)
Contract terminations	(1,637)	(487)	(1,012)
Contract maintenance charges	0	0	(1)
Other transfers (to) from FILI, net	4	11	(11)
Net increase (decrease) in net assets from contract transactions	134,355	69,743	153,254
Total increase (decrease) in net assets	134,906	69,878	153,343
Net Assets:
Beginning of period	0	0	0
End of period	$ 134,906	$ 69,878	$ 153,343

(a)New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")

During 2009, the PIMCO Variable Insurance Trust Funds were added as a fund group.

In addition, the following underlying funds were added and commenced operations:

PVIT - Low Duration
PVIT - Real Return
PVIT - Total Return
CST - International Equity Flex III

Effective December 11, 2009, the CST International Equity Flex I and CST International Equity Flex II funds were liquidated and closed to new money. All policyholders with remaining shares in the funds were transferred to the CST International Equity Flex III fund which commenced operations on December 11, 2009. In addition, the SAI Small Cap Blend and SAI Mid Cap Value funds were closed to new money on April 30, 2009. These funds were subsequently liquidated on December 4, 2009 and all policyholders with remaining shares in the SAI were transferred to the VIP - Money Market fund.

During 2009, the following underlying funds were renamed:

Old Name	New Name
CST - International Focus	CST - International Equity Flex I
CST - Global Small Cap	CST - International Equity Flex II
CST - Small Cap Core I	CST - U.S. Equity Flex I
VIP - Aggressive Growth	VIP - Growth Strategies
VIP - Aggressive Growth Investor Class	VIP - Growth Strategies Investor Class

During 2008, the following underlying funds were added and commenced operations effective May 1, 2009:

VIP - Emerging Markets
VIP - Emerging Markets Investor Class

Effective December 15, 2008, all the OMIF funds were liquidated and closed to new money. All policyholders with remaining shares in the OMIF were transferred to the VIP - Money Market fund.

As of December 31, 2009, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $86,477,889 and 4,188,000 respectively.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Adoption of New Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements.

In September 2006, the Financial Accounting Standards Board issued the guidance on fair value measurements. The guidance establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Account adopted the guidance effective January 1, 2008. Adoption of the guidance had no impact on any financial assets and financial liabilities that are required to be measured at fair value.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements - continued

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

· Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

· Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

· Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement is .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 is .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20% - 0.25%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05% - 0.10%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. Management fees are also paid by certain funds to Fidelity Strategic Advisers Inc., an affiliate of FMR LLC, in its capacity as advisor to the SAI mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2009 were 0.10% to 0.81% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2009:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 101,935	$ 641,570
VIP - Money Market Investor Class	483,300	1,076,054
VIP - High Income	37,824	31,216
VIP - High Income Investor Class	92,445	40,588
VIP - Equity-Income	11,089	70,051
VIP - Equity-Income Investor Class	12,781	16,601
VIP - Growth	2,630	56,586
VIP - Growth Investor Class	5,505	22,524
VIP - Overseas	2,173	17,942
VIP - Overseas, Class R	6,756	13,651
VIP - Overseas, Class R Investor Class	12,462	13,489
VIP - Investment Grade Bond	83,188	60,686
VIP - Investment Grade Bond Investor Class	191,291	37,973
VIP - Asset Manager	10,646	40,250
VIP - Asset Manager Investor Class	15,377	11,048
VIP - Index 500	81,144	100,957
VIP - Asset Manager: Growth	3,612	14,229
VIP - Asset Manager: Growth Investor Class	5,321	4,941
VIP - Contrafund	24,931	111,533
VIP - Contrafund Investor Class	55,992	35,019
VIP - Balanced	13,834	22,464
VIP - Balanced Investor Class	161,410	64,999
VIP - Dynamic Capital Appreciation	1,735	5,008
VIP - Dynamic Capital Appreciation Investor Class	4,171	5,100
VIP - Growth & Income	3,415	20,277
VIP - Growth & Income Investor Class	5,714	7,042
VIP - Growth Opportunities	9,693	7,125
VIP - Growth Opportunities Investor Class	17,411	4,310
VIP - Mid Cap	12,059	50,121
VIP - Mid Cap Investor Class	32,592	19,213
VIP - Value Strategies	6,651	8,782
VIP - Value Strategies Investor Class	12,957	6,594
VIP - Utilities	2,448	10,851
VIP - Utilities Investor Class	3,962	7,228
VIP - Technology	35,574	10,162
VIP - Technology Investor Class	35,759	7,005
VIP - Energy	17,037	35,100
VIP - Energy Investor Class	24,081	15,754
VIP - Health Care	3,444	13,317
VIP - Health Care Investor Class	6,850	10,249
VIP - Financial Services	10,139	13,229
VIP - Financial Services Investor Class	9,448	8,477
VIP - Industrials	6,920	7,031
VIP - Industrials Investor Class	7,439	5,922
VIP - Consumer Discretionary	2,717	2,270
VIP - Consumer Discretionary Investor Class	4,206	2,436
VIP - Real Estate	8,320	9,766
VIP - Real Estate Investor Class	10,857	7,736

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$ 56,147	$ 17,375
VIP - Strategic Income Investor Class	181,816	15,007
VIP - Growth Strategies (b)	1,598	2,529
VIP - Growth Strategies Investor Class (b)	1,441	2,278
VIP - International Capital Appreciation, Class R	6,714	3,008
VIP - International Capital Appreciation, Class R Investor Class	8,718	3,153
VIP - Value Leaders	2,142	10,714
VIP - Value Leaders Investor Class	3,874	11,861
VIP - Value	9,121	4,485
VIP - Value Investor Class	13,024	6,003
VIP - Growth Stock	2,989	2,538
VIP - Growth Stock Investor Class	4,886	3,366
VIP - Freedom Income	4,482	1,609
VIP - Freedom Income Investor Class	11,123	4,488
VIP - Freedom 2005	2,721	2,644
VIP - Freedom 2005 Investor Class	4,138	2,555
VIP - Freedom 2010	2,821	4,150
VIP - Freedom 2010 Investor Class	10,436	10,308
VIP - Freedom 2015	6,718	3,743
VIP - Freedom 2015 Investor Class	11,239	8,603
VIP - Freedom 2020	5,681	3,777
VIP - Freedom 2020 Investor Class	15,599	8,951
VIP - Freedom 2025	2,453	1,257
VIP - Freedom 2025 Investor Class	9,194	3,717
VIP - Freedom 2030	3,145	3,215
VIP - Freedom 2030 Investor Class	7,135	4,510
VIP - Freedom Lifetime Income I	934	1,075
VIP - Freedom Lifetime Income II	1,675	2,681
VIP - Freedom Lifetime Income III	418	461
VIP - Disciplined Small Cap	6,455	3,750
VIP - Disciplined Small Cap Investor Class	10,182	4,999
VIP - FundsManager 20%	115,936	27,470
VIP - FundsManager 50%	165,496	44,075
VIP - FundsManager 60%	355,585	56,405
VIP - FundsManager 70%	90,434	43,504
VIP - FundsManager 85%	48,932	23,188
VIP - Consumer Staples	4,128	5,839
VIP - Consumer Staples Investor Class	4,513	8,635
VIP - Materials	18,951	5,706
VIP - Materials Investor Class	23,557	4,096
VIP - Telecommunications	4,451	2,808
VIP - Telecommunications Investor Class	4,086	2,565
VIP - Emerging Markets	23,394	2,804
VIP - Emerging Markets Investor Class	29,571	2,011
UIF - Emerging Markets Equity	31,047	32,111
UIF - Emerging Markets Debt	40,074	12,563
UIF - Global Value Equity	4,777	7,474
UIF - International Magnum	10,272	15,488

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
WFAF - Advantage VT Discovery	$ 8	$ 3,748
WFAF - Advantage VT Opportunity	7	2,979
CST - U.S. Equity Flex I (b)	142	2,608
CST - International Equity Flex I (b)	5,742	23,461
CST - International Equity Flex II (b)	123	6,704
CST - International Equity Flex III (a)	22,374	646
Lazard - Retirement Emerging Markets	68,959	19,161
SAI - Mid Cap Value	2,188	5,357
SAI - Mid Cap Value Investor Class	1,601	4,422
SAI - Small Cap Blend	1,976	6,056
SAI - Small Cap Blend Investor Class	2,619	7,670
PVIT - Low Duration (a)	140,724	982
PVIT - Real Return (a)	72,897	858
PVIT - Total Return (a)	158,470	603

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2009:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	689,658	$ 689,658	$ 1.00
VIP - Money Market Investor Class	920,271	920,271	1.00
VIP - High Income	29,170	307,749	5.29
VIP - High Income Investor Class	28,467	155,096	5.27
VIP - Equity-Income	27,728	686,570	16.81
VIP - Equity-Income Investor Class	6,613	171,286	16.77
VIP - Growth	12,215	613,906	30.04
VIP - Growth Investor Class	2,084	84,110	29.97
VIP - Overseas	6,523	160,311	15.05
VIP - Overseas, Class R	4,070	91,725	15.02
VIP - Overseas, Class R Investor Class	7,031	157,550	15.01
VIP - Investment Grade Bond	33,027	437,052	12.48
VIP - Investment Grade Bond Investor Class	30,792	383,537	12.45
VIP - Asset Manager	23,251	384,112	13.00
VIP - Asset Manager Investor Class	4,744	70,507	12.96
VIP - Index 500	5,079	759,393	119.62
VIP - Asset Manager: Growth	7,463	121,595	12.66
VIP - Asset Manager: Growth Investor Class	1,855	27,288	12.61
VIP - Contrafund	45,367	1,226,272	20.62
VIP - Contrafund Investor Class	19,247	572,580	20.56
VIP - Balanced	10,327	159,233	13.41
VIP - Balanced Investor Class	82,460	1,131,366	13.35
VIP - Dynamic Capital Appreciation	2,178	21,231	7.17
VIP - Dynamic Capital Appreciation Investor Class	2,303	22,385	7.17
VIP - Growth & Income	10,400	168,063	11.07
VIP - Growth & Income Investor Class	1,966	29,877	11.05

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Opportunities	3,778	$ 78,460	$ 14.51
VIP - Growth Opportunities Investor Class	1,788	27,411	14.46
VIP - Mid Cap	15,191	458,879	25.54
VIP - Mid Cap Investor Class	7,828	254,089	25.47
VIP - Value Strategies	6,425	86,809	7.73
VIP - Value Strategies Investor Class	4,769	58,170	7.70
VIP - Utilities	2,418	31,630	9.10
VIP - Utilities Investor Class	1,630	20,648	9.07
VIP - Technology	9,192	83,453	8.83
VIP - Technology Investor Class	6,737	58,826	8.79
VIP - Energy	8,283	192,251	16.88
VIP - Energy Investor Class	4,951	119,067	16.85
VIP - Health Care	3,121	38,334	10.79
VIP - Health Care Investor Class	2,076	26,280	10.75
VIP - Financial Services	2,739	32,915	6.55
VIP - Financial Services Investor Class	2,340	24,137	6.53
VIP - Industrials	2,565	37,472	11.63
VIP - Industrials Investor Class	2,015	29,791	11.59
VIP - Consumer Discretionary	371	4,402	9.58
VIP - Consumer Discretionary Investor Class	404	4,290	9.57
VIP - Real Estate	3,447	77,618	10.93
VIP - Real Estate Investor Class	2,887	54,705	10.90
VIP - Strategic Income	13,567	146,358	11.11
VIP - Strategic Income Investor Class	39,555	426,145	11.09
VIP - Growth Strategies (b)	624	7,028	7.21
VIP - Growth Strategies Investor Class (b)	615	6,628	7.17
VIP - International Capital Appreciation, Class R	1,776	20,942	8.60
VIP - International Capital Appreciation, Class R Investor Class	2,928	34,258	8.56
VIP - Value Leaders	1,274	18,698	9.42
VIP - Value Leaders Investor Class	1,862	28,099	9.40
VIP - Value	1,692	19,979	9.47
VIP - Value Investor Class	3,125	37,579	9.46
VIP - Growth Stock	445	6,262	11.27
VIP - Growth Stock Investor Class	574	7,512	11.21
VIP - Freedom Income	1,079	11,579	10.00
VIP - Freedom Income Investor Class	2,362	25,040	9.95
VIP - Freedom 2005	674	7,725	9.34
VIP - Freedom 2005 Investor Class	892	9,675	9.21
VIP - Freedom 2010	1,704	19,833	9.77
VIP - Freedom 2010 Investor Class	4,758	51,872	9.14
VIP - Freedom 2015	2,965	34,109	9.78
VIP - Freedom 2015 Investor Class	6,008	65,045	9.11
VIP - Freedom 2020	2,448	28,541	9.52
VIP - Freedom 2020 Investor Class	8,177	88,335	8.77
VIP - Freedom 2025	1,234	14,526	9.30
VIP - Freedom 2025 Investor Class	3,538	37,258	8.73
VIP - Freedom 2030	1,359	16,901	9.03
VIP - Freedom 2030 Investor Class	3,799	41,113	8.38

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom Lifetime Income I	715	$ 7,662	$ 9.13
VIP - Freedom Lifetime Income II	1,530	17,132	8.90
VIP - Freedom Lifetime Income III	800	8,735	8.28
VIP - Disciplined Small Cap	1,386	14,295	8.91
VIP - Disciplined Small Cap Investor Class	2,683	28,616	8.89
VIP - FundsManager 20%	23,609	242,126	10.06
VIP - FundsManager 50%	50,474	502,218	9.11
VIP - FundsManager 60%	115,191	971,736	8.82
VIP - FundsManager 70%	46,762	480,959	8.42
VIP - FundsManager 85%	19,880	199,783	8.02
VIP - Consumer Staples	783	8,411	10.22
VIP - Consumer Staples Investor Class	934	9,926	10.21
VIP - Materials	3,152	31,943	10.25
VIP - Materials Investor Class	3,453	34,438	10.25
VIP - Telecommunications	477	3,376	7.01
VIP - Telecommunications Investor Class	489	3,772	6.99
VIP - Emerging Markets	3,456	26,435	8.51
VIP - Emerging Markets Investor Class	4,316	33,400	8.50
UIF - Emerging Markets Equity	15,195	302,895	13.01
UIF - Emerging Markets Debt	10,047	84,136	7.75
UIF - Global Value Equity	3,463	51,824	7.24
UIF - International Magnum	6,332	88,000	8.81
WFAF - Advantage VT Discovery	1,648	51,718	15.70
WFAF - Advantage VT Opportunity	1,405	38,249	15.01
CST - U.S Equity Flex I (b)	1,075	36,777	12.47
CST - International Equity Flex III (a)	3,747	21,731	5.86
Lazard - Retirement Emerging Markets	7,676	173,785	19.13
PVIT - Low Duration (a)	13,344	139,748	10.11
PVIT - Real Return (a)	5,617	72,054	12.44
PVIT - Total Return (a)	14,172	157,870	10.82

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Money Market
Units Issued	15,826	45,014	1,201	3,912
Units Redeemed	(38,788)	(30,652)	(2,909)	(1,852)
Net Increase (Decrease)	(22,962)	14,362	(1,708)	2,060
VIP - High Income
Units Issued	1,296	592	394	148
Units Redeemed	(1,407)	(1,581)	(373)	(350)
Net Increase (Decrease)	(111)	(989)	21	(202)
VIP - Equity-Income
Units Issued	318	352	48	49
Units Redeemed	(1,716)	(2,748)	(278)	(485)
Net Increase (Decrease)	(1,398)	(2,396)	(230)	(436)
VIP - Growth
Units Issued	226	510	24	83
Units Redeemed	(1,330)	(1,780)	(183)	(248)
Net Increase (Decrease)	(1,104)	(1,270)	(159)	(165)
VIP - Overseas
Units Issued	2	8	0	2
Units Redeemed	(591)	(667)	(51)	(82)
Net Increase (Decrease)	(589)	(659)	(51)	(80)
VIP - Overseas, Class R
Units Issued	695	1,162	293	153
Units Redeemed	(1,468)	(3,336)	(337)	(538)
Net Increase (Decrease)	(773)	(2,174)	(44)	(385)
VIP - Investment Grade Bond
Units Issued	3,355	2,709	345	455
Units Redeemed	(3,286)	(4,049)	(748)	(852)
Net Increase (Decrease)	69	(1,340)	(403)	(397)
VIP - Asset Manager
Units Issued	304	692	51	209
Units Redeemed	(1,275)	(2,045)	(241)	(400)
Net Increase (Decrease)	(971)	(1,353)	(190)	(191)
VIP - Index 500
Units Issued	1,696	1,581	198	152
Units Redeemed	(3,040)	(3,657)	(493)	(510)
Net Increase (Decrease)	(1,344)	(2,076)	(295)	(358)
VIP - Asset Manager: Growth
Units Issued	177	473	45	155
Units Redeemed	(662)	(1,036)	(196)	(193)
Net Increase (Decrease)	(485)	(563)	(151)	(38)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Contrafund
Units Issued	1,817	2,084	183	238
Units Redeemed	(4,429)	(6,209)	(554)	(798)
Net Increase (Decrease)	(2,612)	(4,125)	(371)	(560)
VIP - Balanced
Units Issued	1,167	1,364	321	307
Units Redeemed	(1,761)	(2,767)	(563)	(611)
Net Increase (Decrease)	(594)	(1,403)	(242)	(304)
VIP - Dynamic Capital Appreciation
Units Issued	202	267	23	10
Units Redeemed	(513)	(1,039)	(51)	(141)
Net Increase (Decrease)	(311)	(772)	(28)	(131)
VIP - Growth & Income
Units Issued	402	959	30	310
Units Redeemed	(1,436)	(1,865)	(338)	(432)
Net Increase (Decrease)	(1,034)	(906)	(308)	(122)
VIP - Growth Opportunities
Units Issued	1,329	653	303	121
Units Redeemed	(1,103)	(1,733)	(229)	(322)
Net Increase (Decrease)	226	(1,080)	74	(201)
VIP - Mid Cap
Units Issued	1,827	1,801	245	214
Units Redeemed	(3,840)	(6,460)	(738)	(1,199)
Net Increase (Decrease)	(2,013)	(4,659)	(493)	(985)
VIP - Value Strategies
Units Issued	863	365	156	39
Units Redeemed	(1,127)	(2,163)	(228)	(427)
Net Increase (Decrease)	(264)	(1,798)	(72)	(388)
VIP - Utilities
Units Issued	322	848	49	216
Units Redeemed	(1,071)	(2,331)	(224)	(374)
Net Increase (Decrease)	(749)	(1,483)	(175)	(158)
VIP - Technology
Units Issued	4,566	1,681	852	145
Units Redeemed	(1,909)	(2,960)	(429)	(277)
Net Increase (Decrease)	2,657	(1,279)	423	(132)
VIP - Energy
Units Issued	1,793	3,203	268	378
Units Redeemed	(2,662)	(5,442)	(397)	(621)
Net Increase (Decrease)	(869)	(2,239)	(129)	(243)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Health Care
Units Issued	754	1,553	136	262
Units Redeemed	(1,567)	(1,459)	(294)	(157)
Net Increase (Decrease)	(813)	94	(158)	105
VIP - Financial Services
Units Issued	1,941	2,245	200	201
Units Redeemed	(2,219)	(1,384)	(220)	(200)
Net Increase (Decrease)	(278)	861	(20)	1
VIP - Industrials
Units Issued	654	808	76	160
Units Redeemed	(658)	(992)	(113)	(157)
Net Increase (Decrease)	(4)	(184)	(37)	3
VIP - Consumer Discretionary
Units Issued	322	141	62	72
Units Redeemed	(243)	(155)	(74)	(49)
Net Increase (Decrease)	79	(14)	(12)	23
VIP - Real Estate
Units Issued	992	1,125	72	188
Units Redeemed	(1,116)	(1,489)	(166)	(254)
Net Increase (Decrease)	(124)	(364)	(94)	(66)
VIP - Strategic Income
Units Issued	5,274	3,106	774	508
Units Redeemed	(2,907)	(3,470)	(660)	(559)
Net Increase (Decrease)	2,367	(364)	114	(51)
VIP - Growth Strategies (b)
Units Issued	228	346	12	56
Units Redeemed	(306)	(684)	(55)	(92)
Net Increase (Decrease)	(78)	338	(43)	(36)
VIP - International Capital Appreciation, Class R
Units Issued	786	214	139	37
Units Redeemed	(497)	(1,063)	(76)	(211)
Net Increase (Decrease)	289	(849)	63	(174)
VIP - Value Leaders
Units Issued	388	1,382	120	430
Units Redeemed	(1,303)	(1,059)	(404)	(234)
Net Increase (Decrease)	(915)	323	(284)	196
VIP - Value
Units Issued	1,029	465	428	58
Units Redeemed	(609)	(657)	(274)	(91)
Net Increase (Decrease)	420	(192)	154	(33)

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Growth Stock
Units Issued	349	312	52	55
Units Redeemed	(313)	(643)	(36)	(86)
Net Increase (Decrease)	36	(331)	16	(31)
VIP - Freedom Income
Units Issued	431	537	0	0
Units Redeemed	(210)	(512)	0	0
Net Increase (Decrease)	221	25	0	0
VIP - Freedom 2005
Units Issued	270	252	0	0
Units Redeemed	(298)	(322)	0	0
Net Increase (Decrease)	(28)	(70)	0	0
VIP - Freedom 2010
Units Issued	312	842	0	0
Units Redeemed	(522)	(1,022)	0	0
Net Increase (Decrease)	(210)	(180)	0	0
VIP - Freedom 2015
Units Issued	740	816	0	0
Units Redeemed	(554)	(676)	0	0
Net Increase (Decrease)	186	140	0	0
VIP - Freedom 2020
Units Issued	595	925	0	0
Units Redeemed	(508)	(786)	0	0
Net Increase (Decrease)	87	139	0	0
VIP - Freedom 2025
Units Issued	221	281	0	0
Units Redeemed	(149)	(213)	0	0
Net Increase (Decrease)	72	68	0	0
VIP - Freedom 2030
Units Issued	320	334	0	0
Units Redeemed	(433)	(424)	0	0
Net Increase (Decrease)	(113)	(90)	0	0
VIP - Disciplined Small Cap
Units Issued	1,121	767	154	157
Units Redeemed	(722)	(661)	(134)	(56)
Net Increase (Decrease)	399	106	20	101

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
VIP - Funds Manager 20%
Units Issued	3,615	2,813	769	1,004
Units Redeemed	(1,464)	(2,057)	(607)	(248)
Net Increase (Decrease)	2,151	756	162	756
VIP - Funds Manager 50%
Units Issued	4,741	3,682	2,645	2,480
Units Redeemed	(2,189)	(2,376)	(1,359)	(981)
Net Increase (Decrease)	2,552	1,306	1,286	1,499
VIP - Funds Manager 60%
Units Issued	2,215	1,351	1,725	1,982
Units Redeemed	(678)	(318)	(441)	(1,323)
Net Increase (Decrease)	1,537	1,033	1,284	659
VIP - Funds Manager 70%
Units Issued	2,126	2,363	1,683	1,418
Units Redeemed	(1,756)	(2,662)	(1,150)	(1,154)
Net Increase (Decrease)	370	(299)	533	264
VIP - Funds Manager 85%
Units Issued	2,438	1,582	578	476
Units Redeemed	(926)	(1,492)	(332)	(443)
Net Increase (Decrease)	1,512	90	246	33
VIP - Consumer Staples
Units Issued	514	1,136	109	176
Units Redeemed	(754)	(660)	(130)	(58)
Net Increase (Decrease)	(240)	476	(21)	118
VIP - Materials
Units Issued	2,347	2,391	424	245
Units Redeemed	(1,149)	(1,773)	(112)	(232)
Net Increase (Decrease)	1,198	618	312	13
VIP - Telecommunications
Units Issued	740	155	106	12
Units Redeemed	(498)	(151)	(54)	(11)
Net Increase (Decrease)	242	4	52	1
VIP - Emerging Markets (a)
Units Issued	3,881	811	410	73
Units Redeemed	(1,002)	(259)	(86)	(20)
Net Increase (Decrease)	2,879	552	324	53
UIF - Emerging Markets Equity
Units Issued	1,145	1,241	147	134
Units Redeemed	(1,561)	(4,880)	(229)	(631)
Net Increase (Decrease)	(416)	(3,639)	(82)	(497)

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
UIF - Emerging Markets Debt
Units Issued	586	509	81	118
Units Redeemed	(455)	(755)	(94)	(108)
Net Increase (Decrease)	131	(246)	(13)	10
UIF - Global Value Equity
Units Issued	120	149	24	26
Units Redeemed	(425)	(707)	(62)	(147)
Net Increase (Decrease)	(305)	(558)	(38)	(121)
UIF - International Magnum
Units Issued	309	493	65	54
Units Redeemed	(884)	(1,891)	(196)	(336)
Net Increase (Decrease)	(575)	(1,398)	(131)	(282)
OMIF - Growth II
Units Issued	0	3	0	0
Units Redeemed	0	(1,141)	0	(115)
Net Increase (Decrease)	0	(1,138)	0	(115)
OMIF - Small Cap
Units Issued	0	49	0	1
Units Redeemed	0	(2,607)	0	(617)
Net Increase (Decrease)	0	(2,558)	0	(616)
OMIF - Select Value
Units Issued	0	0	0	0
Units Redeemed	0	(1,089)	0	(349)
Net Increase (Decrease)	0	(1,089)	0	(349)
OMIF - Columbus Circle Technology & Communications
Units Issued	0	9	0	0
Units Redeemed	0	(4,335)	0	(188)
Net Increase (Decrease)	0	(4,326)	0	(188)
OMIF - Large Cap Growth
Units Issued	0	1	0	0
Units Redeemed	0	(2,550)	0	(197)
Net Increase (Decrease)	0	(2,549)	0	(197)
WFAF - Advantage VT Discovery
Units Issued	0	10	0	2
Units Redeemed	(249)	(383)	(30)	(49)
Net Increase (Decrease)	(249)	(373)	(30)	(47)
WFAF - Advantage VT Opportunity
Units Issued	1	9	0	6
Units Redeemed	(158)	(262)	(32)	(61)
Net Increase (Decrease)	(157)	(253)	(32)	(55)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2009	2008	2009	2008
CST - U.S Equity Flex I (b)
Units Issued	2	51	0	17
Units Redeemed	(292)	(545)	(43)	(75)
Net Increase (Decrease)	(290)	(494)	(43)	(58)
CST - International Equity Flex I (b)
Units Issued	146	698	37	195
Units Redeemed	(1,387)	(876)	(271)	(118)
Net Increase (Decrease)	(1,241)	(178)	(234)	77
CST - International Equity Flex II (b)
Units Issued	0	33	0	3
Units Redeemed	(634)	(337)	(107)	(48)
Net Increase (Decrease)	(634)	(304)	(107)	(45)
CST - International Equity Flex III (a)
Units Issued	1,599	0	222	0
Units Redeemed	(58)	0	(2)	0
Net Increase (Decrease)	1,541	0	220	0
Lazard - Retirement Emerging Markets
Units Issued	3,669	2,490	242	251
Units Redeemed	(1,695)	(3,713)	(135)	(432)
Net Increase (Decrease)	1,974	1,223	107	(181)
SAI - Mid Cap Value
Units Issued	357	383	125	106
Units Redeemed	(671)	(134)	(230)	(3)
Net Increase (Decrease)	(314)	249	(105)	103
SAI - Small Cap Blend
Units Issued	438	546	26	96
Units Redeemed	(877)	(205)	(121)	(2)
Net Increase (Decrease)	(439)	341	(95)	94
PVIT- Low Duration (a)
Units Issued	1,901	0	84	0
Units Redeemed	(200)	0	(3)	0
Net Increase (Decrease)	1,701	0	81	0
PVIT- Real Return (a)
Units Issued	1,264	0	113	0
Units Redeemed	(150)	0	(9)	0
Net Increase (Decrease)	1,114	0	104	0
PVIT- Total Return (a)
Units Issued	2,218	0	146	0
Units Redeemed	(141)	0	(6)	0
Net Increase (Decrease)	2,077	0	140	0

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Money Market Investor Class
Units Issued	114,568	143,746	462	388
Units Redeemed	(163,184)	(113,122)	(456)	(311)
Net Increase (Decrease)	(48,616)	30,624	6	77
VIP - High Income Investor Class
Units Issued	9,537	7,561	0	0
Units Redeemed	(5,812)	(6,127)	0	0
Net Increase (Decrease)	3,725	1,434	0	0
VIP - Equity Income Investor Class
Units Issued	2,063	3,535	0	0
Units Redeemed	(3,329)	(5,515)	0	0
Net Increase (Decrease)	(1,266)	(1,980)	0	0
VIP - Growth Investor Class
Units Issued	1,107	3,359	0	0
Units Redeemed	(3,552)	(3,765)	0	0
Net Increase (Decrease)	(2,445)	(406)	0	0
VIP - Overseas, Class R Investor Class
Units Issued	1,778	3,007	0	0
Units Redeemed	(2,463)	(4.266)	0	0
Net Increase (Decrease)	(685)	(1,259)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	20,740	11,792	0	0
Units Redeemed	(9,536)	(7,253)	0	0
Net Increase (Decrease)	11,204	4,539	0	0
VIP - Asset Manager Investor Class
Units Issued	1,479	4,771	0	0
Units Redeemed	(1,496)	(2,872)	0	0
Net Increase (Decrease)	(17)	1,899	0	0
VIP - Index 500
Units Issued	7,481	10,169	0	0
Units Redeemed	(8,001)	(6,257)	0	0
Net Increase (Decrease)	(520)	3,912	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	519	2,145	0	0
Units Redeemed	(620)	(1,103)	0	0
Net Increase (Decrease)	(101)	1,042	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Contrafund Investor Class
Units Issued	8,570	11,725	0	0
Units Redeemed	(8,036)	(9,831)	0	0
Net Increase (Decrease)	534	1,894	0	0
VIP - Balanced Investor Class
Units Issued	3,520	6,671	0	0
Units Redeemed	(3,522)	(5,971)	0	0
Net Increase (Decrease)	(2)	700	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	490	383	0	0
Units Redeemed	(674)	(888)	0	0
Net Increase (Decrease)	(184)	(505)	0	0
VIP - Growth & Income Investor Class
Units Issued	712	1,502	0	0
Units Redeemed	(1,030)	(1,163)	0	0
Net Increase (Decrease)	(318)	339	0	0
VIP - Growth Opportunities Investor Class
Units Issued	2,702	838	0	0
Units Redeemed	(944)	(1,204)	0	0
Net Increase (Decrease)	1,758	(366)	0	0
VIP - Mid Cap Investor Class
Units Issued	4,516	5,434	0	0
Units Redeemed	(3,940)	(5,747)	0	0
Net Increase (Decrease)	576	(313)	0	0
VIP - Value Strategies Investor Class
Units Issued	1,851	781	0	0
Units Redeemed	(1,296)	(2,079)	0	0
Net Increase (Decrease)	555	(1,298)	0	0
VIP - Utilities Investor Class
Units Issued	484	846	0	0
Units Redeemed	(889)	(1,268)	0	0
Net Increase (Decrease)	(405)	(422)	0	0
VIP - Technology Investor Class
Units Issued	3,981	1,449	0	0
Units Redeemed	(1,398)	(2,022)	0	0
Net Increase (Decrease)	2,583	(573)	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Energy Investor Class
Units Issued	3,522	4,753	0	0
Units Redeemed	(2,925)	(5,124)	0	0
Net Increase (Decrease)	597	(371)	0	0
VIP - Health Care Investor Class
Units Issued	1,182	1,669	0	0
Units Redeemed	(1,647)	(1,050)	0	0
Net Increase (Decrease)	(465)	619	0	0
VIP - Financial Services Investor Class
Units Issued	2,084	2,323	0	0
Units Redeemed	(1,941)	(1,155)	0	0
Net Increase (Decrease)	143	1,168	0	0
VIP - Industrials Investor Class
Units Issued	983	1,469	0	0
Units Redeemed	(864)	(1,310)	0	0
Net Increase (Decrease)	119	159	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	591	132	0	0
Units Redeemed	(370)	(154)	0	0
Net Increase (Decrease)	221	(22)	0	0
VIP - Real Estate Investor Class
Units Issued	1,740	1,999	0	0
Units Redeemed	(1,652)	(1,507)	0	0
Net Increase (Decrease)	88	492	0	0
VIP - Strategic Income Investor Class
Units Issued	16,741	10,007	0	0
Units Redeemed	(4,956)	(7,308)	0	0
Net Increase (Decrease)	11,785	2,699	0	0
VIP - Growth Strategies Investor Class (b)
Units Issued	229	477	0	0
Units Redeemed	(358)	(584)	0	0
Net Increase (Decrease)	(129)	(107)	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	1,052	326	0	0
Units Redeemed	(636)	(976)	0	0
Net Increase (Decrease)	416	(650)	0	0

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Value Leaders Investor Class
Units Issued	799	1,649	0	0
Units Redeemed	(1,971)	(1,414)	0	0
Net Increase (Decrease)	(1,172)	235	0	0
VIP - Value Investor Class
Units Issued	2,020	758	0	0
Units Redeemed	(1,291)	(1,223)	0	0
Net Increase (Decrease)	729	(465)	0	0
VIP - Growth Stock Investor Class
Units Issued	615	321	0	0
Units Redeemed	(449)	(553)	0	0
Net Increase (Decrease)	166	(232)	0	0
VIP - Freedom Income Investor Class
Units Issued	995	884	0	0
Units Redeemed	(511)	(1,013)	0	0
Net Increase (Decrease)	484	(129)	0	0
VIP - Freedom 2005 Investor Class
Units Issued	364	205	0	0
Units Redeemed	(275)	(190)	0	0
Net Increase (Decrease)	89	15	0	0
VIP - Freedom 2010 Investor Class
Units Issued	877	1,342	0	0
Units Redeemed	(1,192)	(1,538)	0	0
Net Increase (Decrease)	(315)	(196)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	975	1,532	0	0
Units Redeemed	(1,076)	(1,136)	0	0
Net Increase (Decrease)	(101)	396	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,372	2,180	0	0
Units Redeemed	(1,207)	(1,359)	0	0
Net Increase (Decrease)	165	821	0	0
VIP - Freedom 2025 Investor Class
Units Issued	832	812	0	0
Units Redeemed	(499)	(453)	0	0
Net Increase (Decrease)	333	359	0	0
VIP - Freedom 2030 Investor Class
Units Issued	681	1,112	0	0
Units Redeemed	(607)	(446)	0	0
Net Increase (Decrease)	74	666	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Freedom Lifetime Income I
Units Issued	0	0	60	39
Units Redeemed	0	0	(110)	(120)
Net Increase (Decrease)	0	0	(50)	(81)
VIP - Freedom Lifetime Income II
Units Issued	0	0	96	107
Units Redeemed	0	0	(274)	(366)
Net Increase (Decrease)	0	0	(178)	(259)
VIP - Freedom Lifetime Income III
Units Issued	0	0	9	23
Units Redeemed	0	0	(45)	(127)
Net Increase (Decrease)	0	0	(36)	(104)
VIP - Disciplined Small Cap Investor Class
Units Issued	1,829	1,529	0	0
Units Redeemed	(1,239)	(1,162)	0	0
Net Increase (Decrease)	590	367	0	0
VIP - FundsManager 20%
Units Issued	8,976	7,155	94	18
Units Redeemed	(3,515)	(4,560)	(33)	0
Net Increase (Decrease)	5,461	2,595	61	18
VIP - FundsManager 50%
Units Issued	11,473	10,699	299	37
Units Redeemed	(5,751)	(8,310)	(10)	(1)
Net Increase (Decrease)	5,722	2,389	289	36
VIP - FundsManager 60%
Units Issued	5,702	3,958	35	125
Units Redeemed	(1,128)	(950)	(23)	0
Net Increase (Decrease)	4,574	3,008	12	125
VIP - FundsManager 70%
Units Issued	6,924	10,599	63	0
Units Redeemed	(4,742)	(7,975)	0	0
Net Increase (Decrease)	2,182	2,624	63	0
VIP - FundsManager 85%
Units Issued	3,357	4,575	7	101
Units Redeemed	(2,716)	(3,351)	(6)	(1)
Net Increase (Decrease)	641	1,224	1	100

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
VIP - Consumer Staples Investor Class
Units Issued	726	1,733	0	0
Units Redeemed	(1,252)	(647)	0	0
Net Increase (Decrease)	(526)	1,086	0	0
VIP - Materials Investor Class
Units Issued	3,033	1,833	0	0
Units Redeemed	(1,047)	(1,298)	0	0
Net Increase (Decrease)	1,986	535	0	0
VIP - Telecommunications Investor Class
Units Issued	702	133	0	0
Units Redeemed	(458)	(121)	0	0
Net Increase (Decrease)	244	12	0	0
VIP - Emerging Markets Investor Class (a)
Units Issued	4,131	977	0	0
Units Redeemed	(711)	(383)	0	0
Net Increase (Decrease)	3,420	594	0	0
UIF - Emerging Markets Equity
Units Issued	2,314	3,297	0	0
Units Redeemed	(1,905)	(6,198)	0	0
Net Increase (Decrease)	409	(2,901)	0	0
UIF - Emerging Markets Debt
Units Issued	2,569	1,229	0	0
Units Redeemed	(918)	(1,234)	0	0
Net Increase (Decrease)	1,651	(5)	0	0
UIF - Global Value Equity
Units Issued	283	455	0	0
Units Redeemed	(373)	(699)	0	0
Net Increase (Decrease)	(90)	(244)	0	0
UIF - International Magnum
Units Issued	1,043	1,194	0	0
Units Redeemed	(1,103)	(1,864)	0	0
Net Increase (Decrease)	(60)	(670)	0	0
Lazard - Retirement Emerging Markets
Units Issued	3,689	3,155	0	0
Units Redeemed	(1,801)	(3,455)	0	0
Net Increase (Decrease)	1,888	(300)	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2009	2008	2009	2008
SAI - Mid Cap Value Investor Class
Units Issued	341	328	0	0
Units Redeemed	(692)	(139)	0	0
Net Increase (Decrease)	(351)	189	0	0
SAI - Small Cap Blend Investor Class
Units Issued	527	655	0	0
Units Redeemed	(1,176)	(303)	0	0
Net Increase (Decrease)	(649)	352	0	0
CST - International Equity Flex I (b)
Units Issued	473	427	0	0
Units Redeemed	(790)	(110)	0	0
Net Increase (Decrease)	(317)	317	0	0
CST - International Equity Flex III (a)
Units Issued	423	0	0	0
Units Redeemed	(10)	0	0	0
Net Increase (Decrease)	413	0	0	0
PVIT- Low Duration (a)
Units Issued	11,862	0	0	0
Units Redeemed	(358)	0	0	0
Net Increase (Decrease)	11,504	0	0	0
PVIT- Real Return (a)
Units Issued	5,747	0	0	0
Units Redeemed	(175)	0	0	0
Net Increase (Decrease)	5,572	0	0	0
PVIT- Total Return (a)
Units Issued	13,490	0	0	0
Units Redeemed	(570)	0	0	0
Net Increase (Decrease)	12,920	0	0	0

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income
(in thousands)	2009	2008
VIP - Money Market Investor Class
Units Issued	34,227	119,575
Units Redeemed	(36,682)	(121,116)
Net Increase (Decrease)	(2,455)	(1,541)
VIP - Balanced Investor Class
Units Issued	11,996	76,539
Units Redeemed	(5,342)	(4,448)
Net Increase (Decrease)	6,654	72,091
VIP - Funds Manager 60%
Units Issued	26,129	60,565
Units Redeemed	(4,528)	(2,316)
Net Increase (Decrease)	21,601	58,249

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2009	31,603	$21.86	$21.39	$ 689,659	0.80%	1.00%	0.79%	(0.08%)	(0.29%)
2008	56,273	$21.88	$21.46	$ 1,229,224	0.80%	1.00%	2.95%	2.19%	1.99%
2007	39,849	$21.41	$21.04	$ 852,298	0.80%	1.00%	5.09%	4.36%	4.15%
2006	39,810	$20.51	$20.20	$ 815,881	0.80%	1.00%	4.79%	4.04%	3.83%
2005	39,126	$19.71	$19.45	$ 770,756	0.80%	1.00%	2.99%	2.21%	2.00%
VIP - Money Market Investor Class
2009	81,811	$11.46	$9.94	$ 920,262	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	132,876	$11.41	$10.29	$ 1,513,016	0.25%	1.25%	2.92%	2.74%	1.70%
2007	103,716	$11.10	$10.12	$ 1,147,660	0.25%	1.25%	4.85%	4.89%	1.20%
2006	49,177	$10.59	$10.54	$ 520,616	0.25%	0.60%	4.80%	4.55%	4.19%
2005	11,691	$10.13	$10.11	$ 118,379	0.25%	0.60%	1.37%	1.26%	1.12% (e)
VIP - High Income
2009	4,547	$34.12	$33.39	$ 154,309	0.80%	1.00%	8.15%	42.81%	42.52%
2008	4,637	$23.89	$23.43	$ 110,267	0.80%	1.00%	7.90%	(25.59%)	(25.74%)
2007	5,828	$32.11	$31.55	$ 186,401	0.80%	1.00%	7.36%	1.96%	1.75%
2006	7,473	$31.49	$31.01	$ 234,543	0.80%	1.00%	7.18%	10.35%	10.13%
2005	9,439	$28.54	$28.16	$ 268,654	0.80%	1.00%	14.70%	1.88%	1.68%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income Investor Class
2009	11,859	$14.76	$12.33	$ 150,023	0.25%	0.35%	9.61%	43.40%	43.29%
2008	8,134	$8.60	$8.60	$ 69,947	0.25%	0.25%	7.94%	(25.14%)	(25.14%)
2007	6,700	$11.49	$11.49	$ 76,967	0.25%	0.25%	8.85%	2.30%	2.30%
2006	5,387	$11.23	$11.23	$ 60,491	0.25%	0.25%	12.57%	10.96%	10.96%
2005	1,315	$10.12	$10.12	$ 13,306	0.25%	0.25%	15.69%	1.20%	1.20% (e)
VIP - Equity-Income
2009	9,175	$50.95	$49.87	$ 466,105	0.80%	1.00%	2.25%	29.17%	28.91%
2008	10,803	$39.44	$38.69	$ 424,958	0.80%	1.00%	2.30%	(43.12%)	(43.23%)
2007	13,635	$69.34	$68.14	$ 943,119	0.80%	1.00%	1.64%	0.71%	0.51%
2006	17,012	$68.85	$67.80	$ 1,168,800	0.80%	1.00%	3.36%	19.23%	19.00%
2005	19,261	$57.74	$56.97	$ 1,110,065	0.80%	1.00%	1.69%	5.02%	4.81%
VIP - Equity-Income Investor Class
2009	11,764	$15.21	$9.21	$ 110,894	0.25%	0.35%	2.27%	29.77%	29.64%
2008	13,030	$7.10	$7.10	$ 92,452	0.25%	0.25%	2.34%	(42.85%)	(42.85%)
2007	15,010	$12.42	$12.42	$ 186,353	0.25%	0.25%	1.78%	1.13%	1.13%
2006	11,422	$12.28	$12.28	$ 140,223	0.25%	0.25%	3.65%	19.74%	19.74%
2005	2,998	$10.25	$10.25	$ 30,737	0.25%	0.25%	-	2.52%	2.52% (e)
VIP - Growth
2009	7,216	$50.96	$49.88	$ 366,926	0.80%	1.00%	0.43%	27.26%	27.00%
2008	8,479	$40.04	$39.27	$ 338,847	0.80%	1.00%	0.78%	(47.59%)	(47.70%)
2007	9,915	$76.40	$75.09	$ 756,185	0.80%	1.00%	0.86%	25.94%	25.69%
2006	11,817	$60.67	$59.74	$ 715,838	0.80%	1.00%	0.41%	6.00%	5.78%
2005	14,639	$57.23	$56.47	$ 836,725	0.80%	1.00%	0.53%	4.95%	4.74%
VIP - Growth Investor Class
2009	6,581	$14.40	$9.30	$ 62,467	0.25%	0.35%	0.32%	27.82%	27.69%
2008	9,026	$7.28	$7.28	$ 65,684	0.25%	0.25%	0.70%	(47.35%)	(47.35%)
2007	9,432	$13.82	$13.82	$ 130,363	0.25%	0.25%	0.62%	26.49%	26.49%
2006	5,052	$10.93	$10.93	$ 55,208	0.25%	0.25%	0.25%	6.45%	6.45%
2005	1,803	$10.27	$10.27	$ 18,510	0.25%	0.25%	-	2.65%	2.65% (e)
VIP - Overseas
2009	2,948	$33.36	$32.65	$ 98,170	0.80%	1.00%	2.08%	25.52%	25.26%
2008	3,588	$26.57	$26.06	$ 95,220	0.80%	1.00%	2.43%	(44.26%)	(44.37%)
2007	4,328	$47.67	$46.85	$ 206,041	0.80%	1.00%	3.27%	16.37%	16.13%
2006	5,378	$40.97	$40.34	$ 220,071	0.80%	1.00%	0.91%	17.14%	16.90%
2005	6,447	$34.97	$34.51	$ 225,259	0.80%	1.00%	0.71%	18.10%	17.86%
VIP - Overseas, Class R
2009	4,883	$12.54	$12.40	$ 61,129	0.80%	1.00%	2.16%	25.59%	25.34%
2008	5,700	$9.98	$9.89	$ 56,847	0.80%	1.00%	2.17%	(44.27%)	(44.38%)
2007	8,259	$17.91	$17.78	$ 147,801	0.80%	1.00%	3.38%	16.41%	16.18%
2006	7,932	$15.39	$15.30	$ 121,976	0.80%	1.00%	0.78%	17.08%	16.84%
2005	6,650	$13.14	$13.10	$ 87,366	0.80%	1.00%	0.62%	18.16%	17.93%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas, Class R Investor Class
2009	9,648	$14.65	$10.76	$ 105,536	0.25%	0.35%	2.19%	26.10%	25.98%
2008	10,333	$8.53	$8.53	$ 88,190	0.25%	0.25%	2.36%	(44.01%)	(44.01%)
2007	11,592	$15.24	$15.24	$ 176,714	0.25%	0.25%	3.29%	16.91%	16.91%
2006	6,984	$13.04	$13.04	$ 91,070	0.25%	0.25%	0.50%	17.65%	17.65%
2005	2,175	$11.08	$11.08	$ 24,102	0.25%	0.25%	-	10.83%	10.83% (e)
VIP - Investment Grade Bond
2009	12,391	$33.41	$32.71	$ 412,167	0.80%	1.00%	8.71%	14.80%	14.57%
2008	12,725	$29.11	$28.55	$ 368,697	0.80%	1.00%	4.32%	(4.03%)	(4.22%)
2007	14,462	$30.33	$29.80	$ 436,813	0.80%	1.00%	4.40%	3.51%	3.30%
2006	17,181	$29.30	$28.85	$ 501,653	0.80%	1.00%	4.27%	3.52%	3.31%
2005	21,640	$28.30	$27.93	$ 610,716	0.80%	1.00%	3.67%	1.38%	1.17%
VIP - Investment Grade Bond Investor Class
2009	31,688	$12.12	$12.01	$ 383,363	0.25%	0.35%	8.59%	15.46%	15.34%
2008	20,484	$10.50	$10.50	$ 215,079	0.25%	0.25%	3.77%	(3.52%)	(3.52%)
2007	15,945	$10.88	$10.88	$ 173,527	0.25%	0.25%	3.23%	4.01%	4.01%
2006	10,241	$10.46	$10.46	$ 107,155	0.25%	0.25%	2.36%	4.07%	4.07%
2005	2,792	$10.05	$10.05	$ 28,072	0.25%	0.25%	-	0.54%	0.54% (e)
VIP - Asset Manager
2009	8,488	$35.75	$34.99	$ 302,255	0.80%	1.00%	2.36%	28.08%	27.82%
2008	9,649	$27.91	$27.37	$ 268,386	0.80%	1.00%	2.47%	(29.29%)	(29.43%)
2007	11,194	$39.47	$38.79	$ 440,524	0.80%	1.00%	6.11%	14.57%	14.34%
2006	13,021	$34.45	$33.93	$ 447,443	0.80%	1.00%	2.83%	6.46%	6.25%
2005	15,615	$32.36	$31.93	$ 504,144	0.80%	1.00%	2.80%	3.21%	3.01%
VIP - Asset Manager Investor Class
2009	5,226	$14.57	$10.94	$ 61,481	0.25%	0.35%	2.61%	28.69%	28.56%
2008	5,243	$8.93	$8.93	$ 46,832	0.25%	0.25%	2.82%	(28.97%)	(28.97%)
2007	3,344	$12.58	$12.58	$ 42,052	0.25%	0.25%	6.19%	15.09%	15.09%
2006	2,321	$10.93	$10.93	$ 25,363	0.25%	0.25%	1.53%	6.97%	6.97%
2005	875	$10.22	$10.22	$ 8,940	0.25%	0.25%	-	2.15%	2.15% (e)
VIP - Index 500
2009	33,435	$30.65	$14.30	$ 607,531	0.25%	1.00%	2.54%	26.29%	25.34%
2008	35,594	$7.76	$24.45	$ 523,217	0.25%	1.00%	2.20%	(37.16%)	(37.63%)
2007	34,117	$12.36	$39.21	$ 884,464	0.25%	1.00%	3.56%	5.17%	4.38%
2006	31,422	$11.75	$37.56	$ 903,763	0.25%	1.00%	1.73%	15.44%	14.58%
2005	28,679	$10.18	$32.78	$ 868,798	0.25%	1.00%	1.82%	1.76%	3.78%
VIP - Asset Manager: Growth
2009	4,254	$22.30	$21.83	$ 94,469	0.80%	1.00%	1.55%	31.84%	31.58%
2008	4,890	$16.91	$16.59	$ 82,393	0.80%	1.00%	1.79%	(36.33%)	(36.46%)
2007	5,490	$26.56	$26.11	$ 145,388	0.80%	1.00%	4.24%	18.01%	17.77%
2006	6,515	$22.51	$22.17	$ 146,264	0.80%	1.00%	2.14%	6.13%	5.92%
2005	8,098	$21.21	$20.93	$ 171,358	0.80%	1.00%	2.49%	3.06%	2.85%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth Investor Class
2009	2,068	$14.57	$10.94	$ 23,388	0.25%	0.35%	1.55%	32.35%	32.22%
2008	2,169	$8.27	$8.27	$ 17,930	0.25%	0.25%	2.26%	(36.01%)	(36.01%)
2007	1,127	$12.92	$12.92	$ 14,563	0.25%	0.25%	4.32%	18.48%	18.48%
2006	590	$10.90	$10.90	$ 6,439	0.25%	0.25%	0.70%	6.53%	6.53%
2005	106	$10.24	$10.24	$ 1,085	0.25%	0.25%	-	2.35%	2.35% (e)
VIP - Contrafund
2009	23,645	$39.65	$38.81	$ 935,474	0.80%	1.00%	1.39%	34.62%	34.35%
2008	26,628	$29.46	$28.89	$ 782,687	0.80%	1.00%	0.93%	(42.98%)	(43.09%)
2007	31,312	$51.65	$50.76	$ 1,614,334	0.80%	1.00%	0.89%	16.65%	16.41%
2006	37,944	$44.28	$43.61	$ 1,677,582	0.80%	1.00%	1.27%	10.83%	10.60%
2005	45,857	$39.95	$39.43	$ 1,829,725	0.80%	1.00%	0.28%	16.00%	15.77%
VIP - Contrafund Investor Class
2009	35,731	$15.55	$10.79	$ 395,725	0.25%	0.35%	1.41%	35.32%	35.19%
2008	35,197	$7.97	$7.97	$ 280,538	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	33,303	$13.92	$13.92	$ 463,608	0.25%	0.25%	1.01%	17.17%	17.17%
2006	23,590	$11.88	$11.88	$ 280,267	0.25%	0.25%	1.33%	11.32%	11.32%
2005	7,628	$10.67	$10.67	$ 81,404	0.25%	0.25%	-	6.72%	6.72% (e)
VIP - Balanced
2009	8,270	$16.85	$16.49	$ 138,476	0.80%	1.00%	1.91%	37.49%	37.21%
2008	9,106	$12.25	$12.02	$ 110,975	0.80%	1.00%	1.61%	(34.49%)	(34.62%)
2007	10,814	$18.70	$18.38	$ 201,326	0.80%	1.00%	3.29%	8.17%	7.95%
2006	11,812	$17.29	$17.03	$ 203,386	0.80%	1.00%	2.02%	10.82%	10.59%
2005	12,517	$15.60	$15.40	$ 194,560	0.80%	1.00%	2.62%	4.92%	4.71%
VIP - Balanced Investor Class
2009	111,851	$15.80	$8.94	$ 1,100,838	0.25%	1.40%	1.91%	38.10%	37.96%
2008	105,199	$8.30	$6.54	$ 716,148	0.25%	1.25%	2.44%	(34.16%)	(34.82%)
2007	32,409	$12.60	$10.03	$ 363,794	0.25%	1.25%	3.53%	8.62%	0.28%
2006	6,904	$11.60	$11.60	$ 80,123	0.25%	0.25%	0.89%	11.28%	11.28%
2005	1,278	$10.43	$10.43	$ 13,332	0.25%	0.25%	-	4.28%	4.28% (e)
VIP - Dynamic Capital Appreciation
2009	1,239	$12.62	$12.46	$ 15,613	0.80%	1.00%	0.25%	35.01%	34.74%
2008	1,578	$9.34	$9.25	$ 14,724	0.80%	1.00%	0.61%	(41.71%)	(41.82%)
2007	2,480	$16.03	$15.89	$ 39,718	0.80%	1.00%	0.30%	6.26%	6.04%
2006	3,591	$15.09	$14.99	$ 54,146	0.80%	1.00%	0.50%	13.06%	12.84%
2005	3,972	$13.34	$13.28	$ 52,975	0.80%	1.00%	-	20.18%	19.93%
VIP - Dynamic Capital Appreciation Investor Class
2009	1,527	$15.90	$10.51	$ 16,512	0.25%	0.35%	0.18%	35.67%	35.53%
2008	1,711	$7.75	$7.75	$ 13,263	0.25%	0.25%	0.53%	(41.39%)	(41.39%)
2007	2,217	$13.22	$13.22	$ 29,314	0.25%	0.25%	0.29%	6.64%	6.64%
2006	1,669	$12.40	$12.40	$ 20,701	0.25%	0.25%	0.55%	13.58%	13.58%
2005	651	$10.92	$10.92	$ 7,105	0.25%	0.25%	-	9.18%	9.18% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2009	7,299	$15.84	$15.50	$ 115,127	0.80%	1.00%	1.07%	26.19%	25.93%
2008	8,641	$12.55	$12.31	$ 108,042	0.80%	1.00%	1.15%	(42.17%)	(42.29%)
2007	9,669	$21.71	$21.33	$ 209,188	0.80%	1.00%	1.85%	11.22%	11.00%
2006	11,725	$19.52	$19.22	$ 228,163	0.80%	1.00%	0.96%	12.27%	12.05%
2005	14,288	$17.38	$17.15	$ 247,713	0.80%	1.00%	1.61%	6.78%	6.56%
VIP - Growth & Income Investor Class
2009	2,179	$14.32	$9.73	$ 21,719	0.25%	0.35%	1.07%	26.84%	26.72%
2008	2,497	$7.67	$7.67	$ 19,159	0.25%	0.25%	1.09%	(41.95%)	(41.95%)
2007	2,157	$13.22	$13.22	$ 28,518	0.25%	0.25%	1.80%	11.77%	11.77%
2006	1,263	$11.83	$11.83	$ 14,936	0.25%	0.25%	0.51%	12.67%	12.67%
2005	443	$10.50	$10.50	$ 4,647	0.25%	0.25%	-	4.96%	4.96% (e)
VIP - Growth Opportunities
2009	5,149	$10.68	$10.45	$ 54,816	0.80%	1.00%	0.50%	44.68%	44.39%
2008	4,849	$7.38	$7.24	$ 35,694	0.80%	1.00%	0.38%	(55.38%)	(55.47%)
2007	6,129	$16.55	$16.26	$ 101,147	0.80%	1.00%	-	22.19%	21.94%
2006	7,163	$13.54	$13.33	$ 96,768	0.80%	1.00%	0.78%	4.61%	4.40%
2005	9,625	$12.94	$12.77	$ 124,343	0.80%	1.00%	0.97%	8.02%	7.81%
VIP - Growth Opportunities Investor Class
2009	2,814	$16.52	$8.92	$ 25,849	0.25%	0.35%	0.56%	45.21%	45.06%
2008	1,056	$6.14	$6.14	$ 6,487	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	1,422	$13.70	$13.70	$ 19,479	0.25%	0.25%	-	22.72%	22.72%
2006	534	$11.16	$11.16	$ 5,960	0.25%	0.25%	0.62%	5.00%	5.00%
2005	396	$10.63	$10.63	$ 4,204	0.25%	0.25%	-	6.28%	6.28% (e)
VIP - Mid Cap
2009	18,880	$20.61	$20.21	$ 387,986	0.80%	1.00%	0.69%	38.97%	38.69%
2008	21,386	$14.83	$14.58	$ 316,322	0.80%	1.00%	0.44%	(39.93%)	(40.05%)
2007	27,031	$24.69	$24.31	$ 665,751	0.80%	1.00%	0.91%	14.70%	14.46%
2006	34,576	$21.53	$21.24	$ 742,899	0.80%	1.00%	0.37%	11.80%	11.58%
2005	42,794	$19.26	$19.04	$ 822,698	0.80%	1.00%	-	17.36%	17.13%
VIP - Mid Cap Investor Class
2009	16,772	$16.25	$11.63	$ 199,392	0.25%	0.35%	0.65%	39.63%	39.49%
2008	16,196	$8.33	$8.33	$ 134,928	0.25%	0.25%	0.38%	(39.65%)	(39.65%)
2007	16,509	$13.80	$13.80	$ 227,889	0.25%	0.25%	0.75%	15.17%	15.17%
2006	12,345	$11.99	$11.99	$ 147,969	0.25%	0.25%	0.22%	12.31%	12.31%
2005	4,406	$10.67	$10.67	$ 47,025	0.25%	0.25%	-	6.72%	6.72% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2009	4,139	$12.03	$11.88	$ 49,665	0.80%	1.00%	0.61%	56.33%	56.01%
2008	4,475	$7.70	$7.61	$ 34,365	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	6,661	$15.88	$15.75	$ 105,634	0.80%	1.00%	0.94%	4.88%	4.66%
2006	7,254	$15.15	$15.05	$ 109,755	0.80%	1.00%	0.63%	15.41%	15.17%
2005	9,714	$13.12	$13.06	$ 127,394	0.80%	1.00%	-	1.84%	1.64%
VIP - Value Strategies Investor Class
2009	3,719	$20.05	$9.58	$ 36,723	0.25%	0.35%	0.58%	57.12%	56.96%
2008	3,164	$6.10	$6.10	$ 19,293	0.25%	0.25%	0.60%	(51.33%)	(51.33%)
2007	4,462	$12.53	$12.53	$ 55,898	0.25%	0.25%	0.77%	5.26%	5.26%
2006	2,492	$11.90	$11.90	$ 29,662	0.25%	0.25%	0.29%	15.89%	15.89%
2005	563	$10.27	$10.27	$ 5,787	0.25%	0.25%	-	2.69%	2.69% (e)
VIP - Utilities
2009	1,898	$11.62	$11.42	$ 22,008	0.80%	1.00%	3.05%	14.50%	14.26%
2008	2,822	$10.15	$10.00	$ 28,577	0.80%	1.00%	1.86%	(36.12%)	(36.25%)
2007	4,464	$15.89	$15.68	$ 70,793	0.80%	1.00%	1.57%	19.70%	19.45%
2006	5,008	$13.27	$13.13	$ 66,381	0.80%	1.00%	2.03%	30.74%	30.48%
2005	2,989	$10.15	$10.06	$ 30,318	0.80%	1.00%	1.88%	8.67%	8.45%
VIP - Utilities Investor Class
2009	1,265	$11.90	$11.67	$ 14,786	0.25%	0.35%	3.26%	14.95%	14.83%
2008	1,670	$10.16	$10.16	$ 16,955	0.25%	0.25%	1.95%	(35.81%)	(35.81%)
2007	2,092	$15.82	$15.82	$ 33,094	0.25%	0.25%	1.94%	20.23%	20.23%
2006	1,213	$13.16	$13.16	$ 15,957	0.25%	0.25%	3.19%	31.24%	31.24%
2005	104	$10.03	$10.03	$ 1,047	0.25%	0.25%	5.18%	0.26%	0.26% (e)
VIP - Technology
2009	6,897	$11.79	$11.59	$ 81,160	0.80%	1.00%	0.18%	94.45%	94.06%
2008	3,817	$6.06	$5.97	$ 23,110	0.80%	1.00%	0.14%	(51.17%)	(51.26%)
2007	5,228	$12.41	$12.25	$ 64,826	0.80%	1.00%	-	14.43%	14.20%
2006	5,368	$10.85	$10.73	$ 58,180	0.80%	1.00%	-	7.32%	7.11%
2005	7,097	$10.11	$10.02	$ 71,696	0.80%	1.00%	0.46%	10.00%	9.78%
VIP - Technology Investor Class
2009	4,367	$22.85	$12.80	$ 59,218	0.25%	0.35%	0.14%	95.44%	95.24%
2008	1,784	$6.55	$6.55	$ 11,682	0.25%	0.25%	0.06%	(50.97%)	(50.97%)
2007	2,357	$13.36	$13.36	$ 31,480	0.25%	0.25%	-	14.86%	14.86%
2006	1,304	$11.63	$11.63	$ 15,161	0.25%	0.25%	-	7.83%	7.83%
2005	508	$10.78	$10.78	$ 5,480	0.25%	0.25%	-	7.84%	7.84% (e)
VIP - Energy
2009	6,591	$21.26	$20.90	$ 139,825	0.80%	1.00%	0.44%	46.84%	46.54%
2008	7,589	$14.48	$14.26	$ 109,664	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	10,071	$31.94	$31.53	$ 321,162	0.80%	1.00%	0.28%	44.80%	44.51%
2006	11,453	$22.06	$21.82	$ 252,323	0.80%	1.00%	0.58%	15.98%	15.75%
2005	16,073	$19.02	$18.85	$ 305,374	0.80%	1.00%	0.55%	45.14%	44.85%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy Investor Class
2009	6,606	$16.56	$12.43	$ 83,423	0.25%	0.35%	0.42%	47.42%	47.27%
2008	6,009	$8.43	$8.43	$ 50,657	0.25%	0.25%	0.02%	(54.43%)	(54.43%)
2007	6,380	$18.50	$18.50	$ 118,044	0.25%	0.25%	0.26%	45.51%	45.51%
2006	3,822	$12.71	$12.71	$ 48,591	0.25%	0.25%	0.85%	16.40%	16.40%
2005	1,443	$10.92	$10.92	$ 15,764	0.25%	0.25%	1.00%	9.23%	9.23% (e)
VIP - Health Care
2009	2,735	$12.34	$12.13	$ 33,678	0.80%	1.00%	0.31%	31.58%	31.32%
2008	3,706	$9.38	$9.24	$ 34,692	0.80%	1.00%	0.38%	(32.77%)	(32.90%)
2007	3,507	$13.95	$13.77	$ 48,860	0.80%	1.00%	0.54%	9.32%	9.10%
2006	4,873	$12.76	$12.62	$ 62,099	0.80%	1.00%	0.05%	5.49%	5.28%
2005	9,046	$12.09	$11.99	$ 109,317	0.80%	1.00%	0.16%	16.12%	15.89%
VIP - Health Care Investor Class
2009	2,027	$15.11	$10.77	$ 22,319	0.25%	0.35%	0.24%	32.20%	32.06%
2008	2,492	$8.15	$8.15	$ 20,299	0.25%	0.25%	0.31%	(32.48%)	(32.48%)
2007	1,873	$12.06	$12.06	$ 22,595	0.25%	0.25%	0.35%	9.74%	9.74%
2006	1,366	$10.99	$10.99	$ 15,018	0.25%	0.25%	0.06%	5.95%	5.95%
2005	672	$10.38	$10.38	$ 6,976	0.25%	0.25%	-	3.76%	3.76% (e)
VIP - Financial Services
2009	2,206	$8.14	$8.00	$ 17,938	0.80%	1.00%	1.34%	26.28%	26.02%
2008	2,504	$6.45	$6.35	$ 16,123	0.80%	1.00%	2.22%	(50.48%)	(50.58%)
2007	1,642	$13.02	$12.85	$ 21,341	0.80%	1.00%	2.71%	(14.12%)	(14.30%)
2006	2,671	$15.16	$14.99	$ 40,436	0.80%	1.00%	1.17%	15.36%	15.13%
2005	2,224	$13.14	$13.02	$ 29,191	0.80%	1.00%	1.36%	6.85%	6.64%
VIP - Financial Services Investor Class
2009	2,202	$16.95	$6.75	$ 15,278	0.25%	0.35%	1.38%	26.98%	26.86%
2008	2,059	$5.31	$5.31	$ 10,941	0.25%	0.25%	2.51%	(50.30%)	(50.30%)
2007	891	$10.69	$10.69	$ 9,524	0.25%	0.25%	2.60%	(13.81%)	(13.81%)
2006	964	$12.40	$12.40	$ 11,954	0.25%	0.25%	0.53%	15.83%	15.83%
2005	176	$10.71	$10.71	$ 1,889	0.25%	0.25%	-	7.08%	7.08% (e)
VIP - Industrials
2009	1,755	$17.04	$16.76	$ 29,836	0.80%	1.00%	1.11%	39.10%	38.82%
2008	1,796	$12.25	$12.07	$ 21,961	0.80%	1.00%	1.05%	(40.32%)	(40.44%)
2007	1,978	$20.53	$20.27	$ 40,545	0.80%	1.00%	0.56%	17.34%	17.11%
2006	2,376	$17.50	$17.31	$ 41,526	0.80%	1.00%	0.86%	14.71%	14.47%
2005	2,744	$15.25	$15.12	$ 41,817	0.80%	1.00%	0.54%	11.98%	11.76%
VIP - Industrials Investor Class
2009	1,929	$16.56	$11.93	$ 23,350	0.25%	0.35%	1.04%	39.67%	39.48%
2008	1,810	$8.54	$8.54	$ 15,465	0.25%	0.25%	1.03%	(39.99%)	(39.99%)
2007	1,651	$14.24	$14.24	$ 23,514	0.25%	0.25%	0.69%	17.82%	17.82%
2006	977	$12.09	$12.09	$ 11,811	0.25%	0.25%	1.29%	15.14%	15.14%
2005	171	$10.50	$10.50	$ 1,795	0.25%	0.25%	1.12%	4.96%	4.96% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Discretionary
2009	350	$10.19	$10.02	$ 3,553	0.80%	1.00%	0.53%	37.21%	36.93%
2008	283	$7.43	$7.32	$ 2,099	0.80%	1.00%	0.58%	(34.63%)	(34.76%)
2007	275	$11.36	$11.22	$ 3,118	0.80%	1.00%	0.22%	(8.88%)	(9.06%)
2006	738	$12.47	$12.34	$ 9,189	0.80%	1.00%	0.66%	11.73%	11.50%
2005	513	$11.16	$11.06	$ 5,720	0.80%	1.00%	-	2.15%	1.94%
VIP - Consumer Discretionary Investor Class
2009	398	$16.95	$9.37	$ 3,868	0.25%	0.35%	0.66%	37.83%	37.69%
2008	177	$6.80	$6.80	$ 1,200	0.25%	0.25%	0.44%	(34.26%)	(34.26%)
2007	198	$10.34	$10.34	$ 2,050	0.25%	0.25%	0.16%	(8.52%)	(8.52%)
2006	360	$11.30	$11.30	$ 4,073	0.25%	0.25%	1.16%	12.34%	12.34%
2005	21	$10.06	$10.06	$ 214	0.25%	0.25%	-	0.61%	0.61% (e)
VIP - Real Estate
2009	2,503	$15.07	$14.88	$ 37,673	0.80%	1.00%	2.86%	36.59%	36.32%
2008	2,721	$11.03	$10.92	$ 29,984	0.80%	1.00%	2.60%	(40.35%)	(40.47%)
2007	3,150	$18.50	$18.34	$ 58,211	0.80%	1.00%	0.91%	(18.39%)	(18.55%)
2006	8,004	$22.66	$22.52	$ 181,265	0.80%	1.00%	1.66%	35.62%	35.35%
2005	7,679	$16.71	$16.64	$ 128,262	0.80%	1.00%	2.37%	14.21%	13.98%
VIP - Real Estate Investor Class
2009	3,094	$20.48	$9.60	$ 31,467	0.25%	0.35%	3.02%	37.23%	37.09%
2008	3,006	$6.99	$6.99	$ 21,022	0.25%	0.25%	2.82%	(40.06%)	(40.06%)
2007	2,515	$11.67	$11.67	$ 29,336	0.25%	0.25%	1.21%	(18.04%)	(18.04%)
2006	3,095	$14.23	$14.23	$ 44,046	0.25%	0.25%	2.59%	36.19%	36.19%
2005	656	$10.45	$10.45	$ 6,855	0.25%	0.25%	5.94%	4.51%	4.51% (e)
VIP - Strategic Income
2009	10,530	$14.34	$14.18	$ 150,729	0.80%	1.00%	4.92%	28.98%	28.72%
2008	8,049	$11.12	$11.01	$ 89,331	0.80%	1.00%	4.95%	(10.92%)	(11.10%)
2007	8,464	$12.48	$12.39	$ 105,500	0.80%	1.00%	4.48%	4.74%	4.52%
2006	9,275	$11.92	$11.85	$ 110,417	0.80%	1.00%	4.24%	7.00%	6.79%
2005	10,885	$11.14	$11.10	$ 121,153	0.80%	1.00%	4.26%	2.27%	2.07%
VIP - Strategic Income Investor Class
2009	32,809	$13.73	$13.27	$ 438,663	0.25%	0.35%	5.39%	29.74%	29.61%
2008	21,024	$10.22	$10.22	$ 214,969	0.25%	0.25%	5.21%	(10.56%)	(10.56%)
2007	18,325	$11.43	$11.43	$ 209,503	0.25%	0.25%	5.98%	5.28%	5.28%
2006	8,631	$10.86	$10.86	$ 93,727	0.25%	0.25%	7.24%	7.58%	7.58%
2005	2,134	$10.09	$10.09	$ 21,542	0.25%	0.25%	9.82%	0.93%	0.93% (f)
VIP - Growth Strategies
2009	469	$9.61	$9.52	$ 4,496	0.80%	1.00%	-	38.61%	38.33%
2008	590	$6.93	$6.88	$ 4,084	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	964	$13.64	$13.57	$ 13,141	0.80%	1.00%	-	16.58%	16.34%
2006	382	$11.70	$11.67	$ 4,473	0.80%	1.00%	-	7.66%	7.45%
2005	437	$10.87	$10.86	$ 4,745	0.80%	1.00%	-	8.68%	8.57% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Strategies Investor Class
2009	464	$16.34	$9.27	$ 4,413	0.25%	0.35%	-	39.42%	39.28%
2008	593	$6.65	$6.65	$ 3,945	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	700	$13.04	$13.04	$ 9,126	0.25%	0.25%	-	17.10%	17.10%
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
2005	124	$10.29	$10.29	$ 1,281	0.25%	0.25%	-	2.94%	2.94% (e)
VIP - International Capital Appreciation
2006	-	-	-	-	0.80%	1.00%	-	1.22%	1.18%
2005	753	$11.38	$11.37	$ 8,571	0.80%	1.00%	0.29%	13.81%	13.70% (f)
VIP - International Capital Appreciation, Class R
2009	1,497	$10.21	$10.12	$ 15,276	0.80%	1.00%	1.00%	54.52%	54.21%
2008	1,145	$6.61	$6.56	$ 7,560	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	2,168	$13.49	$13.42	$ 29,215	0.80%	1.00%	0.83%	4.32%	4.11%
2006	1,136	$12.93	$12.89	$ 14,688	0.80%	1.00%	0.83%	13.58%	13.36% (d)
VIP - International Capital Appreciation Investor Class
2009	2,447	$19.82	$9.83	$ 25,060	0.25%	0.35%	1.00%	55.22%	55.06%
2008	2,031	$6.33	$6.33	$ 12,865	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	2,681	$12.86	$12.86	$ 34,491	0.25%	0.25%	0.66%	4.80%	4.80%
2006	1,810	$12.28	$12.28	$ 22,216	0.25%	0.25%	0.87%	13.94%	13.94%
2005	862	$10.77	$10.77	$ 9,285	0.25%	0.25%	0.47%	7.73%	7.73% (e)
VIP - Value Leaders
2009	1,343	$8.95	$8.87	$ 12,005	0.80%	1.00%	1.52%	26.89%	26.63%
2008	2,542	$7.05	$7.00	$ 17,904	0.80%	1.00%	1.81%	(45.05%)	(45.16%)
2007	2,024	$12.84	$12.77	$ 25,966	0.80%	1.00%	1.08%	3.72%	3.51%
2006	3,054	$12.37	$12.34	$ 37,775	0.80%	1.00%	0.87%	14.26%	14.03%
2005	3,059	$10.83	$10.82	$ 33,122	0.80%	1.00%	0.57%	8.30%	8.19% (f)
VIP - Value Leaders Investor Class
2009	1,975	$15.12	$8.76	$ 17,503	0.25%	0.35%	1.56%	27.40%	27.28%
2008	3,147	$6.88	$6.88	$ 21,639	0.25%	0.25%	1.67%	(44.81%)	(44.81%)
2007	2,912	$12.46	$12.46	$ 36,274	0.25%	0.25%	1.29%	4.22%	4.22%
2006	2,197	$11.95	$11.95	$ 26,254	0.25%	0.25%	1.52%	14.70%	14.70%
2005	394	$10.42	$10.42	$ 4,102	0.25%	0.25%	1.05%	4.20%	4.20% (e)
VIP - Value
2009	1,740	$9.22	$9.14	$ 16,020	0.80%	1.00%	1.11%	41.52%	41.23%
2008	1,166	$6.52	$6.47	$ 7,595	0.80%	1.00%	0.93%	(46.97%)	(47.08%)
2007	1,392	$12.29	$12.23	$ 17,088	0.80%	1.00%	0.57%	1.27%	1.07%
2006	1,127	$12.13	$12.10	$ 13,671	0.80%	1.00%	1.26%	13.84%	13.61%
2005	768	$10.66	$10.65	$ 8,190	0.80%	1.00%	0.65%	6.60%	6.49% (f)
VIP - Value Investor Class
2009	3,149	$17.53	$9.05	$ 29,562	0.25%	0.35%	0.97%	42.05%	41.91%
2008	2,420	$6.37	$6.37	$ 15,419	0.25%	0.25%	0.82%	(46.66%)	(46.66%)
2007	2,885	$11.95	$11.95	$ 34,465	0.25%	0.25%	0.57%	1.73%	1.73%
2006	1,679	$11.74	$11.74	$ 19,714	0.25%	0.25%	1.17%	14.20%	14.20%
2005	665	$10.28	$10.28	$ 6,835	0.25%	0.25%	1.15%	2.83%	2.83% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Stock
2009	493	$10.19	$10.09	$ 5,017	0.80%	1.00%	0.43%	43.70%	43.41%
2008	441	$7.09	$7.04	$ 3,120	0.80%	1.00%	0.12%	(45.11%)	(45.23%)
2007	804	$12.91	$12.85	$ 10,372	0.80%	1.00%	-	21.68%	21.43%
2006	459	$10.61	$10.58	$ 4,876	0.80%	1.00%	0.05%	0.31%	0.11%
2005	1,809	$10.58	$10.57	$ 19,138	0.80%	1.00%	-	5.80%	5.70% (f)
VIP - Growth Stock Investor Class
2009	603	$16.36	$10.10	$ 6,440	0.25%	0.35%	0.45%	44.28%	44.14%
2008	437	$7.00	$7.00	$ 3,061	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	669	$12.69	$12.69	$ 8,494	0.25%	0.25%	-	22.15%	22.15%
2006	351	$10.39	$10.39	$ 3,652	0.25%	0.25%	0.02%	0.69%	0.69%
2005	200	$10.32	$10.32	$ 2,068	0.25%	0.25%	-	3.19%	3.19% (e)
VIP - Freedom Income
2009	932	$11.58	$11.58	$ 10,795	0.80%	0.80%	4.15%	14.03%	14.03%
2008	711	$10.16	$10.16	$ 7,221	0.80%	0.80%	3.51%	(11.17%)	(11.17%)
2007	685	$11.44	$11.44	$ 7,833	0.80%	0.80%	3.71%	5.35%	5.35%
2006	701	$10.86	$10.86	$ 7,614	0.80%	0.80%	3.75%	6.09%	6.09%
2005	441	$10.23	$10.23	$ 4,516	0.80%	0.80%	1.37%	2.32%	2.32% (f)
VIP - Freedom Income Investor Class
2009	1,999	$12.00	$11.69	$ 23,498	0.25%	0.35%	4.23%	14.57%	14.45%
2008	1,515	$10.20	$10.20	$ 15,455	0.25%	0.25%	3.22%	(10.77%)	(10.77%)
2007	1,644	$11.43	$11.43	$ 18,793	0.25%	0.25%	5.58%	5.81%	5.81%
2006	958	$10.81	$10.81	$ 10,356	0.25%	0.25%	0.21%	6.57%	6.57%
2005	234	$10.14	$10.14	$ 2,376	0.25%	0.25%	-	1.41%	1.41% (e)
VIP - Freedom 2005
2009	556	$11.33	$11.33	$ 6,295	0.80%	0.80%	4.01%	22.04%	22.04%
2008	584	$9.28	$9.28	$ 5,417	0.80%	0.80%	3.50%	(24.44%)	(24.44%)
2007	654	$12.28	$12.28	$ 8,036	0.80%	0.80%	3.26%	7.78%	7.78%
2006	596	$11.40	$11.40	$ 6,795	0.80%	0.80%	2.82%	8.71%	8.71%
2005	451	$10.48	$10.48	$ 4,723	0.80%	0.80%	0.74%	4.82%	4.82% (f)
VIP - Freedom 2005 Investor Class
2009	711	$13.36	$11.27	$ 8,217	0.25%	0.35%	4.27%	22.40%	22.28%
2008	622	$9.21	$9.21	$ 5,734	0.25%	0.25%	3.01%	(24.10%)	(24.10%)
2007	608	$12.14	$12.14	$ 7,373	0.25%	0.25%	4.26%	8.28%	8.28%
2006	379	$11.21	$11.21	$ 4,253	0.25%	0.25%	0.34%	9.44%	9.44%
2005	177	$10.24	$10.24	$ 1,810	0.25%	0.25%	-	2.41%	2.41% (e)
VIP - Freedom 2010
2009	1,471	$11.31	$11.31	$ 16,644	0.80%	0.80%	3.99%	23.28%	23.28%
2008	1,681	$9.18	$9.18	$ 15,426	0.80%	0.80%	2.71%	(25.65%)	(25.65%)
2007	1,862	$12.34	$12.34	$ 22,972	0.80%	0.80%	2.74%	7.84%	7.84%
2006	1,608	$11.45	$11.45	$ 18,409	0.80%	0.80%	2.11%	8.95%	8.95%
2005	1,000	$10.51	$10.51	$ 10,506	0.80%	0.80%	0.65%	5.06%	5.06% (f)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2010 Investor Class
2009	3,802	$13.58	$11.25	$ 43,489	0.25%	0.35%	4.18%	23.78%	23.66%
2008	4,117	$9.09	$9.09	$ 37,407	0.25%	0.25%	2.97%	(25.17%)	(25.17%)
2007	4,313	$12.14	$12.14	$ 52,377	0.25%	0.25%	4.00%	8.36%	8.36%
2006	2,571	$11.21	$11.21	$ 28,808	0.25%	0.25%	0.22%	9.21%	9.21%
2005	950	$10.26	$10.26	$ 9,752	0.25%	0.25%	-	2.61%	2.61% (e)
VIP - Freedom 2015
2009	2,537	$11.43	$11.43	$ 29,000	0.80%	0.80%	3.93%	24.28%	24.28%
2008	2,351	$9.20	$9.20	$ 21,625	0.80%	0.80%	2.87%	(27.61%)	(27.61%)
2007	2,212	$12.71	$12.71	$ 28,100	0.80%	0.80%	3.05%	8.45%	8.45%
2006	1,658	$11.72	$11.72	$ 19.429	0.80%	0.80%	1.39%	10.15%	10.15%
2005	1,040	$10.64	$10.64	$ 11,068	0.80%	0.80%	0.74%	6.37%	6.37% (f)
VIP - Freedom 2015 Investor Class
2009	4,771	$13.77	$11.30	$ 54,736	0.25%	0.35%	4.05%	24.94%	24.81%
2008	4,872	$9.05	$9.05	$ 44,069	0.25%	0.25%	3.04%	(27.30%)	(27.30%)
2007	4,476	$12.44	$12.44	$ 55,690	0.25%	0.25%	3.72%	8.99%	8.99%
2006	3,210	$11.42	$11.42	$ 36,647	0.25%	0.25%	0.14%	10.61%	10.61%
2005	651	$10.32	$10.32	$ 6,720	0.25%	0.25%	-	3.21%	3.21% (e)
VIP - Freedom 2020
2009	2,090	$11.15	$11.15	$ 23,309	0.80%	0.80%	3.56%	27.94%	27.94%
2008	2,003	$8.72	$8.72	$ 17,457	0.80%	0.80%	2.61%	(33.14%)	(33.14%)
2007	1,864	$13.04	$13.04	$ 24,299	0.80%	0.80%	2.34%	9.35%	9.35%
2006	1,502	$11.92	$11.92	$ 17,907	0.80%	0.80%	1.69%	11.06%	11.06%
2005	1,259	$10.74	$10.74	$ 13,512	0.80%	0.80%	0.80%	7.35%	7.35% (f)
VIP - Freedom 2020 Investor Class
2009	6,396	$14.39	$10.97	$ 71,713	0.25%	0.35%	3.79%	28.43%	28.30%
2008	6,231	$8.54	$8.54	$ 53,246	0.25%	0.25%	2.78%	(32.80%)	(32.80%)
2007	5,410	$12.72	$12.72	$ 68,795	0.25%	0.25%	3.46%	9.92%	9.92%
2006	3,741	$11.57	$11.57	$ 43,281	0.25%	0.25%	0.24%	11.55%	11.55%
2005	1,040	$10.37	$10.37	$ 10,782	0.25%	0.25%	-	3.71%	3.71% (e)
VIP - Freedom 2025
2009	1,031	$11.13	$11.13	$ 11,474	0.80%	0.80%	3.70%	29.01%	29.01%
2008	959	$8.63	$8.63	$ 8,271	0.80%	0.80%	2.72%	(34.69%)	(34.69%)
2007	890	$13.21	$13.21	$ 11,761	0.80%	0.80%	2.68%	9.61%	9.61%
2006	522	$12.05	$12.05	$ 6,288	0.80%	0.80%	1.86%	11.59%	11.59%
2005	372	$10.80	$10.80	$ 4,020	0.80%	0.80%	0.87%	8.02%	8.02% (f)
VIP - Freedom 2025 Investor Class
2009	2,732	$14.61	$10.91	$ 30,890	0.25%	0.35%	3.55%	29.63%	29.50%
2008	2,399	$8.42	$8.42	$ 20,188	0.25%	0.25%	2.91%	(34.38%)	(34.38%)
2007	2,040	$12.83	$12.83	$ 26,159	0.25%	0.25%	3.46%	10.11%	10.11%
2006	1,175	$11.65	$11.65	$ 13,680	0.25%	0.25%	0.17%	11.98%	11.98%
2005	206	$10.40	$10.40	$ 2,145	0.25%	0.25%	-	4.01%	4.01% (e)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2009	1,132	$10.84	$10.84	$ 12,275	0.80%	0.80%	2.43%	30.61%	30.61%
2008	1,245	$8.30	$8.30	$ 10,336	0.80%	0.80%	2.20%	(38.54%)	(38.54%)
2007	1,335	$13.51	$13.51	$ 18,031	0.80%	0.80%	2.27%	10.47%	10.47%
2006	973	$12.23	$12.23	$ 11,893	0.80%	0.80%	1.90%	12.29%	12.29%
2005	659	$10.89	$10.89	$ 7,169	0.80%	0.80%	0.87%	8.87%	8.87% (f)
VIP - Freedom 2030 Investor Class
2009	2,920	$14.96	$10.58	$ 31,837	0.25%	0.35%	2.81%	31.24%	31.11%
2008	2,846	$8.06	$8.06	$ 22,948	0.25%	0.25%	2.97%	(38.28%)	(38.28%)
2007	2,181	$13.06	$13.06	$ 28,486	0.25%	0.25%	2.38%	11.00%	11.00%
2006	1,150	$11.77	$11.77	$ 13,534	0.25%	0.25%	0.28%	12.83%	12.83%
2005	440	$10.43	$10.43	$ 4,585	0.25%	0.25%	-	4.31%	4.31% (e)
VIP - Freedom Lifetime Income I
2009	583	$11.21	$11.21	$ 6,530	0.60%	0.60%	4.22%	22.02%	22.02%
2008	633	$9.19	$9.19	$ 5,816	0.60%	0.60%	3.49%	(23.15%)	(23.15%)
2007	714	$11.95	$11.95	$ 8,532	0.60%	0.60%	3.05%	7.50%	7.50%
2006	669	$11.12	$11.12	$ 7,445	0.60%	0.60%	2.49%	8.50%	8.50%
2005	183	$10.25	$10.25	$ 1,871	0.60%	0.60%	2.11%	2.49%	2.49% (f)
VIP - Freedom Lifetime Income II
2009	1,221	$11.15	$11.15	$ 13,617	0.60%	0.60%	4.32%	25.68%	25.68%
2008	1,399	$8.87	$8.87	$ 12,412	0.60%	0.60%	2.94%	(28.93%)	(28.93%)
2007	1,658	$12.48	$12.48	$ 20,699	0.60%	0.60%	2.64%	9.01%	9.01%
2006	1,385	$11.45	$11.45	$ 15,855	0.60%	0.60%	2.16%	10.71%	10.71%
2005	127	$10.34	$10.34	$ 1,316	0.60%	0.60%	1.51%	3.41%	3.41% (f)
VIP - Freedom Lifetime Income III
2009	618	$10.73	$10.73	$ 6,628	0.60%	0.60%	3.43%	29.56%	29.56%
2008	654	$8.28	$8.28	$ 5,416	0.60%	0.60%	2.53%	(35.64%)	(35.64%)
2007	758	$12.87	$12.87	$ 9,760	0.60%	0.60%	2.44%	10.21%	10.21%
2006	654	$11.68	$11.68	$ 7,638	0.60%	0.60%	1.83%	12.11%	12.11%
2005	182	$10.42	$10.42	$ 1,899	0.60%	0.60%	1.46%	4.19%	4.19% (f)
VIP - Disciplined Small Cap
2009	1,584	$7.80	$7.75	$ 12,349	0.80%	1.00%	0.58%	21.30%	21.06%
2008	1,165	$6.43	$6.40	$ 7,483	0.80%	1.00%	1.08%	(34.31%)	(34.45%)
2007	958	$9.79	$9.76	$ 9,377	0.80%	1.00%	0.45%	(3.03%)	(3.23%)
2006	815	$10.10	$10.09	$ 8,233	0.80%	1.00%	0.33%	1.01%	0.87% (d)
VIP - Disciplined Small Cap Investor Class
2009	2,832	$14.72	$7.93	$ 23,848	0.25%	0.35%	0.48%	21.79%	21.66%
2008	2,242	$6.51	$6.51	$ 14,603	0.25%	0.25%	0.77%	(34.00%)	(34.00%)
2007	1,875	$9.87	$9.87	$ 18,504	0.25%	0.25%	0.46%	(2.65%)	(2.65%)
2006	937	$10.14	$10.14	$ 9,498	0.25%	0.25%	0.24%	1.37%	1.37% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 20%
2009	21,329	$11.13	$10.83	$ 237,503	0.25%	1.00%	2.19%	10.04%	9.22%
2008	13,494	$10.12	$9.92	$ 135,995	0.25%	1.00%	3.39%	(8.47%)	(9.16%)
2007	9,370	$11.06	$10.92	$ 103,405	0.25%	1.00%	4.33%	5.75%	4.95%
2006	2,039	$10.45	$10.40	$ 21,296	0.25%	1.00%	3.03%	4.54%	4.01% (d)
VIP - FundsManager 50%
2009	43,615	$10.36	$10.08	$ 459,817	0.25%	1.00%	2.08%	18.68%	17.79%
2008	33,766	$8.73	$8.56	$ 293,413	0.25%	1.00%	2.69%	(22.77%)	(23.35%)
2007	28,535	$11.31	$11.17	$ 321,865	0.25%	1.00%	2.98%	6.82%	6.01%
2006	11,776	$10.59	$10.53	$ 124,477	0.25%	1.00%	2.29%	5.86%	5.33% (d)
VIP - FundsManager 60%
2009	102,209	$9.19	$8.88	$ 1,015,988	0.25%	1.40%	1.84%	22.17%	20.94%
2008	73,201	$7.52	$7.34	$ 538,687	0.25%	1.25%	2.65%	(27.11%)	(27.66%)
2007	10,126	$10.17	$10.16	$ 102,926	1.10%	1.25%	1.35%	(0.37%)	(0.42%) (c)
VIP - FundsManager 70%
2009	39,597	$9.66	$9.40	$ 393,728	0.25%	1.00%	1.75%	24.13%	23.20%
2008	36,449	$7.78	$7.63	$ 282,634	0.25%	1.00%	2.04%	(32.20%)	(32.71%)
2007	33,860	$11.48	$11.34	$ 387,737	0.25%	1.00%	2.15%	7.52%	6.71%
2006	14,742	$10.68	$10.62	$ 157,178	0.25%	1.00%	2.10%	6.77%	6.24% (d)
VIP - FundsManager 85%
2009	17,082	$9.16	$8.91	$ 159,438	0.25%	1.00%	1.53%	28.24%	27.28%
2008	14,682	$7.15	$7.00	$ 104,371	0.25%	1.00%	1.49%	(38.35%)	(38.82%)
2007	13,237	$11.59	$11.45	$ 152,960	0.25%	1.00%	1.49%	8.35%	7.53%
2006	5,787	$10.70	$10.65	$ 61,818	0.25%	1.00%	1.61%	6.99%	6.45% (d)
VIP - Consumer Staples
2009	774	$10.36	$10.30	$ 8,012	0.80%	1.00%	1.75%	19.77%	19.53%
2008	1,035	$8.65	$8.62	$ 8,951	0.80%	1.00%	1.71%	(21.98%)	(22.14%)
2007	431	$11.09	$11.07	$ 4,886	0.80%	1.00%	0.89%	10.87%	10.72% (b)
VIP - Consumer Staples Investor Class
2009	895	$13.14	$10.49	$ 9,534	0.25%	0.35%	1.53%	20.37%	20.25%
2008	1,421	$8.72	$8.72	$ 12,389	0.25%	0.25%	1.95%	(21.60%)	(21.60%)
2007	335	$11.12	$11.12	$ 3,726	0.25%	0.25%	0.85%	11.19%	11.19% (b)
VIP - Materials
2009	3,057	$10.58	$10.52	$ 32,312	0.80%	1.00%	1.21%	76.66%	76.31%
2008	1,547	$5.99	$5.97	$ 9,263	0.80%	1.00%	0.85%	(47.31%)	(47.42%)
2007	915	$11.36	$11.35	$ 10,416	0.80%	1.00%	1.09%	13.65%	13.49% (b)
VIP - Materials Investor Class
2009	3,165	$21.72	$10.71	$ 35,394	0.25%	0.35%	1.34%	77.57%	77.39%
2008	1,179	$6.03	$6.03	$ 7,106	0.25%	0.25%	0.70%	(47.11%)	(47.11%)
2007	643	$11.40	$11.40	$ 7,335	0.25%	0.25%	0.96%	14.00%	14.00% (b)
VIP - Telecommunications
2009	441	$7.57	$7.53	$ 3,342	0.80%	1.00%	1.71%	46.82%	46.53%
2008	147	$5.16	$5.14	$ 758	0.80%	1.00%	2.14%	(47.84%)	(47.94%)
2007	142	$9.89	$9.87	$ 1,403	0.80%	1.00%	0.31%	(1.12%)	(1.25%) (b)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Telecommunications Investor Class
2009	430	$18.60	$7.66	$ 3,418	0.25%	0.35%	1.92%	47.53%	47.38%
2008	186	$5.20	$5.20	$ 969	0.25%	0.25%	1.87%	(47.60%)	(47.60%)
2007	174	$9.91	$9.91	$ 1,727	0.25%	0.25%	0.39%	(0.85%)	(0.85%) (b)
VIP - Emerging Markets (a)
2009	3,808	$7.73	$7.70	$ 29,412	0.80%	1.00%	0.54%	74.00%	73.65%
2008	605	$4.44	$4.43	$ 2,688	0.80%	1.00%	1.32%	(55.60%)	(55.66%)
VIP - Emerging Markets Investor Class (a)
2009	4,014	$20.79	$7.79	$ 36,688	0.25%	0.35%	0.62%	75.12%	74.95%
2008	594	$4.45	$4.45	$ 2,642	0.25%	0.25%	1.39%	(55.53%)	(55.53%)
UIF - Emerging Markets Equity
2009	10,757	$24.03	$11.49	$ 197,690	0.25%	1.00%	-	69.42%	68.15%
2008	10,846	$6.78	$14.29	$ 120,234	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	17,884	$15.68	$33.28	$ 464,356	0.25%	1.00%	0.42%	40.10%	39.04%
2006	13,299	$11.19	$23.94	$ 291,299	0.25%	1.00%	0.71%	36.80%	35.78%
2005	11,896	$17.87	$17.63	$ 212,239	0.80%	1.00%	0.37%	32.79%	32.52%
UIF - Emerging Markets Debt
2009	4,678	$23.86	$12.70	$ 77,861	0.25%	1.00%	7.38%	29.88%	28.91%
2008	2,909	$9.78	$18.51	$ 40,810	0.25%	1.00%	7.44%	(15.19%)	(15.83%)
2007	3,149	$11.53	$21.99	$ 53,610	0.25%	1.00%	7.26%	6.26%	5.46%
2006	2,745	$10.85	$20.85	$ 52,592	0.25%	1.00%	8.00%	10.53%	9.70%
2005	3,220	$19.26	$19.01	$ 61,936	0.80%	1.00%	7.73%	11.36%	11.13%
UIF - Global Value Equity
2009	2,213	$13.11	$8.17	$ 25,073	0.25%	1.00%	7.10%	15.70%	14.84%
2008	2,646	$7.06	$11.23	$ 26,133	0.25%	1.00%	2.62%	(40.30%)	(40.75%)
2007	3,569	$11.82	$18.95	$ 59,901	0.25%	1.00%	1.85%	6.37%	5.57%
2006	3,756	$11.11	$17.95	$ 63,338	0.25%	1.00%	1.53%	20.90%	20.00%
2005	3,527	$15.16	$14.96	$ 53,352	0.80%	1.00%	1.06%	4.99%	4.78%
UIF - International Magnum
2009	5,129	$12.28	$9.15	$ 55,782	0.25%	1.00%	3.08%	32.20%	31.20%
2008	5,895	$6.92	$9.36	$ 48,777	0.25%	1.00%	3.30%	(44.76%)	(45.18%)
2007	8,245	$12.53	$17.07	$ 126,122	0.25%	1.00%	1.51%	14.30%	13.44%
2006	7,898	$10.96	$15.05	$ 112,108	0.25%	1.00%	0.09%	24.82%	23.89%
2005	6,007	$12.31	$12.15	$ 73,782	0.80%	1.00%	1.27%	10.18%	9.96%
OMIF - Growth II
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	1,252	$13.69	$13.45	$ 17,121	0.80%	1.00%	0.13%	22.44%	22.19%
2006	1,643	$11.18	$11.01	$ 18.344	0.80%	1.00%	-	6.34%	6.13%
2005	2,099	$10.51	$10.37	$ 22,039	0.80%	1.00%	-	10.47%	10.25%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Small Cap
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	3,174	$25.12	$24.69	$ 79,472	0.80%	1.00%	-	5.78%	5.57%
2006	3,889	$23.75	$23.39	$ 92,094	0.80%	1.00%	-	15.80%	15.57%
2005	5,169	$20.51	$20.24	$ 105,780	0.80%	1.00%	-	0.67%	0.46%
OMIF - Select Value
2008	-	-	-	-	-	-	0.95%	(23.08%)	(23.23%)
2007	1,436	$21.57	$21.20	$ 30,856	0.80%	1.00%	1.17%	4.67%	4.46%
2006	1,712	$20.61	$20.30	$ 35,155	0.80%	1.00%	1.49%	24.73%	24.48%
2005	2,250	$16.52	$16.31	$ 37,074	0.80%	1.00%	1.90%	3.67%	3.47%
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	4,513	$12.13	$11.92	$ 54,718	0.80%	1.00%	-	32.26%	31.99%
2006	6,194	$9.17	$9.03	$ 56,780	0.80%	1.00%	-	3.87%	3.66%
2005	8,484	$8.83	$8.71	$ 74,887	0.80%	1.00%	-	9.04%	8.82%
OMIF - Large Cap Growth
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	2,746	$21.00	$20.64	$ 57,589	0.80%	1.00%	-	22.71%	22.46%
2006	3,549	$17.11	$16.85	$ 60,664	0.80%	1.00%	-	7.23%	7.01%
2005	4,578	$15.96	$15.75	$ 72,996	0.80%	1.00%	-	4.86%	4.65%
WFAF - Advantage VT Discovery
2009	1,614	$16.07	$15.73	$ 25,873	0.80%	1.00%	-	39.18%	38.90%
2008	1,893	$11.55	$11.32	$ 21,805	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	2,313	$20.92	$20.56	$ 48,278	0.80%	1.00%	-	21.34%	21.09%
2006	2,951	$17.24	$16.98	$ 50,773	0.80%	1.00%	-	13.73%	13.50%
2005	3,735	$15.16	$14.96	$ 56,536	0.80%	1.00%	-	8.73%	8.51%
WFAF - Advantage VT Opportunity
2009	1,078	$19.62	$19.20	$ 21,088	0.80%	1.00%	-	46.55%	46.26%
2008	1,267	$13.39	$13.13	$ 16,902	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	1,574	$22.53	$22.14	$ 35,369	0.80%	1.00%	0.59%	5.78%	5.56%
2006	1,973	$21.30	$20.97	$ 41,927	0.80%	1.00%	-	11.32%	11.10%
2005	2,526	$19.13	$18.88	$ 48,244	0.80%	1.00%	-	7.02%	6.81%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - U.S. Equity Flex I
2009	1,429	$9.41	$9.21	$ 13,407	0.80%	1.00%	1.13%	23.67%	23.42%
2008	1,762	$7.61	$7.46	$ 13,371	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	2,313	$11.73	$11.53	$ 27,071	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	3,382	$11.92	$11.74	$ 40,250	0.80%	1.00%	-	3.93%	3.72%
2005	4,830	$11.47	$11.32	$ 55,331	0.80%	1.00%	-	(3.46%)	(3.65%)
CST - International Equity Flex I
2009	-	-	-	-	-	-	-	-	-
2008	1,792	$6.12	$9.68	$ 16,462	0.25%	1.00%	1.78%	(41.18%)	(41.63%)
2007	1,576	$16.88	$16.59	$ 26,556	0.80%	1.00%	1.03%	15.66%	15.42%
2006	1,914	$14.59	$14.37	$ 27,899	0.80%	1.00%	1.08%	17.71%	17.47%
2005	1,937	$12.40	$12.23	$ 23,996	0.80%	1.00%	0.82%	16.50%	16.27%
CST - International Equity Flex II
2009	-	-	-	-	-	-	-	-	-
2008	741	$7.29	$7.15	$ 5,390	0.80%	1.00%	1.71%	(47.18%)	(47.29%)
2007	1,091	$13.81	$13.57	$ 15,031	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	1,733	$14.49	$14.27	$ 25,066	0.80%	1.00%	-	12.30%	12.08%
2005	2,544	$12.90	$12.73	$ 32,774	0.80%	1.00%	-	15.22%	14.99%
CST - International Equity Flex III (a)
2009	2,174	$10.10	$10.10	$ 21,955	0.25%	1.00%	-	51.24%	50.10%
Lazard - Retirement Emerging Markets
2009	11,354	$20.22	$12.47	$ 146,840	0.25%	1.00%	4.26%	69.81%	68.53%
2008	7,385	$7.55	$7.40	$ 55,353	0.25%	1.00%	2.06%	(48.72%)	(49.11%)
2007	9,088	$14.72	$14.54	$ 133,122	0.25%	1.00%	2.08%	33.29%	32.29%
2006	3,496	$11.05	$10.99	$ 38,524	0.25%	1.00%	0.36%	10.45%	9.90% (d)
SAI - Mid Cap Value
2009	-	-	-	-	-	-	-	-	-
2008	419	$6.02	$6.00	$ 2,525	0.80%	1.00%	3.10%	(35.66%)	(35.79%)
2007	67	$9.36	$9.35	$ 630	0.80%	1.00%	0.67%	(6.35%)	(6.48%) (b)
SAI - Mid Cap Value Investor Class
2009	-	-	-	-	-	-	-	-	-
2008	351	$6.06	$6.06	$ 2,128	0.25%	0.25%	1.22%	(35.42%)	(35.42%)
2007	162	$9.39	$9.39	$ 1,522	0.25%	0.25%	0.73%	(6.10%)	(6.10%) (b)
SAI - Small Cap Blend
2009	-	-	-	-	-	-	-	-	-
2008	534	$5.59	$5.57	$ 2,986	0.80%	1.00%	0.79%	(38.91%)	(39.03%)
2007	100	$9.15	$9.14	$ 908	0.80%	1.00%	0.21%	(8.47%)	(8.60%) (b)
SAI - Small Cap Blend Investor Class
2009	-	-	-	-	-	-	-	-	-
2008	649	$5.63	$5.63	$ 3,654	0.25%	0.25%	0.18%	(38.69%)	(38.69%)
2007	297	$9.18	$9.18	$ 2,724	0.25%	0.25%	0.15%	(8.21%)	(8.21%) (b)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT- Low Duration (a)
2009	13,286	$10.15	$10.14	$ 134,906	0.25%	1.00%	0.58%	1.12%	1.09%
PVIT- Real Return (a)
2009	6,790	$10.29	$10.27	$ 69,878	0.25%	1.00%	0.97%	2.05%	2.02%
PVIT- Total Return (a)
2009	15,137	$10.13	$10.11	$ 153,343	0.25%	1.00%	0.44%	0.65%	0.62%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2007.

(c) These portfolios commenced operations on September 4, 2007.

(d) These portfolios commenced operations on May 1, 2006.

(e) These portfolios commenced operations on August 15, 2005.

(f) These portfolios commenced operations on July 1, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 9, 2010

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0210
1.540223.112

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1) Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2009.

(2) Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2009 and 2008.

(3) Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(4) Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2009 and 2008.

(5) Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008, and 2007.

(6) Consolidated Statements of Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008, and 2007.

(7) Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2009, 2008, and 2007.

(8) Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(9) There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(a) Second Amendment to the Distribution Agreement

(4) Variable Annuity Policy (Note 3)

(5) Form of Application for Deferred Variable Annuity (Note 4)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life (Note 1)

(b) Amended Bylaws of Fidelity Investments Life (Note 1)

(7) Form of Reinsurance Agreement - Not Available

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 2)

(f) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund") (Note 5)

(g) Form of Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company (Note 6)

(h) Form of Participation Agreement between Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Deleware Trust, and Invesco Distributors, Inc., a Deleware corporation, and Invesco Advisers, Inc. is filed herewith

(15)Powers of Attorney

(a) Power of Attorney for Jon J. Skillman (Note 6)

(b) Power of Attorney for Miles Mei (Note 6)

(c) Power of Attorney for William R. Ebsworth (Note 6)

(d) Power of Attorney for Kathleen A. Murphy (Note 6)

(e) Power of Attorney for Rodney R. Rohda (Note 6)

(f) Power of Attorney for Roger T. Servison (Note 6)

(g) Power of Attorney for G. Michael Slovak (Note 6)

(h) Power of Attorney for Jeffrey K. Cimini (Note 7)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on January 25, 1999.

(Note 3) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 6, 2005.

(Note 4) Incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on July 20, 2005.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2006.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on September 21, 2009.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2010.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

JEFFREY K. CIMINI, Director and President

WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

G. MICHAEL SLOVAK, Director

FLOYD L. SMITH, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

William J. Johnson Jr.	Actuary and Executive Vice President, Investment Product Development and Risk Management
Robert J. Cummings	Sr. Vice President, Client Services
Edward M. Shea	Secretary, Vice President, and Senior Legal Counsel
David A. Golino	Sr. Vice President and Chief Financial Officer
Miles Mei	Treasurer
Brian N. Leary	Vice President and Chief Compliance Officer
Felicia F. Tierney	Vice President, Human Resources
Paul J. Vancheri	Sr. Vice President, Systems and Technology
Jeffrey C. Wall	Assistant Vice President, Operations
Thomas M. Ewanich	Vice President and Actuary
Robert G. Regan	Vice President
Dave A. Perron	Vice President, Computer Operations
Earl F. Martin	Appointed Actuary
Maryann P. Crews	Illustration Actuary
Stuart C. Schagrin	Vice President, Client Services Risk Management

The address of Peter Johannsen and Malcolm MacKay are One Post Office Square, Boston, Massachusetts 02109; and for Floyd L. Smith, 4 Peter Cooper Road, # 9G, New York, New York 10010. The principal business address for each of the other persons named in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2010 there were 0 Qualified Contracts and 42,765 Non-Qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	Director, Chief Executive Officer and President
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Jim Smith	Senior Vice President, Real Estate
	John W. Callahan	Executive Vice President
	Tami R. Rash	Treasurer
	J. Gregory Wass	Assistant Treasurer
	David Forman	Secretary and Chief Legal Officer
	Peter D. Stahl	Assistant Secretary
	Susan Boudrot	Chief Compliance Officer
	Donald St. Peter	Vice President, Real Estate

The address The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Services - Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 18th day of June, 2010.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Edward M. Shea
	Jeffrey K. Cimini		Edward M. Shea,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 18th day of June, 2010.

Signature	Title

/s/ *		)
Jeffrey K. Cimini	President and Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
William R. Ebsworth	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
G. Michael Slovak	Director	)